UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report

December 31, 2021

Small Cap Fund	All Cap Select Fund
Small-Mid Cap Fund	Long-Short Fund
Mid Cap Fund	International Fund
Large Cap Fund	Short Duration Securitized Bond Fund
Large Cap Concentrated Fund	Core Bond Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC insured | No bank guarantee | May lose value

Table of Contents

Vision and Our Shared Investment Principles	1
Management Discussion of Fund Performance (Unaudited)
Diamond Hill Small Cap Fund	2
Diamond Hill Small-Mid Cap Fund	4
Diamond Hill Mid Cap Fund	6
Diamond Hill Large Cap Fund	8
Diamond Hill Large Cap Concentrated Fund	10
Diamond Hill All Cap Select Fund	12
Diamond Hill Long-Short Fund	14
Diamond Hill International Fund	16
Diamond Hill Short Duration Securitized Bond Fund	18
Diamond Hill Core Bond Fund	20
Financial Statements
Schedules of Investments	22
Statements of Assets & Liabilities	84
Statements of Operations	86
Statements of Changes in Net Assets	88
Financial Highlights	102
Notes to Financial Statements	122
Report of Independent Registered Public Accounting Firm	138
Other Items	140
Schedule of Shareholder Expenses	144
Management of the Trust	146

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Carefully consider the Fund’s investment objectives, risks, and expenses. This and other important information are contained in the Fund’s prospectus and summary prospectus, which are available at diamond-hill.com or calling 888.226.5595. Read carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Not FDIC insured | No bank guarantee | May lose value

VISION

At Diamond Hill, our goal is to be an exceptional active investment boutique that our clients trust to deliver excellent long-term investment outcomes from a team aligned with their success.

OUR SHARED INVESTMENT PRINCIPLES

ACTIVE, FUNDAMENTAL APPROACH

We believe we can add the most value with an active, fundamentally driven process.

OWNERSHIP

Our investment professionals approach each investment as long-term owners, and they invest heavily alongside our clients. With every employee an owner of company shares their first day, we promote an ownership mentality throughout the firm.

LONG-TERM

We are long-term oriented in both our investment analysis and the management of our business.

VALUATION DISCIPLINE

We invest with a valuation discipline. We believe in taking an ownership stake in an investment at a discount to what we believe it is worth and waiting patiently for value to be realized.

CAPACITY DISCIPLINE

We are committed to capacity discipline. We believe prudent capacity management puts our clients’ interests first.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 1

Management Discussion of Fund Performance (Unaudited)

Diamond Hill Small Cap Fund

Investing Environment

2021 marked the second year into the coronavirus pandemic, coinciding with another year of strong gains. US markets, as measured by the Russell 3000® Index, rose 25.7%, while the MSCI All Country World ex-USA Index advanced 7.8%.

The first half of 2021 was marked by optimism as continued distribution of COVID-19 vaccines globally and gradual steps to reopen economies drove broad gains in stocks across sectors. However, the second half of the year proved a bit choppier with the emergence of the Delta variant throughout the summer months, which, combined with inflation concerns and supply chain disruptions, brought into question the pace of economic reopening. Stocks continued to move higher in the fourth quarter as investor concerns were somewhat alleviated with better-than-expected corporate earnings. The emergence of another COVID variant, Omicron, also created economic uncertainty and caused equity markets to fall in late November, but its market impact was short-lived as Omicron proved to be less of a risk than feared.

Performance Discussion

Top contributors within the portfolio during the period included: Las Vegas locals casino operator Red Rock Resorts, Inc.; regional bank Bank OZK; regional bank Sterling Bancorp; self-storage REIT CubeSmart; and distributor of electrical, industrial and communications materials, WESCO International, Inc. Bottom contributors during the period included: rental and leasing services company PROG Holdings, Inc.; provider of regulated medical waste management Stericycle, Inc.; specialty chemicals company Chase Corporation; footwear and apparel company Wolverine World Wide, Inc.; and specialty food manufacturer and marketer Lancaster Colony Corporation.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: specialty chemicals company Chase Corporation; regional bank First Interstate BancSystem, Inc.; regional bank Glacier Bancorp, Inc.; metals mining company Taseko Mines Limited; and concrete pumping services provider Concrete Pumping Holdings, Inc. Civitas Resources, Inc., also a new name in the portfolio, is the result of a merger of our prior holding Bonanza Creek Energy and Extraction Oil & Gas and the acquisition of Crestone Peak, which closed November 1, 2021. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: freight transportation management company Hub Group, Inc.; specialty chemicals company W R Grace & Co; medical device company LivaNova Plc; airline Alaska Air Group, Inc.; and insurance broker Brown & Brown, Inc. Current and future portfolio holdings are subject to change and risk.

2 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	12/29/2000	32.45%	16.93%	8.46%	10.52%	1.26%
Class I	4/29/2005	32.83	17.27	8.78	10.83	0.97
Class Y	12/30/2011	32.98	17.40	8.89	10.97	0.85
BENCHMARK
Russell 2000 Index		14.82	20.02	12.02	13.23	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small Cap Fund Class I(A) and the Russell 2000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 2000 Index (“Index”). The Index measures the performance of roughly 2,000 US small-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 3

Diamond Hill Small-Mid Cap Fund

Investing Environment

2021 marked the second year into the coronavirus pandemic, coinciding with another year of strong gains. US markets, as measured by the Russell 3000® Index, rose 25.7%, while the MSCI All Country World ex-USA Index advanced 7.8%.

The first half of 2021 was marked by optimism as continued distribution of COVID-19 vaccines globally and gradual steps to reopen economies drove broad gains in stocks across sectors. However, the second half of the year proved a bit choppier with the emergence of the Delta variant throughout the summer months, which, combined with inflation concerns and supply chain disruptions, brought into question the pace of economic reopening. Stocks continued to move higher in the fourth quarter as investor concerns were somewhat alleviated with better-than-expected corporate earnings. The emergence of another COVID variant, Omicron, also created economic uncertainty and caused equity markets to fall in late November, but its market impact was short-lived as Omicron proved to be less of a risk than feared.

Performance Discussion

Top contributors within the portfolio during the period included: Las Vegas locals casino operator Red Rock Resorts, Inc.; distributor of electrical, industrial and communications materials, WESCO International, Inc.; self-storage REIT CubeSmart; energy and gas exploration and production company Coterra Energy, Inc.; and regional bank Sterling Bancorp. Bottom contributors during the period included: rental and leasing services company PROG Holdings, Inc.; provider of regulated medical waste management Stericycle, Inc.; footwear and apparel company Wolverine World Wide, Inc.; investment management firm Blackstone, Inc.; and fresh egg producer and distributor Cal-Maine Foods, Inc.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including investment management firm Blackstone, Inc.; regional bank First Interstate BancSystem, Inc.; group-travel business focused REIT Ryman Hospitality Properties, Inc.; producer of industrial pressure exchangers Energy Recovery, Inc.; and manufacturer of specialty foods Lancaster Colony Corporation. Coterra Energy, Inc., also a new name in the portfolio, is the result of a merger of our prior holding Cimarex Energy Co., and Cabot Oil & Gas, which closed October 1, 2021. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: medical device company LivaNova Plc; freight transportation management company Hub Group, Inc.; specialty chemicals company W R Grace & Co; multi-family REIT Mid-America Apartment Communities, Inc.; and children’s and infants’ apparel company Carter’s, Inc. Current and future portfolio holdings are subject to change and risk.

4 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	12/30/2005	30.78%	18.93%	9.71%	12.70%	1.20%
Class I	12/30/2005	31.14	19.28	10.02	13.01	0.91
Class Y	12/30/2011	31.24	19.41	10.16	13.15	0.79
BENCHMARK
Russell 2500 Index		18.18	21.91	13.75	14.15	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small-Mid Cap Fund Class I(A) and the Russell 2500 Index.

(A) The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 2500 Index (“Index”). The Index measures the performance of roughly 2,500 US small- to mid-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 5

Diamond Hill Mid Cap Fund

Investing Environment

2021 marked the second year into the coronavirus pandemic, coinciding with another year of strong gains. US markets, as measured by the Russell 3000® Index, rose 25.7%, while the MSCI All Country World ex-USA Index advanced 7.8%.

The first half of 2021 was marked by optimism as continued distribution of COVID-19 vaccines globally and gradual steps to reopen economies drove broad gains in stocks across sectors. However, the second half of the year proved a bit choppier with the emergence of the Delta variant throughout the summer months, which, combined with inflation concerns and supply chain disruptions, brought into question the pace of economic reopening. Stocks continued to move higher in the fourth quarter as investor concerns were somewhat alleviated with better-than-expected corporate earnings. The emergence of another COVID variant, Omicron, also created economic uncertainty and caused equity markets to fall in late November, but its market impact was short-lived as Omicron proved to be less of a risk than feared.

Performance Discussion

Top contributors within the portfolio during the period included: Las Vegas locals casino operator Red Rock Resorts, Inc.; self-storage REIT CubeSmart; financial services company SVB Financial Group; distributor of electrical, industrial and communications materials, WESCO International, Inc.; and energy and gas exploration and production company Coterra Energy, Inc. Bottom contributors during the period included: internet security services provider Check Point Software Technologies Ltd.; provider of regulated medical waste management Stericycle, Inc.; rental and leasing services company PROG Holdings, Inc.; apparel, footwear and accessories company VF Corporation; and property and casualty insurance company Alleghany Corporation.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including copper-focused mining company Freeport-McMoRan, Inc.; property and casualty insurance company Alleghany Corporation; timberland REIT Rayonier, Inc.; group-travel business focused REIT Ryman Hospitality Properties, Inc.; and manufacturer of specialty foods Lancaster Colony Corporation. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: specialty chemicals company W R Grace & Co; multi-family REIT Mid-America Apartment Communities, Inc.; freight transportation management company Hub Group, Inc.; children’s and infants’ apparel company Carter’s, Inc.; and networking technology provider Juniper Networks, Inc. Current and future portfolio holdings are subject to change and risk.

6 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	Inception Date	One Year	Three Years	Five Years	Since Inception (12/31/13)	Expense Ratio
PERFORMANCE AT NAV
Investor Class	12/31/2013	30.87%	17.15%	9.63%	9.21%	1.06%
Class I	12/31/2013	31.29	17.51	9.96	9.54	0.77
Class Y	12/31/2013	31.41	17.62	10.07	9.65	0.65
BENCHMARK
Russell Midcap Index		22.58	23.29	15.10	12.35	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Mid Cap Fund Class I(A) and the Russell Midcap Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell Midcap Index (“Index”). The Index measures the performance of roughly 800 US mid-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 7

Diamond Hill Large Cap Fund

Investing Environment

2021 marked the second year into the coronavirus pandemic, coinciding with another year of strong gains. US markets, as measured by the Russell 3000® Index, rose 25.7%, while the MSCI All Country World ex-USA Index advanced 7.8%.

The first half of 2021 was marked by optimism as continued distribution of COVID-19 vaccines globally and gradual steps to reopen economies drove broad gains in stocks across sectors. However, the second half of the year proved a bit choppier with the emergence of the Delta variant throughout the summer months, which, combined with inflation concerns and supply chain disruptions, brought into question the pace of economic reopening. Stocks continued to move higher in the fourth quarter as investor concerns were somewhat alleviated with better-than-expected corporate earnings. The emergence of another COVID variant, Omicron, also created economic uncertainty and caused equity markets to fall in late November, but its market impact was short-lived as Omicron proved to be less of a risk than feared.

Performance Discussion

Top contributors during the period included: property and casualty insurance company American International Group, Inc., private equity firm KKR & Co., Inc., banking and financial services company Bank of America Corporation, biopharmaceutical company Pfizer, Inc., and health care products manufacturer Abbott Laboratories. Bottom contributors during the period included financial services technology company Fidelity National Information Services, Inc., media and entertainment company Walt Disney Company, mobile game developer Zynga, Inc., consumer apparel manufacturer VF Corporation and medical device manufacturer Medtronic plc.

Fund Changes

During the period, we added new positions to the portfolio including copper-focused mining company Freeport-McMoRan, Inc., home improvement retailer Home Depot, Inc., global medical technology company Becton, Dickinson and Company, global technology company Nasdaq, Inc., and pharmaceutical company AbbVie, Inc. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included banking and financial services company Charles Schwab Corporation, discount apparel retailer TJX Companies, Inc., personal products manufacturer Kimberly-Clark Corporation, financial services firm Morgan Stanley and life insurance company MetLife, Inc. Current and future portfolio holdings are subject to change and risk.

8 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	6/29/2001	25.42%	21.55%	14.19%	14.00%	0.96%
Class I	1/31/2005	25.75	21.90	14.51	14.32	0.67
Class Y	12/30/2011	25.89	22.03	14.64	14.46	0.55
BENCHMARK
Russell 1000 Index		26.45	26.21	18.43	16.54	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Fund Class I(A) and the Russell 1000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (“Index”). The Index measures the performance of roughly 1,000 US large-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 9

Diamond Hill Large Cap Concentrated Fund

Investing Environment

2021 marked the second year into the coronavirus pandemic, coinciding with another year of strong gains. US markets, as measured by the Russell 3000® Index, rose 25.7%, while the MSCI All Country World ex-USA Index advanced 7.8%.

The first half of 2021 was marked by optimism as continued distribution of COVID-19 vaccines globally and gradual steps to reopen economies drove broad gains in stocks across sectors. However, the second half of the year proved a bit choppier with the emergence of the Delta variant throughout the summer months, which, combined with inflation concerns and supply chain disruptions, brought into question the pace of economic reopening. Stocks continued to move higher in the fourth quarter as investor concerns were somewhat alleviated with better-than-expected corporate earnings. The emergence of another COVID variant, Omicron, also created economic uncertainty and caused equity markets to fall in late November, but its market impact was short-lived as Omicron proved to be less of a risk than feared.

Performance Discussion

Top contributors during the inception-to-date period included private equity firm KKR & Co., Inc., property and casualty insurance company American International Group, Inc., biopharmaceutical company Pfizer, Inc., consumer snack and beverage manufacturer PepsiCo, Inc. and diversified holding company Berkshire Hathaway, Inc. Bottom contributors during the inception-to-date period included media and entertainment company Walt Disney Company, financial services technology company Fidelity National Information Services, Inc., consumer apparel manufacturer VF Corporation, telecom and media company Charter Communications, Inc. and semiconductor manufacturer Texas Instruments, Inc.

Fund Changes

Following the initial positioning of the portfolio, we added new positions to the portfolio including social media platform Meta Platforms, Inc., copper-focused mining company Freeport-McMoRan, Inc., banking and financial services company Truist Financial Corporation, health insurance company Humana, Inc., and semiconductor manufacturer Texas Instruments, Inc. Throughout the period, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Sales included consumer products manufacturer Procter & Gamble Co., banking and financial services company Charles Schwab Corporation, financial services technology company Fidelity National Information Services, Inc. and telecom and media company Charter Communications, Inc. Current and future portfolio holdings are subject to change and risk.

10 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	Inception Date	Since Inception (2/26/21)	Expense Ratio
PERFORMANCE AT NAV
Investor Class	2/26/2021	20.53%	0.96%
Class I	2/26/2021	20.92	0.67
Class Y	2/26/2021	20.98	0.55
BENCHMARK
Russell 1000 Index		23.91	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Concentrated Fund Class I(A) and the Russell 1000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (“Index”). The Index measures the performance of roughly 1,000 US large-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 11

Diamond Hill All Cap Select Fund

Investing Environment

2021 marked the second year into the coronavirus pandemic, coinciding with another year of strong gains. US markets, as measured by the Russell 3000® Index, rose 25.7%, while the MSCI All Country World ex-USA Index advanced 7.8%.

The first half of 2021 was marked by optimism as continued distribution of COVID-19 vaccines globally and gradual steps to reopen economies drove broad gains in stocks across sectors. However, the second half of the year proved a bit choppier with the emergence of the Delta variant throughout the summer months, which, combined with inflation concerns and supply chain disruptions, brought into question the pace of economic reopening. Stocks continued to move higher in the fourth quarter as investor concerns were somewhat alleviated with better-than-expected corporate earnings. The emergence of another COVID variant, Omicron, also created economic uncertainty and caused equity markets to fall in late November, but its market impact was short-lived as Omicron proved to be less of a risk than feared.

Performance Discussion

Top contributors during the period included electrical and industrial products distributor WESCO International, Inc., Las Vegas locals casino operator Red Rock Resorts, Inc., property and casualty insurance company American International Group, Inc., private equity firm KKR & Co., Inc. and mortgage servicing company Mr. Cooper Group, Inc. Bottom contributors during the period included mobile game developer Zynga, Inc., financial services technology company Fidelity National Information Services, Inc., consumer apparel manufacturer VF Corporation, fresh egg producer Cal-Maine Foods, Inc. and media and entertainment company Walt Disney Company.

Fund Changes

During the period, we added new positions to the portfolio including social media platform Meta Platforms, Inc., copper-focused mining company Freeport-McMoRan, Inc., mobile game developer Zynga, Inc., food products manufacturer Post Holdings, Inc., and health insurance company Humana, Inc. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included fresh egg producer Cal-Maine Foods, Inc., specialty chemicals producer W.R. Grace & Co., banking and financial services company Charles Schwab Corporation, diversified technology and industrial company Johnson Controls International plc and agricultural commodities and products company Archer-Daniels-Midland Company. Current and future portfolio holdings are subject to change and risk.

12 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill All Cap Select Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	12/30/2005	32.91%	25.59%	15.81%	14.89%	1.16%
Class I	12/30/2005	33.39	25.96	16.17	15.21	0.87
Class Y	12/30/2011	33.55	26.12	16.30	15.35	0.75
BENCHMARK
Russell 3000 Index		25.66	25.79	17.97	16.30	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill All Cap Select Fund Class I(A) and the Russell 3000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 3000 Index (“Index”). The Index measures the performance of roughly 3,000 of the largest US companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 13

Diamond Hill Long-Short Fund

Investing Environment

2021 marked the second year into the coronavirus pandemic, coinciding with another year of strong gains. US markets, as measured by the Russell 3000® Index, rose 25.7%, while the MSCI All Country World ex-USA Index advanced 7.8%.

The first half of 2021 was marked by optimism as continued distribution of COVID-19 vaccines globally and gradual steps to reopen economies drove broad gains in stocks across sectors. However, the second half of the year proved a bit choppier with the emergence of the Delta variant throughout the summer months, which, combined with inflation concerns and supply chain disruptions, brought into question the pace of economic reopening. Stocks continued to move higher in the fourth quarter as investor concerns were somewhat alleviated with better-than-expected corporate earnings. The emergence of another COVID variant, Omicron, also created economic uncertainty and caused equity markets to fall in late November, but its market impact was short-lived as Omicron proved to be less of a risk than feared.

Performance Discussion

Top contributors within the portfolio during the period included: global insurance company American International Group, Inc. (long), private equity firm KKR & Co., Inc. (long), internet software and services firm Alphabet, Inc. (long), oil and gas energy and exploration company Coterra Energy, Inc. (long), and technology company Microsoft Corporation (long). Bottom contributors during the period included: sporting goods retailer Dick’s Sporting Goods, Inc. (short), personnel consultancy Robert Half International, Inc. (short), medical devices company Penumbra, Inc. (short), enterprise technology solutions provider Oracle Corporation (short), and financial services technology company Fidelity National Information Services, Inc. (long).

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including global medical supplies company Becton, Dickinson and Company (long), package delivery company United Parcel Service, Inc. (short), telecommunications company Verizon Communications, Inc. (long), copper-focused mining company Freeport-McMoRan, Inc. (long), and financial services company Wells Fargo & Co. (long). Coterra Energy, Inc., also a new name in the portfolio, is the result of a merger of our prior holding Cimarex Energy Co., and Cabot Oil & Gas, which closed October 1, 2021. Throughout the year, we eliminated positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: specialty chemicals company W R Grace & Co. (long), financial services company Charles Schwab Corporation (long), regional bank First Republic Bank (long), truck designer and manufacturer PACCAR, Inc (short), and automotive aftermarket parts provider Advance Auto Parts, Inc. (long). Current and future portfolio holdings are subject to change and risk.

14 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	6/30/2000	19.03%	13.26%	7.31%	8.23%	1.92%
Class I	1/31/2005	19.40	13.60	7.63	8.54	1.63
Class Y	12/30/2011	19.55	13.71	7.75	8.67	1.51
BENCHMARK
Russell 1000 Index		26.45	26.21	18.43	16.54	—
60% Russell 1000 Index/40% ICE BofA U.S. T-Bill 0-3 Month Index		15.36	15.91	11.52	10.13	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Long-Short Fund Class I(A), the Russell 1000 Index and the Blended Index (60% Russell 1000 Index and 40% ICE BofA U.S. T-Bill 0-3 Month Index)

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index and the blended index. The Russell 1000 Index measures the performance of roughly 1,000 US large-cap companies. The Blended Index represents a 60/40 weighted blend of the Russell 1000® Index and the ICE BofA U.S. T-Bill 0-3 Month Index. The Russell 1000® Index measures the performance of roughly 1,000 US large-cap companies. The ICE BofA U.S. T-Bill 0-3 Month Index measures the performance of U.S. dollar denominated U.S. Treasury Bills with a term to maturity of less than 3 months. The index(es) are unmanaged, market capitalization weighted, include net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 15

Diamond Hill International Fund

Investing Environment

2021 closed out another year of strong gains for equity markets globally. The MSCI All Country World Index advanced 18.5%, with the majority of those returns driven by developed markets as emerging markets stocks fell -2.5% as measured by the MSCI Emerging Markets Index. US markets, as measured by the Russell 3000® Index, rose 25.7%. Early in 2021, we saw continued distribution of COVID-19 vaccines globally, gradual steps to reopening economies and broad gains in stocks across sectors. As economic recoveries progressed and the pandemic persisted, economies began facing rising inflation, supply chain disruptions and surging energy prices.

The final months of 2021 proved volatile for investors. Better than expected quarterly earnings reports lifted stocks in October despite macro headwinds. Stocks continued their upward momentum into the early days of November, then traded in a narrow range until the day after Thanksgiving when news of the Omicron variant rocked the world. By mid-December, stocks erased most of the Omicron-induced losses as data emerged that the variant posed less of a risk than previous ones such as Delta. Also in December, the US Federal Reserve announced plans to accelerate the withdrawal of stimulus and signaled interest rates would go up next year, a significant indication of heightened inflation concerns.

Energy stocks were the clear winners in the year, along with technology stocks, driven by economic recoveries around the globe, while the financials and real estate sectors benefited from higher interest rate expectations. The communication services sector as well as more defensive areas of the market such as utilities and consumer staples lagged the robust returns of other sectors but still posted gains.

Performance Discussion

Top contributors during the period included Canadian information security services provider BlackBerry Ltd., UK-based spirits maker Diageo plc, Swiss luxury goods company Compagnie Financiere Richemont SA, US-based media and technology company Alphabet, Inc. and Aurinia Pharmaceuticals, Inc., a Canadian late-stage clinical biopharmaceutical company. Bottom contributors during the period included Chinese internet commerce and services provider Alibaba Group Holding Ltd., UK-based emerging markets debt manager Ashmore Group plc, Belgium-based brewing company Anheuser-Busch InBev SA/NV, Netherlands-based global consumer internet group Prosus NV and US-based mobile game developer Zynga, Inc.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including Luxembourg-based digital music-streaming services provider Spotify Technology SA, Japanese video game company Nintendo Co., Ltd., UK-based grocery store operator Tesco plc, Swedish door lock manufacturer Assa Abloy AB and US-based copper-focused mining company Freeport-McMoRan, Inc. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included Belgium-based brewing company Anheuser-Busch InBev SA/NV, Swiss private banking services provider Julius Baer Group Ltd., US-based media and technology company Alphabet, Inc., Japanese convenience store operator Seven & i Holdings Co. Ltd., and Mexican airport operator Grupo Aeroportuario del Sureste SAB de CV. Current and future portfolio holdings are subject to change and risk.

16 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill International Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	Inception Date	One Year	Three Years*	Five Years*	Since Inception* (12/30/16)	Expense Ratio
PERFORMANCE AT NAV
Investor Class	6/28/2019	12.43%	13.83%	11.35%	11.35%	1.13%
Class I	6/28/2019	12.74	14.13	11.66	11.66	0.84
Class Y	6/28/2019	12.88	14.25	11.78	11.78	0.72
BENCHMARK
Morningstar Global Markets ex-U.S. Index		8.41	13.58	9.88	9.88	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill International Fund Class I(A) and the Morningstar Global Markets ex-U.S. Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents the comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Morningstar Global Markets ex-U.S. Index (“Index”). The Index measures the performance of the stocks located in the developed and emerging countries (excluding the U.S.) as defined by Morningstar. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

*

The quoted performance of the Fund reflects the past performance of Diamond Hill International Fund L.P. (the “International Partnership”), a private fund managed with full investment authority by the Fund’s Adviser. The Fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The performance of the International Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the Fund for its initial years of investment operation. The International Partnership was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the International Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance is measured from December 30, 2016, the inception of the International Partnership and is not the performance of the Fund. The assets of the International Partnership were converted, based on their value on June 28, 2019, into assets of the Fund. The International Partnership’s past performance is not necessarily an indication of how the Fund will perform in the future either before or after taxes.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 17

Diamond Hill Short Duration Securitized Bond Fund

Investing Environment

For only the fourth time in its existence, the US investment grade fixed income market (as measured by the Bloomberg U.S. Aggregate Bond Index) delivered negative returns in a calendar year due largely to a combination of rising rates, economic resurgence post-pandemic shutdowns, and supply/demand dislocations fueling historic inflation levels. The Federal Reserve gradually shifted from viewing inflation as transitory to something that needed to be actively addressed, accelerating expectations for rate hikes to start early 2022 rather than year-end 2022. The Federal Reserve also shifted its stance on tapering — from “thinking about” to “talking about” to “executing” — and is now accelerating the process to complete it by March 2022. While the longer end of the Treasury curve experienced gyrations throughout the year as the Delta and Omicron variants of COVID-19 increased investor uncertainty, the shorter end of the curve generally remained anchored. Only after the Federal Reserve began laying the groundwork for tapering and potential rate hikes in 2022 did the two-year Treasury rate begin to move higher, rising from an average yield of 0.166% from the beginning of the year through the end of August, then climbing through the final four months to finish the year at 0.732%.

Performance Discussion

The Short Duration Securitized Bond Fund outperformed the Bloomberg U.S. 1-3 Yr. Gov./Credit Index in 2021. Despite the meteoric rise in short-term rates in 2021’s latter part, the Fund was able to deliver positive returns while adding relative value through security selection and a significant yield advantage over the benchmark. The recovery in the securitized market seen in 2020’s second half carried into early 2021, delivering strong returns in January. Subsequent months saw the Fund’s yield advantage as well as continued spread tightening in the non-agency commercial mortgage-backed securities market drive performance. Despite a record level of issuance in the asset-backed securities sector, investors had more than enough appetite for yield to push spreads ever tighter throughout 2021. As short-end rates began surging higher in the latter part of 2021, the Fund’s favorable yield offset some of the impact.

Fund Changes

Reflecting the increase in yields on the shorter end of the curve in the later part of 2021, the Short Duration Securitized Bond Fund deployed cash into both short Treasury and short corporate debt securities as these market segments provided additional yield beyond cash equivalents. In the securitized sector, the Fund increased the allocation to non-agency commercial mortgage-backed securities while reducing the allocation to asset-backed securities. The reduction in asset-backed securities was not fueled by sales but rather redirecting monthly paydowns to other market areas that offered better relative value.

18 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	Inception Date	One Year	Three Years	Five Years	Since Inception	Expense Ratio
PERFORMANCE AT NAV
Investor Class	7/5/2016	2.42%	3.24%	3.31%	3.24%	0.81%
Class I	7/5/2016	2.74	3.55	3.63	3.54	0.52
Class Y	7/5/2016	2.85	3.66	3.76	3.66	0.40
BENCHMARK
Bloomberg U.S. 1-3 Yr. Government/Credit Index		(0.47)	2.28	1.85	1.60	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Class I(A) and Bloomberg U.S. 1-3 Yr. Government/Credit Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Bloomberg U.S. 1-3 Yr. Government/Credit Index (“Index”). The Index measures the performance of investment grade government and corporate bonds with maturities of one to three years. The index is unmanaged, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 19

Diamond Hill Core Bond Fund

Investing Environment

For only the fourth time in its existence, the US investment grade fixed income market (as measured by the Bloomberg U.S. Aggregate Bond Index) delivered negative returns in a calendar year due largely to a combination of rising rates, economic resurgence post-pandemic shutdowns, and supply/demand dislocations fueling historic inflation levels. The Federal Reserve gradually shifted from viewing inflation as transitory to something that needed to be actively addressed, accelerating expectations for rate hikes to start early 2022 rather than year-end 2022. The Federal Reserve also shifted its stance on tapering — from “thinking about” to “talking about” to “executing” — and is now accelerating the process to complete it by March 2022. While the longer end of the Treasury curve experienced gyrations throughout the year as the Delta and Omicron variants of COVID-19 increased investor uncertainty, the shorter end of the curve generally remained anchored. Only after the Federal Reserve began laying the groundwork for tapering and potential rate hikes in 2022 did the two-year Treasury rate begin to move higher, rising from an average yield of 0.166% from the beginning of the year through the end of August, then climbing through the final four months to finish the year at 0.732%.

Performance Discussion

The Core Bond Fund has always been managed with a goal of generating excess returns relative to the Bloomberg U.S. Aggregate Bond Index while working to protect against downside risk. Calendar year 2021 was an example of limiting the downside as some of the impact of rising rates on the portfolio was mitigated through security selection. An underweight position relative to the benchmark in the credit sector as well as a shorter duration posture — the result of our bottom-up approach to security selection and portfolio construction — contributed to relative performance during the year. The Fund’s overweight in the securitized sector also contributed to relative performance during 2021, fueled by security selection in the asset-backed securities (ABS) sector as well as positioning in the mortgage-backed securities (MBS) sector. Within the ABS sector, allocations to non-benchmark market segments such as small business were additive. The Fund’s differentiation in the MBS market, achieved through investments in collateralized mortgage obligations in lieu of plain vanilla pass-through mortgages, contributed to performance. The Fund’s underweight to the Treasury sector as well as a longer duration posture in this market segment contributed to performance as longer duration Treasuries were less volatile than the belly of the curve.

Fund Changes

Sector changes to the Core Bond Fund are based on an investment philosophy focusing on a bottom-up security selection process. The duration positioning (sensitivity to interest rate fluctuations) relative to the benchmark remained at the lower end of the +/- 10% range relative to the benchmark due to the uncertain trajectory of rates during the majority of the year. Sector allocations in the fund remained fairly steady over the year, reflecting the focus on security selection and a bottom-up investment philosophy. As opportunities in the commercial MBS space presented themselves earlier in the year, the Fund shifted by deploying monthly paydowns into that sector, resulting in a slight increase over the previous year-end. The Fund’s allocation to investment grade credit increased slightly over the year while the allocation to agency residential and commercial MBS declined as paydowns were deployed into other areas of the market that offered better relative value.

20 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	Inception Date	One Year	Three Years	Five Years	Since Inception	Expense Ratio
PERFORMANCE AT NAV
Investor Class	7/5/2016	(1.24)%	4.58%	3.77%	2.99%	0.76%
Class I	7/5/2016	(0.99)	4.87	4.07	3.29	0.47
Class Y	7/5/2016	(0.95)	4.99	4.17	3.39	0.35
BENCHMARK
Bloomberg U.S. Aggregate Bond Index		(1.54)	4.79	3.57	2.63	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Bond Fund Class I(A) and Bloomberg U.S. Aggregate Bond Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Bloomberg U.S. Aggregate Bond Index (“Index”). The Index measures the performance of investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency). The index is unmanaged, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 21

Diamond Hill Small Cap Fund
Schedule of Investments
December 31, 2021

	Shares	Fair Value
Common Stocks — 99.1%
Communication Services — 2.6%
Live Nation Entertainment, Inc. (a)	124,718	$14,927,497

Consumer Discretionary — 18.4%
Carter’s, Inc.	49,663	5,026,889
Green Brick Partners, Inc. (a)	474,466	14,390,554
Hanesbrands, Inc.	526,629	8,805,237
Johnson Outdoors, Inc., Class A	13,300	1,246,077
PROG Holdings, Inc. (a)	227,842	10,277,953
Red Rock Resorts, Inc., Class A (b)	683,035	37,573,755
Rocky Brands, Inc.	14,352	571,210
Vail Resorts, Inc.	61,601	20,198,968
Wolverine World Wide, Inc.	230,232	6,632,984
		104,723,627
Consumer Staples — 10.4%
Cal-Maine Foods, Inc. (b)	523,193	19,352,909
Flowers Foods, Inc.	311,485	8,556,493
Lancaster Colony Corp.	40,921	6,776,518
Post Holdings, Inc. (a)	129,017	14,544,086
Seaboard Corp.	2,501	9,841,460
		59,071,466
Energy — 3.0%
Civitas Resources, Inc.	211,110	10,338,057
Coterra Energy, Inc. (b)	345,905	6,572,195
		16,910,252
Financials — 28.7%
Bank OZK	616,255	28,674,345
BankUnited, Inc.	90,000	3,807,900
BOK Financial Corp.	125,300	13,217,897
Cadence Bank	200,687	5,978,466
Enstar Group Ltd. (a)	68,540	16,969,819
First Interstate BancSystem, Inc., Class A (b)	126,303	5,136,743
Glacier Bancorp, Inc.	83,859	4,754,805
Live Oak Bancshares, Inc. (b)	188,281	16,435,048
Mr. Cooper Group, Inc. (a)	336,487	14,001,224
ProAssurance Corp.	586,244	14,831,973
Reinsurance Group of America, Inc.	21,344	2,336,954

	Shares	Fair Value
Financials — 28.7% continued
RenaissanceRe Holdings Ltd.	19,639	$3,325,472
Sterling Bancorp	1,080,030	27,853,974
Triumph Bancorp, Inc. (a)	50,339	5,994,368
		163,318,988
Health Care — 1.7%
Integer Holdings Corp. (a)	40,248	3,444,826
Natus Medical, Inc. (a)	265,817	6,307,837
		9,752,663
Industrials — 16.9%
Allegiant Travel Co. (a)	61,199	11,446,661
Allied Motion Technologies, Inc.	64,065	2,337,732
Colfax Corp. (a)	486,060	22,344,178
Concrete Pumping Holdings, Inc. (a)(b)	533,648	4,375,914
Douglas Dynamics, Inc.	129,090	5,042,255
Energy Recovery, Inc. (a)(b)	62,955	1,352,903
Kirby Corp. (a)	104,633	6,217,293
Sensata Technologies Holding plc (a)	46,185	2,849,153
SPX FLOW, Inc.	158,773	13,730,689
Stericycle, Inc. (a)	107,015	6,382,375
WESCO International, Inc. (a)	150,667	19,826,270
		95,905,423
Information Technology — 4.5%
Broadridge Financial Solutions, Inc.	16,757	3,063,515
Sanmina Corp. (a)	77,895	3,229,527
WNS Holdings Ltd. — ADR (a)	218,864	19,308,182
		25,601,224
Materials — 5.8%
Ashland Global Holdings, Inc.	136,006	14,642,406
Chase Corp.	64,909	6,462,340
Taseko Mines Ltd. (a)(b)	2,149,488	4,406,450
TriMas Corp.	111,117	4,111,329
UFP Technologies, Inc. (a)	46,012	3,232,803
		32,855,328

22 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
December 31, 2021

	Shares	Fair Value
Common Stocks — 99.1% continued
Real Estate — 4.9%
CubeSmart	274,912	$15,645,242
Jones Lang LaSalle, Inc. (a)	14,811	3,989,195
Rayonier, Inc. (b)	162,226	6,547,441
Ryman Hospitality Properties, Inc. (a)	18,266	1,679,741
		27,861,619
Utilities — 2.2%
South Jersey Industries, Inc. (b)	226,774	5,923,337
UGI Corp.	140,016	6,428,135
		12,351,472

Total Common Stocks
(Cost $290,805,047)		$563,279,559

Registered Investment Companies — 7.2%
State Street Institutional US Government Money Market Fund — Premier Class, 0.03%(c)	5,380,388	5,380,388
State Street Navigator Securities Lending Portfolio I, 0.15%(c)(d)	35,407,806	35,407,806
Total Registered Investment Companies
(Cost $40,788,194)		$40,788,194

Total Investment Securities — 106.3%
(Cost $331,593,241)		$604,067,753

Liabilities in Excess of Other Assets — (6.3)%		(35,532,214)

Net Assets — 100.0%		$568,535,539

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $36,498,982.
(c)	The rate shown is the 7-day effective yield as of December 31, 2021.
(d)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
December 31, 2021

	Shares	Fair Value
Common Stocks — 96.5%
Communication Services — 1.4%
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	505,637	$31,976,484

Consumer Discretionary — 17.8%
Advance Auto Parts, Inc.	79,660	19,108,841
BorgWarner, Inc.	601,190	27,095,633
Hanesbrands, Inc.	2,518,437	42,108,267
NVR, Inc. (b)	10,604	62,657,657
Polaris, Inc. (a)	312,720	34,371,055
PROG Holdings, Inc. (b)	712,285	32,131,176
Red Rock Resorts, Inc., Class A (a)	2,061,520	113,404,215
Vail Resorts, Inc.	126,163	41,368,848
Wolverine World Wide, Inc.	1,156,353	33,314,530
		405,560,222
Consumer Staples — 8.4%
Cal-Maine Foods, Inc. (a)	1,479,619	54,731,107
Flowers Foods, Inc.	1,266,285	34,784,849
Lancaster Colony Corp.	35,018	5,798,981
Molson Coors Beverage Co., Class B (a)	121,431	5,628,327
Post Holdings, Inc. (b)	802,679	90,486,004
		191,429,268
Energy — 2.4%
Coterra Energy, Inc.	2,905,299	55,200,681

Financials — 27.0%
Alleghany Corp. (b)	49,271	32,892,827
Bank OZK	1,089,655	50,701,647
BankUnited, Inc.	1,084,596	45,889,257
BOK Financial Corp. (a)	584,826	61,693,295
Brighthouse Financial, Inc. (b)	506,534	26,238,461
Brown & Brown, Inc.	251,162	17,651,665
Cadence Bank	449,768	13,398,589
Enstar Group Ltd. (b)	81,212	20,107,279
First Interstate BancSystem, Inc., Class A (a)	555,837	22,605,891
First Republic Bank	185,930	38,396,404
Loews Corp.	535,186	30,912,343
Mr. Cooper Group, Inc. (b)	999,211	41,577,170

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 23

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
December 31, 2021

	Shares	Fair Value
Common Stocks — 96.5% continued
Financials — 27.0% continued
ProAssurance Corp.	1,045,543	$26,452,238
Reinsurance Group of America, Inc.	171,151	18,739,323
RenaissanceRe Holdings Ltd.	198,763	33,656,539
Sterling Bancorp	3,255,216	83,952,021
SVB Financial Group (b)	74,111	50,265,045
		615,129,994
Health Care — 1.1%
Boston Scientific Corp. (b)	244,398	10,382,027
Integer Holdings Corp. (b)	160,226	13,713,743
		24,095,770
Industrials — 21.4%
Alaska Air Group, Inc. (b)	198,792	10,357,063
Allegiant Travel Co. (b)	232,613	43,507,935
Colfax Corp. (a)(b)	1,913,881	87,981,109
Energy Recovery, Inc. (b)	540,512	11,615,603
Gates Industrial Corp. plc (b)	2,455,462	39,066,400
Kirby Corp. (b)	837,340	49,754,743
Sensata Technologies Holding plc (b)	1,042,466	64,309,727
SPX FLOW, Inc.	334,419	28,920,555
Stericycle, Inc. (b)	481,890	28,739,920
WESCO International, Inc. (b)	938,958	123,557,483
		487,810,538
Information Technology — 3.2%
Broadridge Financial Solutions, Inc.	65,435	11,962,827
Sanmina Corp. (b)	667,685	27,682,220
WNS Holdings Ltd. — ADR (b)	369,062	32,558,650
		72,203,697
Materials — 2.0%
Ashland Global Holdings, Inc.	433,927	46,716,581

Real Estate — 7.8%
CubeSmart	1,483,050	84,400,375
Douglas Emmett, Inc.	654,342	21,920,457
Jones Lang LaSalle, Inc. (b)	65,694	17,694,022

	Shares	Fair Value
Real Estate — 7.8% continued
Rayonier, Inc.	684,873	$27,641,474
Ryman Hospitality Properties, Inc. (b)	141,206	12,985,304
UDR, Inc.	212,729	12,761,613
		177,403,245
Utilities — 4.0%
South Jersey Industries, Inc. (a)	1,289,262	33,675,523
UGI Corp.	1,257,626	57,737,610
		91,413,133

Total Common Stocks
(Cost $1,395,273,534)		$2,198,939,613

Registered Investment Companies — 8.1%
Diamond Hill Short Duration Securitized Bond Fund – Class Y (c)	2,710,540	27,403,556
State Street Institutional US Government Money Market Fund — Premier Class, 0.03% (d)	57,968,754	57,968,754
State Street Navigator Securities Lending Portfolio I, 0.15%(d)(e)	99,592,542	99,592,542
Total Registered Investment Companies
(Cost $184,813,220)		$184,964,852

Total Investment Securities — 104.6%
(Cost $1,580,086,754)		$2,383,904,465

Liabilities in Excess of Other Assets — (4.6)%		(105,498,319)

Net Assets — 100.0%		$2,278,406,146

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $108,883,641.
(b)	Non-income producing security.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of December 31, 2021.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

24 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund
Schedule of Investments
December 31, 2021

	Shares	Fair Value
Common Stocks — 95.9%
Communication Services — 1.4%
Liberty Media Corp. - Liberty Formula One - Series C (a)	61,882	$3,913,418

Consumer Discretionary — 16.8%
Advance Auto Parts, Inc.	10,543	2,529,055
BorgWarner, Inc.	73,346	3,305,704
Hanesbrands, Inc.	309,486	5,174,606
NVR, Inc. (a)	1,308	7,728,802
Polaris, Inc. (b)	30,389	3,340,055
PROG Holdings, Inc. (a)	73,723	3,325,644
Red Rock Resorts, Inc., Class A	247,560	13,618,276
Vail Resorts, Inc.	15,565	5,103,763
VF Corp.	52,612	3,852,251
		47,978,156
Consumer Staples — 7.9%
Archer-Daniels-Midland Co.	102,137	6,903,440
Flowers Foods, Inc.	107,687	2,958,162
Lancaster Colony Corp.	4,372	724,003
Molson Coors Beverage Co., Class B	23,003	1,066,189
Post Holdings, Inc. (a)	96,592	10,888,816
		22,540,610
Energy — 1.8%
Coterra Energy, Inc.	278,580	5,293,020

Financials — 27.4%
Alleghany Corp. (a)	5,242	3,499,507
American International Group, Inc.	126,138	7,172,207
Bank OZK	116,489	5,420,233
BankUnited, Inc.	102,620	4,341,852
BOK Financial Corp.	35,574	3,752,701
Brighthouse Financial, Inc. (a)	67,910	3,517,738
Discover Financial Services	15,810	1,827,004
Enstar Group Ltd. (a)	8,183	2,026,029
First Republic Bank	41,754	8,622,619
Hartford Financial Services Group, Inc. (The)	69,470	4,796,209
Loews Corp.	80,641	4,657,824

	Shares	Fair Value
Financials — 27.4% continued
Mr. Cooper Group, Inc. (a)	91,954	$3,826,206
Reinsurance Group of America, Inc.	14,655	1,604,576
RenaissanceRe Holdings Ltd.	15,134	2,562,640
Sterling Bancorp	301,841	7,784,479
SVB Financial Group (a)	13,657	9,262,724
Willis Towers Watson plc	16,266	3,863,012
		78,537,560
Health Care — 1.6%
Boston Scientific Corp. (a)	107,959	4,586,098

Industrials — 16.5%
Alaska Air Group, Inc. (a)	74,772	3,895,621
Colfax Corp. (a)	243,265	11,182,892
Kirby Corp. (a)	93,276	5,542,460
Parker-Hannifin Corp.	21,614	6,875,846
Sensata Technologies Holding plc (a)	108,557	6,696,881
Stericycle, Inc. (a)	61,429	3,663,626
WESCO International, Inc. (a)	71,617	9,424,081
		47,281,407
Information Technology — 5.3%
Check Point Software Technologies Ltd. (a)	67,250	7,838,660
Cognizant Technology Solutions Corp., Class A	49,122	4,358,104
NXP Semiconductors NV	13,549	3,086,191
		15,282,955
Materials — 4.9%
Ashland Global Holdings, Inc.	60,917	6,558,324
Freeport-McMoRan, Inc.	177,727	7,416,548
		13,974,872
Real Estate — 8.5%
CubeSmart	180,197	10,255,011
Douglas Emmett, Inc.	85,424	2,861,704
Jones Lang LaSalle, Inc. (a)	8,036	2,164,416
Rayonier, Inc.	45,162	1,822,738
Ryman Hospitality Properties, Inc. (a)	17,520	1,611,139

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 25

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
December 31, 2021

	Shares	Fair Value
Common Stocks — 95.9% continued
Real Estate — 8.5% continued
UDR, Inc.	26,714	$1,602,573
Weyerhaeuser Co.	100,004	4,118,165
		24,435,746
Utilities — 3.8%
South Jersey Industries, Inc.	142,519	3,722,596
UGI Corp.	153,458	7,045,257
		10,767,853

Total Common Stocks
(Cost $165,767,424)		$274,591,695

Registered Investment Companies — 4.7%
Diamond Hill Short Duration Securitized Bond Fund - Class Y (c)	165,489	1,673,091
State Street Institutional US Government Money Market Fund - Premier Class, 0.03%(d)	10,371,296	10,371,296
State Street Navigator Securities Lending Portfolio I, 0.15%(d)(e)	1,589,392	1,589,392
Total Registered Investment Companies
(Cost $13,628,788)		$13,633,779

Total Investment Securities — 100.6%
(Cost $179,396,212)		$288,225,474

Liabilities in Excess of Other Assets — (0.6)%		(1,783,104)

Net Assets — 100.0%		$286,442,370

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $1,559,733.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of December 31, 2021.
(e)	This security was purchased using cash collateral held from securities on loan.

NV — Naamloze Vennootschap

plc — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill Large Cap Fund
Schedule of Investments
December 31, 2021

	Shares	Fair Value
Common Stocks — 98.9%
Communication Services — 9.8%
Charter Communications, Inc., Class A (a)	246,358	$160,618,025
Comcast Corp., Class A	3,086,440	155,340,525
Meta Platforms, Inc., Class A (a)	951,394	320,001,372
Verizon Communications, Inc.	2,635,154	136,922,602
Walt Disney Co. (The) (a)	2,169,085	335,969,576
Zynga, Inc., Class A (a)	15,257,499	97,647,994
		1,206,500,094
Consumer Discretionary — 13.2%
Booking Holdings, Inc. (a)	93,438	224,179,253
BorgWarner, Inc.	3,057,576	137,804,950
General Motors Co. (a)	5,514,433	323,311,207
Hanesbrands, Inc.	7,485,492	125,157,426
Home Depot, Inc. (The)	659,810	273,827,748
NVR, Inc. (a)	55,298	326,748,693
VF Corp.	3,015,300	220,780,266
		1,631,809,543
Consumer Staples — 10.1%
Archer-Daniels-Midland Co.	2,819,829	190,592,242
Mondelez International, Inc., Class A	5,002,373	331,707,354
PepsiCo, Inc.	2,060,992	358,014,920
Procter & Gamble Co. (The)	2,250,701	368,169,670
		1,248,484,186
Energy — 2.6%
Chevron Corp.	2,782,113	326,480,961

Financials — 22.7%
American International Group, Inc.	9,675,518	550,149,953
Bank of America Corp.	8,389,923	373,267,674
Berkshire Hathaway, Inc., Class B (a)	1,367,167	408,782,933
First Republic Bank	430,719	88,947,781
Hartford Financial Services Group, Inc. (The)	3,460,102	238,885,442
KKR & Co., Inc.	4,907,611	365,617,019
Marsh & McLennan Cos., Inc.	1,098,472	190,936,403

26 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
December 31, 2021

	Shares	Fair Value
Common Stocks — 98.9% continued
Financials — 22.7% continued
Nasdaq, Inc.	900,571	$189,128,916
Truist Financial Corp.	4,589,896	268,738,411
Wells Fargo & Co.	2,713,641	130,200,495
		2,804,655,027
Health Care — 13.7%
Abbott Laboratories	3,353,940	472,033,516
AbbVie, Inc.	1,222,418	165,515,397
Becton, Dickinson and Co.	875,648	220,207,959
Humana, Inc.	640,693	297,191,855
Medtronic plc	2,199,095	227,496,378
Pfizer, Inc.	5,370,639	317,136,233
		1,699,581,338
Industrials — 7.7%
Carrier Global Corp.	2,637,504	143,058,217
Caterpillar, Inc.	810,843	167,633,682
Deere & Co.	367,845	126,130,372
Honeywell International, Inc.	671,501	140,014,674
L3Harris Technologies, Inc.	645,964	137,745,363
Parker-Hannifin Corp.	749,936	238,569,640
		953,151,948
Information Technology — 8.7%
Cognizant Technology Solutions Corp., Class A	3,146,633	279,169,280
Fidelity National Information Services, Inc.	2,108,586	230,152,162
SS&C Technologies Holdings, Inc.	1,932,503	158,426,596
Texas Instruments, Inc.	1,277,214	240,716,523
Visa, Inc., Class A (b)	777,320	168,453,017
		1,076,917,578
Materials — 5.4%
Freeport-McMoRan, Inc.	7,007,757	292,433,700
Linde plc	591,073	204,765,419
Sherwin-Williams Co. (The)	466,095	164,140,015
		661,339,134

	Shares	Fair Value
Real Estate — 3.8%
Public Storage REIT	430,238	$161,149,945
SBA Communications Corp.	245,710	95,586,104
Weyerhaeuser Co.	5,046,312	207,807,128
		464,543,177
Utilities — 1.2%
Dominion Energy, Inc.	1,925,663	151,280,085

Total Common Stocks
(Cost $8,399,511,866)		$12,224,743,071

Registered Investment Companies — 1.4%
State Street Institutional US Government Money Market Fund - Premier Class, 0.03%(c)	140,503,238	140,503,238
State Street Navigator Securities Lending Portfolio I, 0.15%(c)(d)	35,782,250	35,782,250
Total Registered Investment Companies
(Cost $176,285,488)		$176,285,488

Total Investment Securities — 100.3%
(Cost $8,575,797,354)		$12,401,028,559

Liabilities in Excess of Other Assets — (0.3)%		(40,845,981)

Net Assets — 100.0%		$12,360,182,578

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $141,089,479.
(c)	The rate shown is the 7-day effective yield as of December 31, 2021.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 27

Diamond Hill Large Cap Concentrated Fund
Schedule of Investments
December 31, 2021

	Shares	Fair Value
Common Stocks — 97.2%
Communication Services — 9.8%
Meta Platforms, Inc., Class A (a)	2,432	$818,003
Walt Disney Co. (The) (a)	6,055	937,859
		1,755,862
Consumer Discretionary — 13.1%
General Motors Co. (a)	13,837	811,263
NVR, Inc. (a)	146	862,695
VF Corp.	9,123	667,986
		2,341,944
Consumer Staples — 10.1%
Mondelez International, Inc., Class A	13,886	920,781
PepsiCo, Inc.	5,178	899,470
		1,820,251
Energy — 5.0%
Chevron Corp.	7,587	890,335

Financials — 28.2%
American International Group, Inc.	26,810	1,524,417
Bank of America Corp.	18,344	816,125
Berkshire Hathaway, Inc., Class B (a)	3,615	1,080,885
KKR & Co., Inc.	11,846	882,527
Truist Financial Corp.	12,901	755,354
		5,059,308
Health Care — 15.1%
Abbott Laboratories	8,199	1,153,927
Humana, Inc.	1,619	750,989
Pfizer, Inc.	13,668	807,095
		2,712,011
Industrials — 3.8%
Parker-Hannifin Corp.	2,136	679,504

Information Technology — 7.8%
Cognizant Technology Solutions Corp., Class A	8,202	727,682
Texas Instruments, Inc.	3,592	676,984
		1,404,666

	Shares	Fair Value
Materials — 4.3%
Freeport-McMoRan, Inc.	18,575	$775,135

Total Common Stocks
(Cost $15,109,625)		$17,439,016

Registered Investment Companies — 2.8%
State Street Institutional US Government Money Market Fund — Premier Class, 0.03% (b) (Cost $507,574)	507,574	507,574

Total Investment Securities — 100.0%
(Cost $15,617,199)		$17,946,590

Liabilities in Excess of Other Assets — (0.0)% (c)		(779)

Net Assets — 100.0%		$17,945,811

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2021.
(c)	Percentage rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

28 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill All Cap Select Fund
Schedule of Investments
December 31, 2021

	Shares	Fair Value
Common Stocks — 96.9%
Communication Services — 7.8%
Meta Platforms, Inc., Class A (a)	38,936	$13,096,124
Walt Disney Co. (The) (a)	47,866	7,413,965
Zynga, Inc., Class A (a)	1,449,251	9,275,206
		29,785,295
Consumer Discretionary — 13.6%
Hanesbrands, Inc.	1,325,788	22,167,175
Red Rock Resorts, Inc., Class A	374,983	20,627,815
VF Corp.	129,678	9,495,023
		52,290,013
Consumer Staples — 8.2%
Mondelez International, Inc., Class A	109,179	7,239,659
Post Holdings, Inc. (a)	80,022	9,020,880
Seaboard Corp.	2,557	10,061,821
SunOpta, Inc. (a)(b)	734,034	5,101,536
		31,423,896
Financials — 30.4%
Alleghany Corp. (a)	11,206	7,481,014
American International Group, Inc.	453,710	25,797,951
Bank OZK	155,946	7,256,167
Berkshire Hathaway, Inc., Class B (a)	57,451	17,177,849
Cadence Bank	300,501	8,951,925
KKR & Co., Inc.	193,206	14,393,847
Mr. Cooper Group, Inc. (a)	620,339	25,812,306
Sterling Bancorp	372,508	9,606,981
		116,478,040
Health Care — 7.5%
AbbVie, Inc.	52,327	7,085,076
Boston Scientific Corp. (a)	137,317	5,833,226
Humana, Inc.	18,244	8,462,662
Pfizer, Inc.	128,902	7,611,663
		28,992,627

	Shares	Fair Value
Industrials — 20.5%
Cimpress plc (a)	190,449	$13,638,053
Colfax Corp. (a)	311,229	14,307,197
Energy Recovery, Inc. (a)	223,165	4,795,816
Kirby Corp. (a)	246,350	14,638,117
Sensata Technologies Holding plc (a)	93,758	5,783,931
WESCO International, Inc. (a)	192,889	25,382,264
		78,545,378
Information Technology — 3.0%
Cognizant Technology Solutions Corp., Class A	85,104	7,550,427
SS&C Technologies Holdings, Inc.	46,688	3,827,482
		11,377,909
Materials — 3.9%
Ashland Global Holdings, Inc.	43,043	4,634,009
Freeport-McMoRan, Inc.	247,033	10,308,687
		14,942,696
Utilities — 2.0%
UGI Corp.	166,825	7,658,936

Total Common Stocks
(Cost $236,562,876)		$371,494,790

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 29

Diamond Hill All Cap Select Fund
Schedule of Investments (Continued)
December 31, 2021

	Shares	Fair Value
Registered Investment Companies — 3.1%
State Street Institutional US Government Money Market Fund — Premier Class, 0.03%(c)	12,009,348	$12,009,348
State Street Navigator Securities Lending Portfolio I, 0.15%(c)(d)	665	665
Total Registered Investment Companies
(Cost $12,010,013)		$12,010,013

Total Investment Securities — 100.0%
(Cost $248,572,889)		$383,504,803

Liabilities in Excess of Other Assets — (0.0)% (e)		(106,070)

Net Assets — 100.0%		$383,398,733

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $660.
(c)	The rate shown is the 7-day effective yield as of December 31, 2021.
(d)	This security was purchased using cash collateral held from securities on loan.
(e)	Percentage rounds to less than 0.1%.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments
December 31, 2021

	Shares	Fair Value
Common Stocks — 90.4%
Communication Services — 13.3%
Alphabet, Inc., Class A (a)	26,025	$75,395,466
Comcast Corp., Class A	768,054	38,656,158
Meta Platforms, Inc., Class A (a)	232,414	78,172,449
Verizon Communications, Inc.	542,390	28,182,584
Walt Disney Co. (The) (a)(b)	286,234	44,334,784
		264,741,441
Consumer Discretionary — 7.5%
Booking Holdings, Inc. (a)	10,910	26,175,599
BorgWarner, Inc. (b)	362,933	16,357,390
Hanesbrands, Inc. (b)	1,760,495	29,435,476
TJX Cos., Inc. (The) (b)(c)	366,476	27,822,858
VF Corp. (b)	448,888	32,867,579
Wolverine World Wide, Inc.	597,400	17,211,094
		149,869,996
Consumer Staples — 4.4%
Archer-Daniels-Midland Co. (b)	442,798	29,928,717
Constellation Brands, Inc., Class A (b)	117,449	29,476,176
Mondelez International, Inc., Class A (b)	441,330	29,264,592
		88,669,485
Energy — 3.4%
Chevron Corp. (b)	365,009	42,833,806
Coterra Energy, Inc. (b)	1,312,448	24,936,512
		67,770,318
Financials — 23.9%
American International Group, Inc. (b)	1,448,580	82,366,259
Bank of America Corp. (c)	767,335	34,138,734
Bank OZK (b)(c)	479,265	22,300,200
Berkshire Hathaway, Inc., Class B (a)	157,384	47,057,816
Citigroup, Inc. (c)	907,186	54,784,963
Hartford Financial Services Group, Inc. (The)	618,066	42,671,277
KKR & Co., Inc.	730,775	54,442,738
MetLife, Inc. (b)	399,954	24,993,125

30 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
December 31, 2021

	Shares	Fair Value
Common Stocks — 90.4% continued
Financials — 23.9% continued
Morgan Stanley	232,962	$22,867,550
SVB Financial Group (a)(c)	30,469	20,665,295
Truist Financial Corp. (b)(c)	761,745	44,600,170
Wells Fargo & Co. (c)	546,128	26,203,221
		477,091,348
Health Care — 13.1%
Abbott Laboratories (b)	284,872	40,092,885
AbbVie, Inc. (b)	107,761	14,590,839
Becton, Dickinson and Co. (b)	135,597	34,099,934
CVS Health Corp.	333,799	34,434,705
Humana, Inc.	94,920	44,029,591
Medtronic plc	368,499	38,121,222
Perrigo Co. plc (b)	729,374	28,372,649
Pfizer, Inc.	478,910	28,279,636
		262,021,461
Industrials — 9.6%
Alaska Air Group, Inc. (a)(c)	532,548	27,745,751
Colfax Corp. (a)(b)	456,967	21,006,773
Johnson Controls International plc	131,665	10,705,681
Kirby Corp. (a)(b)	684,156	40,652,550
L3Harris Technologies, Inc.	109,180	23,281,543
Parker-Hannifin Corp. (b)	113,111	35,982,871
Sensata Technologies Holding plc (a)(b)	526,128	32,456,836
		191,832,005

	Shares	Fair Value
Information Technology — 11.9%
Cognizant Technology Solutions Corp., Class A (c)	521,995	$46,311,396
Fidelity National Information Services, Inc. (b)(c)	465,596	50,819,803
Microsoft Corp. (c)	172,477	58,007,465
Texas Instruments, Inc. (b)	145,701	27,460,267
Visa, Inc., Class A (c)	140,892	30,532,705
WNS Holdings Ltd. - ADR (a)(c)	280,581	24,752,856
		237,884,492
Materials — 2.0%
Ashland Global Holdings, Inc. (b)	116,849	12,579,963
Freeport-McMoRan, Inc. (b)	659,024	27,501,072
		40,081,035
Utilities — 1.3%
Dominion Energy, Inc. (b)	337,325	26,500,252

Total Common Stocks
(Cost $1,026,190,948)		$1,806,461,833

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 31

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
December 31, 2021

	Shares	Fair Value
Registered Investment Companies — 26.4%
Diamond Hill Short Duration Securitized Bond Fund - Class Y (d)	3,047,685	$30,812,092
State Street Institutional US Government Money Market Fund - Premier Class, 0.03%(e)	142,769,013	142,769,013
State Street Navigator Securities Lending Portfolio I, 0.15%(e)(f)	353,432,836	353,432,836
Total Registered Investment Companies
(Cost $526,772,742)		$527,013,941

Total Investment Securities — 116.8%
(Cost $1,552,963,690)		$2,333,475,774

Segregated Cash With Custodian — 31.1%		621,577,793

Investments Sold Short — (30.8)%
(Proceeds $535,760,111)		(614,950,582)

Liabilities in Excess of Other Assets — (17.1)%		(342,115,916)

Net Assets — 100.0%		$1,997,987,069

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $345,170,733.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	Affiliated Fund.
(e)	The rate shown is the 7-day effective yield as of December 31, 2021.
(f)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
December 31, 2021

	Shares	Fair Value
Common Stocks — 30.8%
Communication Services — 1.5%
Cogent Communications Holdings, Inc.	276,595	$20,241,222
Ziff Davis, Inc.	79,989	8,867,581
		29,108,803
Consumer Discretionary — 6.4%
Best Buy Co., Inc.	173,261	17,603,318
CarMax, Inc.	132,410	17,243,754
Dick’s Sporting Goods, Inc.	76,396	8,784,776
Etsy, Inc.	40,285	8,819,998
Gamestop Corp., Class A	63,085	9,361,183
Grand Canyon Education, Inc.	124,297	10,653,496
Macy’s, Inc.	339,590	8,890,466
Sleep Number Corp.	167,615	12,839,309
Tesla, Inc.	5,064	5,351,534
Under Armour, Inc., Class A	318,269	6,744,120
Whirlpool Corp.	95,240	22,349,018
		128,640,972
Consumer Staples — 3.4%
Boston Beer Co., Inc. (The), Class A	5,833	2,946,248
Brown-Forman Corp., Class B	491,890	35,839,105
WD-40 Co.	121,807	29,798,864
		68,584,217
Financials — 3.7%
Bank of Hawaii Corp.	106,880	8,952,269
Blackstone Mortgage Trust, Inc., Class A	324,600	9,939,252
Commerce Bancshares, Inc.	385,944	26,529,791
First Financial Bankshares, Inc.	455,728	23,169,212
Westamerica BanCorp.	83,265	4,806,888
		73,397,412
Health Care — 2.8%
MultiPlan Corp.	2,078,615	9,208,264
Penumbra, Inc.	97,510	28,016,573
Waters Corp.	48,415	18,039,429
		55,264,266

32 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (Continued)
December 31, 2021

	Shares	Fair Value
Common Stocks — 30.8% continued
Industrials — 5.3%
Avis Budget Group, Inc.	49,045	$10,170,462
Cintas Corp.	47,609	21,098,881
Robert Half International, Inc.	269,143	30,014,827
United Parcel Service, Inc., Class B	139,240	29,844,702
W.W. Grainger, Inc.	11,550	5,985,672
Wabtec Corp.	96,330	8,872,956
		105,987,500
Information Technology — 5.7%
Badger Meter, Inc.	170,251	18,141,947
Blackbaud, Inc.	194,382	15,352,290
Cisco Systems, Inc.	431,505	27,344,472
Consensus Cloud Solutions, Inc.	46,468	2,689,103
F5, Inc.	48,892	11,964,361
Oracle Corp.	298,063	25,994,074
Teradata Corp.	298,605	12,681,754
		114,168,001
Materials — 0.5%
Silgan Holdings, Inc.	223,460	9,573,026

Utilities — 1.5%
Ormat Technologies, Inc.	381,165	30,226,385

Total Investments Sold Short — 30.8%
(Proceeds $535,760,111)		$614,950,582

Percentages disclosed are based on total net assets of the Fund at December 31, 2021.

See accompanying Notes to Financial Statements.

Diamond Hill International Fund
Schedule of Investments
December 31, 2021

	Shares	Fair Value
Common Stocks — 94.8%
Brazil — 1.3%
Hypera SA	138,518	$702,341

Canada — 7.4%
Aurinia Pharmaceuticals, Inc. (a)(b)	19,184	438,738
BlackBerry Ltd. (a)	68,796	643,243
Fairfax Financial Holdings Ltd. (b)	3,818	1,878,731
Rogers Communications, Inc., Class B	24,670	1,175,032
		4,135,744
China — 6.7%
Alibaba Group Holding Ltd. (a)	80,200	1,178,735
Baidu, Inc., Class A (a)	27,350	510,168
Fu Shou Yuan International Group Ltd.	675,000	530,541
Tencent Holdings Ltd.	25,900	1,511,486
		3,730,930
France — 3.2%
LVMH Moet Hennessy Louis Vuitton SE	354	292,474
Safran SA	3,744	458,222
Ubisoft Entertainment SA (a)	15,199	741,200
Vivendi SE	21,682	293,207
		1,785,103
Germany — 1.0%
Fuchs Petrolub SE	15,753	551,711

India — 1.9%
HDFC Bank Ltd. - ADR	16,373	1,065,391

Israel — 3.9%
Check Point Software Technologies Ltd. (a)	18,502	2,156,593

Italy — 1.6%
doValue SpA	90,854	866,787

Japan — 5.9%
Astellas Pharma, Inc.	87,400	1,421,653

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 33

Diamond Hill International Fund
Schedule of Investments (Continued)
December 31, 2021

	Shares	Fair Value
Common Stocks — 94.8% continued
Japan — 5.9% continued
Nintendo Co. Ltd. — ADR	24,954	$1,456,565
Shionogi & Co. Ltd.	5,800	407,771
		3,285,989
Mexico — 2.1%
Fomento Economico Mexicano SAB de CV	147,233	1,144,284

Netherlands — 1.3%
Universal Music Group NV	25,561	722,175

Nigeria — 0.7%
IHS Holding Ltd. (a)	29,525	416,303

Peru — 1.5%
Credicorp Ltd.	7,056	861,326

Poland — 1.8%
Dino Polska SA (a)	11,237	1,020,442

South Korea — 3.0%
Samsung Electronics Co. Ltd.	25,245	1,655,402

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	78,809	467,281

Sweden — 2.1%
Assa Abloy AB, Class B	38,590	1,175,005

Switzerland — 11.5%
Compagnie Financiere Richemont SA, Class A	6,735	1,005,230
Nestlé SA	6,680	931,519
Novartis AG — ADR	19,979	1,747,563
Roche Holdings AG	3,195	1,323,884
Swatch Group AG (The)	4,526	1,376,668
		6,384,864

	Shares	Fair Value
Taiwan Province of China — 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	12,921	$1,554,526

Thailand — 0.4%
Kasikorn Bank pcl	46,800	198,968

United Kingdom — 25.1%
Ashmore Group plc	337,628	1,332,659
Beazley plc (a)	179,141	1,131,762
BT Group plc	679,522	1,561,821
Bunzl plc	27,061	1,056,186
Compass Group plc (a)	55,716	1,253,233
Diageo plc	36,637	2,001,347
GlaxoSmithKline plc	60,772	1,321,972
Howden Joinery Group plc	51,205	626,631
InterContinental Hotels Group plc (a)	7,505	484,750
Tesco plc	303,974	1,195,681
Unilever plc	36,727	1,968,234
		13,934,276
United States — 8.8%
Freeport-McMoRan, Inc.	25,475	1,063,072
Meta Platforms, Inc., Class A (a)	3,317	1,115,673
Spotify Technology SA (a)	6,738	1,576,894
Walt Disney Co. (The) (a)	7,168	1,110,252
		4,865,891

Total Common Stocks
(Cost $49,747,922)		$52,681,332

Warrants — 0.0%(c)
Switzerland — 0.0% (c)
Compagnie Financiere Richemont SA (Cost $0)	8,320	$9,120

34 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill International Fund
Schedule of Investments (Continued)
December 31, 2021

	Shares	Fair Value
Registered Investment Companies — 5.8%
State Street Institutional US Government Money Market Fund - Premier Class, 0.03% (d)	2,849,570	$2,849,570
State Street Navigator Securities Lending Portfolio I, 0.15% (d)(e)	359,632	359,632
Total Registered Investment Companies
(Cost $3,209,202)		$3,209,202

Total Investment Securities — 100.6%
(Cost $52,957,124)		$55,899,654

Liabilities in Excess of Other Assets — (0.6)%		(311,552)

Net Assets — 100.0%		$55,588,102

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $416,820.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of December 31, 2021.
(e)	This security was purchased using cash collateral held from securities on loan.

AB — Aktiebolag

ADR — American Depositary Receipt.

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

pcl — Public Company Limited

plc — Public Limited Company

SA — Societe Anonyme

SAB de CV— Societe Anonima Bursatil de Capital Variable

SE — Societe Europaea

SpA — Societa per Azioni

See accompanying Notes to Financial Statements.

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 5.8%
Banking — 3.0%
American Express Co.	0.750%	11/03/23	$1,700,000	$1,694,788
Bank of America Corp.	1.486%	05/19/24	4,514,000	4,546,691
Bank of Nova Scotia	0.400%	09/15/23	2,200,000	2,182,590
Capital One Financial Corp.	4.250%	04/30/25	1,417,000	1,531,094
Citigroup, Inc.	2.876%	07/24/23	2,800,000	2,833,618
Citigroup, Inc.	1.281%	11/03/25	1,000,000	997,311
Discover Financial Services	3.750%	03/04/25	2,750,000	2,909,329
Eaton Vance Corp.	3.625%	06/15/23	5,000,000	5,202,870
Fifth Third Bancorp	1.707%	11/01/27	1,200,000	1,185,234
Goldman Sachs Group, Inc.	0.925%	10/21/24	3,000,000	2,987,095
Goldman Sachs Group, Inc.	1.217%	12/06/23	1,000,000	1,002,554
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	1.124%	01/15/23	400,000	400,104
JPMorgan Chase & Co. (SOFR + 60) (a)	0.653%	09/16/24	350,000	348,356
JPMorgan Chase & Co.	0.768%	08/09/25	3,000,000	2,952,460
JPMorgan Chase & Co.	1.561%	12/10/25	2,000,000	2,002,133
JPMorgan Chase & Co.	1.470%	09/22/27	1,600,000	1,568,362
Morgan Stanley	0.791%	07/22/25	3,800,000	3,761,502
PNC Bank NA (3MO LIBOR + 32) (a)	1.743%	02/24/23	420,000	420,601
Royal Bank of Canada (b)	0.750%	10/07/24	2,000,000	1,979,723
Toronto-Dominion Bank (The)	1.250%	12/13/24	500,000	500,602
Toronto-Dominion Bank (The) (SOFR + 48) (a)(b)	0.530%	01/27/23	375,000	376,017
Toronto-Dominion Bank (The) (b)	0.700%	09/10/24	900,000	888,293
Truist Financial Corp.	0.449%	06/09/25	800,000	798,816
Wells Fargo & Co., Class MTN (SOFR + 160) (a)	1.654%	06/02/24	1,000,000	1,008,461
				44,078,604

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 35

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 5.8% continued
Brokerage Asset Managers Exchanges — 0.2%
Intercontinental Exchange, Inc. (b)	2.350%	09/15/22	$2,750,000	$2,783,908

Capital Goods — 0.1%
Waste Management, Inc.	2.900%	09/15/22	900,000	910,583
Welbilt, Inc.	9.500%	02/15/24	100,000	101,000
				1,011,583
Communications — 0.0% (c)
Twenty-First Century Fox, Inc.	4.030%	01/25/24	450,000	475,241

Consumer Cyclical — 0.5%
Daimler Finance, LLC (b)(d)	1.750%	03/10/23	1,900,000	1,918,993
Ford Motor Credit Co., LLC	5.584%	03/18/24	250,000	269,375
General Motors Financial Co., Inc.	3.250%	01/05/23	1,130,000	1,154,445
Toyota Motor Corp.	0.450%	01/11/24	3,000,000	2,974,550
Toyota Motor Corp.	0.625%	09/13/24	900,000	887,659
				7,205,022
Consumer Non-Cyclical — 0.5%
AbbVie, Inc.	2.900%	11/06/22	2,800,000	2,851,630
Baxter International, Inc. (d)	0.868%	12/01/23	1,800,000	1,792,726
Kroger Co. (The)	4.000%	02/01/24	2,800,000	2,945,184
Mondelez International, Inc. (d)	0.750%	09/24/24	300,000	294,966
				7,884,506
Electric — 0.2%
DTE Energy Co.	1.050%	06/01/25	500,000	489,881
WEC Energy Group, Inc.	0.800%	03/15/24	2,750,000	2,721,801
				3,211,682
Energy — 0.2%
Devon Energy Corp.	5.250%	09/15/24	1,000,000	1,081,929
Energy Transfer Operating LP	4.500%	04/15/24	925,000	980,364
TransCanada Pipeline Strip (b)	1.000%	10/12/24	750,000	743,386
				2,805,679

	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance — 0.9%
Athene Global Funding (d)	2.500%	01/14/25	$1,450,000	$1,487,502
Equitable Financial Life (d)	1.100%	11/12/24	3,050,000	3,013,274
Met Life Global Funding I (d)	1.950%	01/13/23	780,000	790,002
Met Life Global Funding I (d)	0.700%	09/27/24	1,200,000	1,182,180
New York Life Global Funding (b)(d)	0.900%	10/29/24	800,000	794,505
Principal Life Global Funding II (d)	0.750%	08/23/24	1,265,000	1,247,546
Protective Life Global Funding (b)(d)	0.473%	01/12/24	2,945,000	2,905,521
Protective Life Global Funding (d)	0.781%	07/05/24	1,700,000	1,677,615
				13,098,145
Technology — 0.0% (c)
Dell International, LLC / EMC Corp.	4.000%	07/15/24	500,000	530,549

Transportation — 0.2%
Alaska Airlines, Series 2020-1B, Class A (d)	4.800%	08/15/27	460,806	503,450
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,529,000	1,536,798
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	76,526	78,159
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	1,083,960	1,187,340
				3,305,747

Total Corporate Credit
(Cost $86,523,230)				$86,390,666

36 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1%
ABS-Other — 7.1%
BXG Receivables, Series 2018-A, Class C (d)	4.440%	02/02/34	$914,961	$944,769
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (d)	1.830%	03/20/41	3,588,000	3,491,592
Diamond Resorts Owner Trust, Series 2019-1, Class B (d)	3.530%	02/20/32	442,741	449,436
Diamond Resorts Owner Trust, Series 2021-1A, Class B (d)	2.050%	11/21/33	1,401,026	1,394,620
Diamond Resorts Owner Trust, Series 2021-1A, Class C (d)	2.700%	11/21/33	1,050,770	1,045,920
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(d)	4.450%	01/25/26	4,000,000	4,006,938
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (d)	3.620%	07/25/26	9,000,000	8,923,718
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (d)	3.850%	10/26/26	11,500,000	11,404,849
Gold Key Resorts, LLC, Series 2014-A, Class A (d)	3.220%	03/17/31	50,032	50,420
Helios Issuer, LLC, Series 2020-4, Class A (d)	2.980%	06/20/47	1,722,742	1,761,715
Helios Issuer, LLC, Series 2021-A, Class A (d)	1.800%	02/20/48	1,196,179	1,176,930
Hero Funding Trust, Series 2016-3B, Class B (d)	5.240%	09/20/42	560,919	560,802
Hero Funding Trust, Series 2016-4B, Class B (d)	4.990%	09/20/47	482,689	488,498
Holiday Inn Timeshare Trust, Series 2020-A, Class C (d)	3.420%	10/09/39	1,415,333	1,440,409

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 7.1% continued
Holiday Inn Timeshare Trust, Series 2020-A, Class D (d)	5.500%	10/09/39	$658,294	$680,293
Holiday Inn Timeshare Trust, Series 2020-A, Class E (d)	6.500%	10/09/39	3,752,278	3,845,246
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	3,029,554	3,028,251
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (d)	2.220%	03/20/48	2,237,821	2,219,149
Mosaic Solar Loans, LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	523,836	554,542
Mosaic Solar Loans, LLC, Series 2020-1, Class A (d)	2.100%	04/20/46	1,911,353	1,916,607
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (d)	3.100%	04/20/46	1,529,082	1,576,961
Mosaic Solar Loans, LLC, Series 2021-1, Class D (d)	3.710%	12/20/46	895,000	887,732
MVW Own Trust, Series 2021-1WA, Class C (d)	1.940%	01/22/41	2,767,061	2,726,087
NRZ Excess Spread Collateralization, Series 2021-GNT1, Class A (d)	3.474%	11/25/26	12,465,475	12,452,594
OCWEN Master Advance Receivables Trust, Series 2020-T1, Class E-T1 (d)	5.419%	08/15/52	2,000,000	2,000,738
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1* 1MO LIBOR + 285) (a)(d)	2.952%	02/25/23	7,000,000	7,017,670

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 37

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
ABS-Other — 7.1% continued
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (a)(d)	2.742%	08/25/23	$9,400,000	$9,410,097
Renew Financial, LLC, Series 2017-1, Class A (d)	3.670%	09/20/52	1,062,239	1,093,832
Renew Financial, LLC, Series 2017-1, Class B (d)	5.750%	09/20/52	540,912	547,606
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (d)	2.370%	11/15/52	700,000	699,692
SPS Servicer Advance Receivables, Series 2020-T2, Class D (d)	3.160%	11/15/55	3,000,000	2,907,994
TES, LLC, Series 2017-1, Class A (d)	4.330%	10/20/47	4,260,880	4,450,043
TES, LLC, Series 2017-1, Class B (d)	7.740%	10/20/47	2,000,000	1,916,193
Westgate Resorts, Series 2018-1, Class B (d)	3.580%	12/20/31	442,509	444,524
Westgate Resorts, Series 2018-1, Class C (d)	4.100%	12/20/31	1,055,988	1,059,807
Westgate Resorts, Series 2020-1, Class B (d)	3.963%	03/20/34	3,552,927	3,633,307
Westgate Resorts, Series 2020-1A, Class C (d)	6.213%	03/20/34	4,303,736	4,487,513
				106,697,094
Agency MBS CMO — 1.4%
FHLMC, Series 2979, Class FP (1* 1MO LIBOR + 45) (a)	0.560%	05/15/35	341,647	345,238
FHLMC, Series 3121, Class FM (1* 1MO LIBOR + 40) (a)	0.510%	03/15/36	332,587	335,292

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 1.4% continued
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (a)	1.210%	11/15/37	$622,612	$630,606
FHLMC, Series 3925, Class FL (1* 1MO LIBOR + 45) (a)	0.560%	01/15/41	118,436	118,929
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (a)	0.610%	07/15/41	256,974	259,909
FHLMC, Series 4314, Class PF (1* 1MO LIBOR + 40) (a)	0.510%	07/15/43	137,059	137,611
FHLMC, Series 5171, Class UK	2.000%	12/25/51	2,996,027	2,941,752
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (a)	0.752%	07/25/36	680,934	686,892
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (a)	0.482%	11/25/36	278,168	281,737
FNMA, Series 2010-136, Class FA (1* 1MO LIBOR + 50) (a)	0.602%	12/25/40	262,054	266,008
FNMA, Series 2011-86, Class KF (1* 1MO LIBOR + 55) (a)	0.652%	09/25/41	444,307	452,287
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	6,213,817	6,538,285
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (a)	0.502%	02/25/42	190,632	192,656
FNMA, Series 2012-33, Class F (1* 1MO LIBOR + 52) (a)	0.622%	04/25/42	148,486	150,219
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	3,271,368	3,322,747
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	2,116,243	2,179,685
GNMA, Series 2007-18, Class FD (1* 1MO LIBOR + 30) (a)	0.404%	04/20/37	401,474	402,081

38 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
Agency MBS CMO — 1.4% continued
GNMA, Series 2008-16, Class FC (1* 1MO LIBOR + 50) (a)	0.604%	02/20/38	$324,151	$325,936
GNMA, Series 2012-149, Class GF (1* 1MO LIBOR + 30) (a)	0.404%	12/20/42	162,485	163,064
GNMA, Series 2012-H29, Class SA (1* 1MO LIBOR + 52) (a)	0.596%	10/20/62	560,623	562,503
GNMA, Series 2012-H23, Class SA (1* 1MO LIBOR + 53) (a)	0.611%	10/20/62	635,890	643,853
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (a)	0.681%	05/20/66	96,301	95,860
GNMA, Series 2017-H11, Class FP (1* 1MO LIBOR + 22) (a)	0.301%	04/20/67	58,010	57,944
				21,091,094
Agency MBS CMO Derivatives — 0.2%
FHLMC, Series 3946, Class SB (IO) (-1* 1MO LIBOR + 675) (a)	6.640%	10/15/26	131,196	11,639
FHLMC, Series 237, Class S14 (IO) (-1* 1MO LIBOR + 660) (a)	6.490%	05/15/36	587,259	134,267
FNMA, Series 2011-75, Class MI (IO)	3.500%	08/25/26	240,262	8,668
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	2,359,775	175,467
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	242,077	230,542
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	618,817	122,854
FNMA, Series 2010-44, Class CS (IO) (-1* 1MO LIBOR + 655) (a)	6.448%	05/25/40	395,214	66,407
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	33,648	241

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.2% continued
FNMA, Series 3998, Class NS (IO) (-1* 1MO LIBOR + 660) (a)	6.490%	09/15/40	$1,499,619	$51,900
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	464,961	51,997
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	981,770	146,768
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	2,437,921	120,513
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	1,057,204	19,910
GNMA, Series 2010-H01, Class CI (IO) (a)	2.068%	01/20/60	434,975	47,852
GNMA, Series 2012-H02, Class AI (IO) (a)	1.885%	01/20/62	507,121	24,433
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.466%	05/20/63	27,243,566	262,053
GNMA, Series 2016-H20, Class GI (IO) (a)	0.346%	08/20/66	24,268,180	242,968
GNMA, Series 2017-H11, Class PI (IO) (a)	3.978%	04/20/67	313,721	6,788
GNMA, Series 2017-H22, Class ID (IO) (a)	4.210%	11/20/67	155,525	11,072
GNMA, Series 2018-H08, Class NI (IO) (a)	0.830%	05/20/68	13,963,622	301,959
GNMA, Series 2019-H04, Class IO (IO) (a)	1.537%	03/20/69	20,885,889	671,857
				2,710,155
Agency MBS Passthrough — 0.0% (c)
FHLMC, Pool #FG G60257	5.500%	06/01/41	496,265	568,105

Auto Loan — 8.6%
ACC Auto Trust, Series 2021-A, Class A (d)	1.080%	04/15/27	1,871,668	1,866,864
ACC Trust, Series 2021-1, Class B (d)	1.430%	07/22/24	4,750,000	4,730,534

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 39

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
Auto Loan — 8.6% continued
American Credit Acceptance Receivables Trust, Series 2020-3, Class F (d)	5.940%	06/14/27	$6,750,000	$7,109,826
American Credit Acceptance Receivables Trust, Series 2020-4, Class F (d)	5.220%	08/13/27	2,800,000	2,880,810
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (d)	1.190%	01/15/27	5,711,110	5,691,601
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (d)	2.020%	02/16/27	2,223,000	2,208,082
Avid Automobile Receivables Trust, Series 2019-1, Class E (d)	6.760%	05/17/27	2,500,000	2,578,463
CarNow Auto Receivables Trust, Series 2021-1A, Class B (d)	1.380%	02/17/26	1,000,000	998,989
CarNow Auto Receivables Trust, Series 2021-1A, Class C (d)	2.160%	02/17/26	2,000,000	1,994,756
CarNow Auto Receivables Trust, Series 2021-1A, Class D (d)	3.640%	02/17/26	2,250,000	2,233,850
CarNow Auto Receivables Trust, Series 2021-1A, Class E (d)	5.120%	07/15/27	2,500,000	2,482,959
Chase Credit Linked Notes, Series 2020-1, Class D (d)	1.886%	01/25/28	1,039,390	1,043,816

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 8.6% continued
Chase Credit Linked Notes, Series 2021-3, Class D (d)	1.009%	02/26/29	$2,572,467	$2,551,094
Chase Credit Linked Notes, Series 2021-3, Class E (d)	2.102%	02/26/29	2,143,723	2,130,449
CIG Auto Receivables Trust, Series 2020-1, Class D (d)	2.350%	01/12/26	2,400,000	2,410,220
CIG Auto Receivables Trust, Series 2019-1, Class D (d)	4.850%	05/15/26	2,120,000	2,149,495
CPS Auto Receivables Trust, Series 2018-C, Class D (d)	4.400%	06/17/24	641,519	649,564
CPS Auto Receivables Trust, Series 2020-B, Class D (d)	4.750%	04/15/26	5,000,000	5,178,661
Credit Acceptance Auto Loan Trust, Series 2020-2, Class C (d)	2.730%	11/15/29	3,000,000	3,059,203
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C (d)	2.280%	02/15/30	2,500,000	2,521,974
Credito RL USA, Series 2021-1, Class A (d)	1.350%	02/16/27	3,874,728	3,866,692
FHF Trust, Series 2020-1, Class A (d)	2.590%	12/15/23	913,280	917,372
FHF Trust, Series 2020-1, Class B (d)	3.100%	09/15/25	4,500,000	4,564,307
FHF Trust, Series 2021-1, Class A (d)	1.270%	03/15/27	2,148,252	2,134,394
First Help Financial, LLC, Series 2021-2A, Class A (d)	0.830%	12/15/26	6,536,559	6,490,896

40 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
Auto Loan — 8.6% continued
First Help Financial, LLC, Series 2021-2A, Class B (d)	1.630%	09/15/27	$6,500,000	$6,390,786
Foursight Capital Automobile Receivables, Series 2020-1, Class C (d)	2.410%	08/15/25	4,400,000	4,443,514
GLS Auto Receivables Trust, Series 2021-1A, Class D (d)	1.680%	01/15/27	5,000,000	4,968,878
Hertz Vehicle Finance, Series 2021-2, Class D (d)	4.340%	12/25/27	5,000,000	4,987,186
JPMorgan Chase Bank, NA, Series 2021-2, Class D (d)	1.138%	12/26/28	2,063,968	2,055,456
JPMorgan Chase Bank, NA, Series 2021-2, Class E (d)	2.280%	12/26/28	1,719,974	1,712,928
OneMain Direct Auto Receivables, Series 2019-1, Class D (d)	4.680%	04/14/31	5,500,000	5,920,691
Santander Consumer Auto Receivables, Series 2020-B, Class D (d)	2.140%	12/15/26	2,000,000	2,017,262
Skopos Auto Receivables Trust, Series 2018-1, Class C (d)	4.770%	04/17/23	127,109	127,281
Tesla Auto Lease Trust, Series 2021-B, Class D (d)	1.320%	09/22/25	9,500,000	9,340,764
Veros Auto Receivables Trust, Series 2020-1, Class A (d)	1.670%	09/15/23	170,369	170,440

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 8.6% continued
Veros Auto Receivables Trust, Series 2020-1, Class B (d)	2.190%	06/16/25	$2,500,000	$2,510,526
Veros Auto Receivables Trust, Series 2021-1, Class B (d)	1.490%	10/15/26	4,500,000	4,457,519
Veros Auto Receivables Trust, Series 2021-1, Class C (d)	3.640%	08/15/28	5,000,000	4,971,676
				128,519,778
CRE/CLO — 9.9%
A10 Securitization, Series 2020-C, Class A (d)(e)	2.033%	08/15/40	697,859	698,934
A10 Securitization, Series 2020-C, Class B (d)(e)	2.617%	08/15/40	2,100,000	2,088,954
A10 Securitization, Series 2020-C, Class C (d)(e)	3.363%	08/15/40	2,800,000	2,759,128
A10 Securitization, Series 2020-C, Class D (d)(e)	4.129%	08/15/40	1,950,000	1,942,565
A10 Securitization, Series 2020-C, Class E (d)(e)	5.465%	08/15/40	1,050,000	1,048,906
Acre Mortgage Trust, Series 2021-FL1, Class B (d)	1.904%	10/18/36	3,800,000	3,799,996
Acre Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (a)(d)	2.689%	12/15/37	6,000,000	5,985,744
Acre Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (a)(d)	3.189%	12/15/37	2,000,000	1,995,236

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 41

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
CRE/CLO — 9.9% continued
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1* 1MO LIBOR + 235) (a)(d)	2.460%	08/15/32	$2,185,267	$2,163,446
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class D (1* 1MO LIBOR + 270) (a)(d)	2.810%	03/16/35	4,075,424	4,055,861
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (1* 1MO LIBOR + 375) (a)(d)	3.860%	08/17/32	2,000,000	1,794,910
BDS Ltd., Series 2021-FL8, Class D (d)	1.989%	01/18/36	2,750,000	2,730,106
BDS Ltd., Series 2021-FL8, Class E (d)	2.339%	01/18/36	1,750,000	1,733,410
Benefit Street Partners Realty Trust, Inc., Series 2018-FL4, Class D (d)	2.860%	09/17/35	3,500,000	3,492,401
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (a)(d)	2.114%	02/16/37	3,725,000	3,707,541
BXMT Ltd., Series 2020-FL2, Class E (1* 1MO LIBOR + 205) (a)(d)	2.214%	02/16/37	3,500,000	3,430,000
BXMT Ltd., Series 2020-FL2, Class B (1* 1MO LIBOR + 140) (a)(d)	1.564%	02/18/38	3,650,000	3,637,451

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 9.9% continued
BXMT Ltd., Series 2021-FL4, Class A (1* 1MO LIBOR + 105) (a)(d)	1.160%	05/17/38	$8,250,000	$8,234,531
BXMT Ltd., Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (a)(d)	2.360%	05/17/38	8,250,000	8,193,281
Exantas Capital Corp., Series 2020-RS09, Class D (1* 1MO LIBOR + 550) (a)(d)	5.664%	04/17/37	7,059,000	7,165,554
HGI CRE CLO Ltd., Series 2021-FL2, Class B (d)	1.589%	09/19/26	3,000,000	2,987,070
HGI CRE CLO Ltd., Series 2021-FL1, Class AS (1* 1MO LIBOR + 140) (a)(d)	1.508%	06/16/36	2,750,000	2,732,488
KKR Financial Management, Series 2021-FL2, Class A (d)	1.179%	02/15/39	4,000,000	3,992,668
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (d)	2.610%	05/15/36	7,200,000	7,069,644
MF1 Ltd., Series 2020-FL3, Class B (1* 1MO LIBOR + 375) (a)(d)	3.914%	07/15/35	5,100,000	5,171,028
MF1 Ltd., Series 2020-FL3, Class C (1* 1MO LIBOR + 450) (a)(d)	4.664%	07/15/35	1,000,000	1,008,025
MF1 Ltd., Series 2020-FL3, Class A-S (1* 1MO LIBOR + 285) (a)(d)	3.014%	07/16/35	1,500,000	1,519,119
MF1 Multifamily Housing Mortgage, Series 2020-FL4, Class D (d)	4.264%	11/15/35	10,500,000	10,631,686

42 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
CRE/CLO — 9.9% continued
Multi Family Housing Mortgage Loan, Series 2020-FL4, Class A (1* 1MO LIBOR + 170) (a)(d)	1.864%	11/15/35	$4,000,000	$4,015,784
PFP III, Series 2021-7, Class D (1* 1MO LIBOR + 240) (a)(d)	2.508%	04/14/38	1,749,913	1,745,692
PFP Ltd., Series 2019-5, Class B (1* 1MO LIBOR + 165) (a)(d)	1.757%	04/16/36	2,150,000	2,145,016
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1* 1MO LIBOR + 215) (a)(d)	2.252%	02/25/35	6,051,411	6,088,330
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class B (1* 1MO LIBOR + 385) (a)(d)	3.952%	02/25/35	4,000,000	4,040,608
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class C (1* 1MO LIBOR + 475) (a)(d)	4.852%	02/25/35	4,000,000	4,044,837
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class C (d)	2.000%	07/25/36	1,800,000	1,779,925
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class (d)	2.500%	07/25/36	7,545,000	7,441,256
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class A (d)	3.000%	07/25/36	3,500,000	3,499,997

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 9.9% continued
ReadyCap Commercial Mortgage Trust (d)	3.030%	11/25/36	$3,450,000	$3,443,583
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (d)	2.260%	09/15/36	3,800,000	3,799,996
				147,814,707
Credit Cards — 7.3%
Brex, Inc., Series 2021-1, Class A (d)	2.090%	07/17/24	8,300,000	8,328,487
Continental Credit Card, LLC, Series 2017-1, Class B (d)	6.410%	01/15/25	701,358	705,603
Continental Credit Card, LLC, Series 2019-1, Class A (d)	3.830%	08/15/26	11,576,728	11,761,841
Continental Credit Card, LLC, Series 2019-1, Class B (d)	4.950%	08/15/26	7,450,000	7,693,555
Continental Credit Card, LLC, Series 2019-1, Class C (d)	6.160%	08/15/26	3,000,000	3,083,630
Continental Credit Card, LLC, Series 2020-A, Class A (d)	2.240%	12/15/28	3,600,000	3,582,439
Continental Credit Card, LLC, Series 2020-A, Class B (d)	3.660%	12/15/28	6,800,000	6,772,351
Continental Credit Card, LLC, Series 2021-A, Class B (d)	3.490%	12/17/29	6,700,000	6,693,599
Continental Credit Card, LLC, Series 2021-A, Class C (d)	4.020%	12/17/29	6,900,000	6,896,902
Continental Credit Card, LLC, Series 2021-A, Class D (d)	6.010%	12/17/29	16,210,000	16,206,153

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 43

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
Credit Cards — 7.3% continued
Genesis Private Label Amortization Trust, Series 2020-1, Class D (d)	6.630%	07/20/26	$9,500,000	$9,667,581
Genesis Private Label Amortization Trust, Series 2020-1, Class C (d)	4.190%	07/20/30	1,680,000	1,682,520
Genesis Private Label Amortization Trust, Series 2020-1, Class E (d)	9.760%	07/20/30	2,625,000	2,659,523
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (d)	2.240%	09/22/25	2,500,000	2,504,996
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (d)	2.990%	09/22/25	1,000,000	1,002,041
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (d)	2.090%	12/21/26	2,350,000	2,318,738
Genesis Sales Finance Master Trust, Series 2021-AA, Class E (d)	3.770%	12/21/26	6,000,000	5,922,013
Genesis Sales Finance Master Trust, Series 2021-AA, Class F (d)	5.590%	12/21/26	4,000,000	3,949,686
Mercury Financial Credit Card, Series 2021-1A, Class B (d)	2.330%	03/20/26	3,700,000	3,668,742
Mercury Financial Credit Card, Series 2021-1A, Class D (d)	6.260%	03/20/26	4,000,000	3,996,710
				109,097,110

	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment — 2.2%
Business Jet Securities, LLC, Series 2019-1, Class B (d)	5.193%	07/15/34	$1,753,318	$1,760,303
Business Jet Securities, LLC, Series 2019-1, Class C, Pool #2019-1 (d)	6.948%	07/15/34	2,885,183	2,930,222
Business Jet Securities, LLC, Series 2020-1, Class B (d)	3.967%	11/15/35	985,636	989,287
Business Jet Securities, LLC, Series 2020-1, Class C (d)	7.142%	11/15/35	1,946,041	1,987,848
Business Jet Securities, LLC, Series 2021-1A, Class B (d)	2.918%	04/15/36	1,299,373	1,272,507
Business Jet Securities, LLC, Series 2021-1A, Class C (d)	5.067%	04/15/36	2,397,652	2,373,296
CCG Receivables Trust, Series 2018-2, Class C (d)	3.870%	12/15/25	2,395,000	2,403,313
Encina Equipment Finance, Series 2021-1A, Class E (d)	4.360%	03/15/29	1,340,000	1,348,247
HPEFS Equipment Trust, Series 2021-2A, Class D (d)	1.290%	03/20/29	3,750,000	3,693,523
Octane Receivables Trust, Series 2019-1, Class A (d)	3.160%	09/20/23	424,300	426,370
Octane Receivables Trust, Series 2020-1, Class C (d)	2.890%	03/20/26	4,750,000	4,809,660
Octane Receivables Trust, Series 2021-1A, Class C (d)	2.230%	11/20/28	1,800,000	1,782,489

44 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
Equipment — 2.2% continued
Stellar Jay Ireland Dac, Series 2021-1, Class B (d)(e)	5.926%	03/15/28	$7,730,994	$7,649,633
				33,426,698
HECM — 2.3%
Brean ABS Trust, Series 2021-RM2, Class A (d)	1.750%	10/25/61	9,932,603	9,594,340
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M3 (d)	3.849%	10/27/31	3,000,000	2,979,537
Finance of America HECM, Series 2020-HB2, Class A (d)	1.710%	07/25/30	4,738,171	4,744,268
Finance of America HECM, Series 2021-HB1, Class M3 (d)	3.640%	02/25/31	2,000,000	1,981,717
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (d)	3.690%	11/25/31	3,000,000	2,993,779
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (d)	4.704%	11/25/31	5,000,000	4,990,061
RMF Proprietary Issuance Trust, Series 2021-2, Class A (d)	2.125%	09/25/61	5,203,229	5,120,103
RMF Proprietary Issuance Trust, Series 2021-2, Class A (d)(e)	2.125%	09/25/61	2,512,861	2,083,998
				34,487,803
Hospitality — 3.9%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (a)(d)	1.360%	07/16/35	4,400,000	4,397,176
BX Trust, Series 2018-GW, Class C (d)	1.330%	05/15/37	2,500,000	2,487,419

	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality — 3.9% continued
BX Trust, Series 2018-GW, Class E (1* 1MO LIBOR+ 197) (a)(d)	2.080%	05/15/37	$5,000,000	$4,952,915
Champlain Housing Mortgage Trust, Series 2017-COSMO, Class B (1* 1MO LIBOR + 140) (a)(d)	1.510%	11/17/36	3,600,000	3,597,789
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class D (1* 1MO LIBOR + 225) (a)(d)	2.360%	11/15/36	4,900,000	4,896,993
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class A (1* 1MO LIBOR + 93) (a)(d)	1.040%	11/17/36	4,000,000	3,997,544
Extended Stay America Trust, Series 2021-ESH, Class E (1* 1MO LIBOR + 285) (a)(d)	2.960%	07/15/38	4,576,193	4,576,185
Extended Stay America Trust, Series 2021-ESH, Class F (1* 1MO LIBOR + 370) (a)(d)	3.810%	07/15/38	11,152,978	11,152,993
Fontainebleau Miami Beach, Series 2019-FBLU, Class C (d)	3.750%	12/12/36	2,000,000	2,040,897
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* 1MO LIBOR + 125) (a)(d)	1.360%	07/16/35	4,615,249	4,597,815
Hawaii Hotel Trust, Series 2019-MAUI, Class A (1* 1MO LIBOR + 115) (a)(d)	1.260%	05/17/38	2,245,000	2,243,615

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 45

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
Hospitality — 3.9% continued
Motel 6 Trust, Series 2021-MTL6, Class D (d)	2.210%	09/15/38	$1,500,000	$1,499,548
Motel 6 Trust, Series 2021-MTL6, Class E (d)	2.810%	09/15/38	2,800,000	2,799,154
Motel 6 Trust, Series 2021-MTL6, Class F (d)	3.660%	09/15/38	2,850,000	2,849,138
Motel 6 Trust, Series 2021-MTL6, Class G (d)	4.810%	09/15/38	3,000,000	2,999,091
				59,088,272
Industrial — 2.3%
BX Commercial Mortgage Trust, Series 2020-FOX, Class D (1* 1MO LIBOR + 210) (a)(d)	2.210%	11/15/32	2,528,411	2,527,651
BX Trust, Series 2021-VOLT, Class D (d)	1.760%	09/15/23	14,500,000	14,371,935
Cold Storage Trust, Series 2020-ICE5, Class F (1* 1MO LIBOR + 349) (a)(d)	3.602%	11/15/37	4,914,953	4,908,304
Cold Storage Trust, Series 2020-ICE5, Class E (1* 1MO LIBOR + 277) (a)(d)	2.875%	11/16/37	2,457,476	2,448,102
Credit Suisse First Boston, Series 2020-UNFI, Class A (d)	4.168%	12/06/22	10,400,000	10,411,099
				34,667,091
Manufactured Housing — 0.1%
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (d)	5.985%	11/25/44	1,100,000	1,133,214

Mixed-Use — 0.3%
20 Times Square Trust, Series 2018-20TS, Class B (a)(d)	3.203%	05/17/35	4,400,000	4,383,771

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 5.8%
BX Commercial Mortgage Trust, Series 2021-MFM1, Class D (1* 1MO LIBOR + 150) (a)(d)	1.610%	01/15/34	$2,000,000	$1,968,673
Freedom Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (a)(d)	2.594%	11/25/24	3,844,388	3,830,040
Freedom Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (a)(d)	2.138%	10/27/25	2,607,471	2,591,232
Freedom Mortgage Trust, Series 2019-KF61, Class B (1* 1MO LIBOR + 220) (a)(d)	2.294%	03/25/29	3,224,712	3,232,303
FREMF Mortgage Trust, Series 2018-KF42, Class B (d)	2.288%	12/25/24	968,352	964,145
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (a)(d)	2.244%	02/25/25	1,942,143	1,929,750
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (a)(d)	2.238%	01/25/28	2,840,763	2,832,858
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* 1MO LIBOR + 190) (a)(d)	1.987%	07/25/28	3,163,581	3,120,719
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (a)(d)	2.344%	01/25/29	4,522,069	4,493,274
FREMF Mortgage Trust, Series 2019-KF59, Class B (d)	2.444%	02/25/29	1,673,649	1,673,648

46 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
Multifamily — 5.8% continued
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (a)(d)	2.344%	08/25/29	$6,296,545	$6,266,389
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1* 1MO LIBOR + 170) (a)(d)	1.802%	10/15/49	5,899,538	5,876,590
Multi Family Connecticut Avenue, Series 2019-01, Class M10 (1* 1MO LIBOR + 325) (a)(d)	3.352%	10/15/49	3,000,000	2,962,345
Multi Family Connecticut Avenue, Series 2019-01, Class B-10 (1* 1MO LIBOR + 550) (a)(d)	5.602%	10/15/49	1,500,000	1,522,150
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (a)(d)	2.042%	03/25/50	4,430,623	4,438,484
Multi Family Connecticut Avenue, Series 2020-01, Class M-10 (1* 1MO LIBOR + 375) (a)(d)	3.842%	03/25/50	15,000,000	15,219,180
Multi Family Connecticut Avenue, Series 2020-01, Class CE (1* 1MO LIBOR + 750) (a)(d)	7.592%	03/25/50	1,500,000	1,604,532
Multifamily Structured Credit Risk, Series 2021-MN2, Class M-1 (d)	1.850%	07/25/41	2,964,067	2,908,419

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 5.8% continued
Multifamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (a)(d)	2.050%	01/25/51	$10,743,077	$10,690,363
Multifamily Structured Credit Risk, Series 2021-MN3, Class M1 (d)	2.350%	11/25/51	7,000,000	6,955,848
Multifamily Structured Credit Risk, Series 2021-MN3, Class B1 (d)	6.900%	11/25/51	2,500,000	2,530,354
				87,611,296
Non Agency MBS CMO — 0.5%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3	1.600%	02/25/50	2,946,729	2,947,330
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (a)(d)	1.350%	02/26/71	2,327,408	2,330,208
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (a)(d)	1.850%	02/26/71	1,756,623	1,763,070
				7,040,608
Non-Performing Loan — 0.1%
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (d)	3.086%	11/25/50	1,662,000	1,657,734

Non-QM — 0.0% (c)
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	2.018%	08/25/34	5,395	5,544

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 47

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
Office — 1.2%
Drop Mortgage Trust, Series 2021-FILE, Class C (1* 1MO LIBOR + 225) (a)(d)	2.360%	04/15/26	$12,000,000	$11,992,792
Goldman Sachs Mortgage Securities Corp. Trust, Series 2021-ROSS, Class D (d)	2.610%	05/15/26	5,750,000	5,729,409
				17,722,201
Residential Transition Loan — 4.5%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (d)	3.280%	03/25/25	6,275,000	6,325,764
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (d)	5.610%	03/25/25	9,500,000	9,613,953
Antler Mortgage Trust, Series 2021-RTL1, Class M (d)	5.438%	05/25/25	16,188,000	16,121,992
Colony American Finance Ltd., Series 2021-RTL1, Class A2 (d)	3.104%	03/26/29	7,500,000	7,372,390
LHOME Mortgage Trust, Series 2021-RTL3, Class A2 (d)	3.228%	09/25/26	8,250,000	8,174,933
LHOME Mortgage Trust, Series 2021-RTL1, Class M (d)	4.458%	09/25/26	5,750,000	5,665,444
LHOME Mortgage Trust, Series 2021-RTL3, Class M (d)	5.193%	09/25/26	5,000,000	4,955,562
ROC Securities Trust, Series 2021-RTL1, Class A2 (d)	3.351%	08/25/26	3,200,000	3,164,366
ROC Securities Trust, Series 2021-RTL1, Class M (d)	5.682%	08/25/26	6,745,000	6,674,526
				68,068,930

	Coupon	Maturity	Shares / Par Value	Fair Value
Retail — 3.4%
BB-UBS Trust, Series 2012-SHOW, Class A (d)	3.430%	11/05/36	$5,000,000	$5,177,955
BX Trust, Series 2021-VIEW, Class E (d)	3.710%	06/15/23	2,730,500	2,724,936
BX Trust, Series 2018-EXCL, Class A (1* 1MO LIBOR + 109) (a)(d)	1.198%	09/15/37	10,639,248	10,587,904
BX Trust, Series 2018-EXCL, Class B (d)	1.435%	09/15/37	617,914	602,573
BX Trust, Series 2018-EXCL, Class C (d)	2.085%	09/15/37	12,580,355	12,150,964
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1* 1MO LIBOR + 325) (a)(d)	3.360%	07/15/30	9,650,000	9,603,334
Citigroup Commercial Mortgage, Series 2017-MDRB, Class A (1* 1MO LIBOR + 110) (a)(d)	1.210%	07/15/30	190,335	189,800
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(d)	4.941%	04/17/36	4,575,000	4,609,297
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (a)(d)	1.910%	02/15/40	2,318,006	2,307,445
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (a)(d)	2.610%	02/15/40	1,704,416	1,694,705
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* 1MO LIBOR + 365) (a)(d)	3.760%	02/15/40	1,681,690	1,681,974
				51,330,887

48 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
Single Family Rental — 2.6%
American Homes 4 Rent, Series 2015-SFR2, Class D (d)	5.036%	10/18/52	$1,171,000	$1,257,887
AMSR Trust, Series 2020-SFR2, Class G (d)	4.000%	07/17/37	500,000	497,943
Colony American Finance Ltd., Series 2020-4, Class B (d)	1.707%	12/15/52	4,750,000	4,616,509
Home Partners of America Trust, Series 2021-2, Class D (d)	2.652%	12/17/26	6,496,186	6,403,996
Invitation Homes Trust, Series 2018-SFR3, Class A (1* 1MO LIBOR + 100) (a)(d)	1.109%	07/17/37	2,885,079	2,883,549
Progress Residential Trust, Series 2021-SFR1, Class B (d)	1.303%	04/17/38	2,500,000	2,400,293
Progress Residential Trust, Series 2021-SFR1, Class E (d)	2.106%	04/17/38	1,900,000	1,832,167
Star Trust, Series 2021-SFR1, Class E (1* 1MO LIBOR + 170) (a)(d)	1.809%	04/17/38	18,300,000	18,262,824
				38,155,168
Small Business — 6.3%
Credibility Asset Securitization, Series 2021-1A, Class A (d)	2.390%	04/15/26	8,000,000	7,981,138
Credibility Asset Securitization, Series 2021-1A, Class C (d)	3.380%	04/15/26	1,375,000	1,372,423
Credibility Asset Securitization, Series 2021-1A, Class B (d)	5.930%	04/15/26	2,676,000	2,688,867

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 6.3% continued
FORA Financial Asset Securitization, Series 2021-1A, Class A (d)	2.620%	05/15/27	$11,000,000	$11,000,681
FORA Financial Asset Securitization, Series 2021-1A, Class B (d)	2.970%	05/15/27	2,600,000	2,582,117
FORA Financial Asset Securitization, Series 2021-1A, Class C (d)	3.850%	05/15/27	3,000,000	2,979,032
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(d)	2.700%	02/25/44	1,025,074	1,027,819
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (d)	4.000%	02/25/44	2,255,162	2,265,834
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (d)	2.350%	12/25/44	2,850,284	2,840,084
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (d)	2.280%	05/17/27	3,500,000	3,479,351
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (d)	2.970%	05/17/27	3,250,000	3,230,798
OnDeck Asset Securitization Trust, Series 2021-1A, Class D (d)	4.940%	05/17/27	5,000,000	4,985,586
SFS Asset Securitization, LLC, Series 2019-1, Class A (d)	4.238%	06/10/25	8,215,000	8,214,280

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 49

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
Small Business — 6.3% continued
SFS Asset Securitization, LLC, Series 2019-1, Class B (d)	5.023%	06/10/25	$2,000,000	$1,992,020
SFS Asset Securitization, LLC, Series 2019-1, Class C (d)	6.390%	06/10/25	746,000	743,426
Small Business Lending Trust, Series 2019-A, Class B (d)	3.420%	07/15/26	72,609	72,631
Small Business Lending Trust, Series 2019-A, Class C (d)	4.310%	07/15/26	11,055,000	11,111,178
Small Business Lending Trust, Series 2019-A, Class D (d)	6.300%	07/15/26	5,000,000	5,015,275
Small Business Lending Trust, Series 2020-A, Class A (d)	2.620%	12/15/26	412,579	412,961
Small Business Lending Trust, Series 2020-A, Class B (d)	3.200%	12/15/26	8,500,000	8,527,736
Small Business Lending Trust, Series 2020-A, Class C (d)	5.010%	12/15/26	12,000,000	12,021,440
				94,544,677
Student Loan — 0.9%
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	1,145,860	1,198,939
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	698,669	722,158
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	3,463,465	3,574,490
College Ave Student Loans, Series 2021-A, Class B (d)	2.320%	07/25/51	2,500,000	2,481,360

	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan — 0.9% continued
College Ave Student Loans, Series 2021-A, Class D (d)	4.120%	07/25/51	$1,250,000	$1,251,935
CommonBond Student Loan Trust, Series 2017-BGS, Class C (d)	4.440%	09/25/42	90,650	93,488
Earnest Student Loan Program, LLC, Series 2016-D, Class R (d)(e)(f)	0.000%	01/25/41	5,000	0
Laurel Road Prime Student Loan, Series 2019-A, Class BFX(d)	3.000%	10/25/48	1,842,378	1,855,504
Prodigy Finance, Series 2021-1A, Class A (d)	1.352%	07/25/51	2,384,086	2,383,518
				13,561,392
Unsecured Consumer — 14.2%
Avant Loans Funding Trust, Series 2021-REV1, Class C (d)	2.300%	07/15/30	5,000,000	4,952,490
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class C (d)	4.660%	07/15/26	10,000,000	10,125,384
Consumer Loan Underlying Bond Credit Trust, Series 2019-HP1, Class B (d)	3.480%	12/15/26	5,000,000	5,056,900
Freedom Financial, Series 2019-2, Class C (d)	4.860%	11/18/26	5,500,000	5,581,759
Freedom Financial, Series 2020-FP1, Class B (d)	3.060%	03/18/27	5,886,409	5,918,176
Freedom Financial, Series 2020-FP1, Class C (d)	4.370%	03/18/27	3,250,000	3,293,774
Freedom Financial, Series 2020-3FP, Class B (d)	4.180%	09/20/27	1,691,166	1,699,439

50 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
Unsecured Consumer — 14.2% continued
Freedom Financial, Series 2020-3FP, Class C (d)	6.960%	09/20/27	$2,500,000	$2,595,350
Freedom Financial, Series 2021-1CP, Class B (d)	1.410%	03/20/28	4,000,000	3,991,545
Freedom Financial, Series 2021-1CP, Class C (d)	2.830%	03/20/28	3,250,000	3,253,912
Freedom Financial, Series 2021-3FP, Class C (d)	1.600%	11/20/28	5,300,000	5,230,660
Freedom Financial, Series 2020-2CP, Class B (d)	5.500%	06/18/27	1,450,179	1,468,372
Freedom Mortgage Trust, Series 2020-2CP, Class C (d)	6.000%	06/18/27	12,585,000	12,984,268
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	1,000,000	1,060,005
Liberty Lending Services, Series 2021-1A, Class A (d)	1.070%	05/15/29	8,007,229	7,965,078
Liberty Lending Services, Series 2021-1A, Class B (d)	2.170%	05/15/29	1,650,000	1,626,641
Liberty Lending Services, Series 2021-1A, Class C (d)	3.540%	05/15/29	6,700,000	6,597,913
LL ABS Trust, Series 2020-1, Class A (d)	2.330%	07/15/22	1,356,525	1,360,844
LL ABS Trust, Series 2020-1, Class B (d)	3.790%	03/15/23	7,000,000	7,099,193
LL ABS Trust, Series 2020-1, Class C (d)	6.540%	11/15/23	2,200,000	2,322,742
LL ABS Trust, Series 2019-1, Class B (d)	3.520%	03/15/27	1,404,096	1,407,275

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 14.2% continued
LL ABS Trust, Series 2019-1, Class C (d)	5.070%	03/15/27	$4,500,000	$4,576,530
Mariner Finance Issuance Trust, Series 2020-A, Class D (d)	5.750%	08/21/34	8,000,000	8,171,706
Mariner Finance Issuance Trust, Series 2019-A, Class C (d)	4.010%	07/20/32	2,120,000	2,147,571
Mariner Finance Issuance Trust, Series 2021-AA, Class D (d)	4.340%	03/20/36	1,390,000	1,405,948
Oportun Funding XIV, LLC, Series 2021-A, Class C (d)	3.440%	03/08/28	6,950,000	6,999,109
Oportun Funding, LLC, Series 2021-B, Class A (d)	1.470%	05/08/31	3,500,000	3,477,724
Oportun Funding, LLC, Series 2021-B, Class C (d)	3.650%	05/08/31	8,350,000	8,357,922
Oportun Funding, LLC, Series 2021-B, Class D (d)	5.410%	05/08/31	2,080,000	2,080,617
Oportun Funding, LLC, Series 2021-C, Class C (d)	3.610%	10/08/31	3,750,000	3,720,698
Oportun Funding, LLC, Series 2021-C, Class D (d)	5.570%	10/08/31	1,750,000	1,739,208
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (d)	0.000%	07/15/25	81,061,702	799,998
Prosper Marketplace Issuance Trust, Series 2019-4, Class B (d)	3.200%	02/17/26	1,215,864	1,218,017
Regional Management Issuance Trust, Series 2019-1, Class C (d)	4.110%	11/15/28	2,000,000	2,007,854

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 51

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 85.1% continued
Unsecured Consumer — 14.2% continued
Regional Management Issuance Trust, Series 2020-1, Class A (d)	2.340%	10/15/30	$2,000,000	$2,013,621
Regional Management Issuance Trust, Series 2020-1, Class B (d)	3.230%	10/15/30	2,500,000	2,513,946
Regional Management Issuance Trust, Series 2021-1, Class B (d)	2.420%	03/17/31	895,000	884,159
Regional Management Issuance Trust, Series 2021-1, Class C (d)	3.040%	03/17/31	1,550,000	1,541,348
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (d)	4.000%	07/15/25	890,093	897,462
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (d)	3.750%	11/15/25	627,944	632,762
Upstart Pass Through Trust, Series 2021-ST5, Class A (d)	2.000%	07/20/27	6,802,305	6,742,664
Upstart Pass Through Trust, Series 2021-ST9, Class A (d)	1.700%	11/20/29	4,819,365	4,780,887
Upstart Pass-Through Trust, Series 2020-ST6, Class A (d)	3.000%	01/20/27	5,103,532	5,123,348
Upstart Pass-Through Trust, Series 2021-ST4, Class A (d)	2.000%	07/20/27	6,435,315	6,378,939
Upstart Pass-Through Trust, Series 2020-ST1, Class A (d)	3.750%	02/20/28	1,690,707	1,715,411
Upstart Pass-Through Trust, Series 2020-ST2, Class A (d)	3.500%	03/20/28	1,670,240	1,691,894

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 14.2% continued
Upstart Pass-Through Trust, Series 2020-ST3, Class A (d)	3.350%	04/20/28	$2,041,845	$2,065,987
Upstart Pass-Through Trust, Series 2021-1A, Class C (d)	1.750%	10/20/29	3,749,996	3,717,309
Upstart Securitization Trust, Series 2021-ST1, Class A (d)	2.750%	02/20/27	2,060,990	2,069,913
Upstart Securitization Trust, Series 2021-ST2, Class A (d)	2.500%	04/20/27	6,573,192	6,593,035
Upstart Securitization Trust, Series 2019-2, Class B (d)	3.734%	09/20/29	5,305,420	5,334,392
Upstart Securitization Trust, Series 2019-2, Class C (d)	4.783%	09/20/29	5,587,000	5,654,447
Upstart Securitization Trust, Series 2019-3, Class B (d)	3.829%	01/21/30	3,727,112	3,755,294
Upstart Securitization Trust, Series 2021-1, Class B (d)	1.890%	03/20/31	1,850,000	1,841,041
Upstart Securitization Trust, Series 2021-1, Class C (d)	4.060%	03/20/31	1,000,000	1,006,673
Upstart Securitization Trust, Series 2021-2, Class B (d)	1.750%	06/20/31	3,250,000	3,222,987
				212,472,141

Total Securitized

(Cost $1,269,157,020)	$1,275,855,470

52 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 5.0%
U.S. Treasury Notes	0.125%	10/15/23	$10,000,000	$9,900,000
U.S. Treasury Notes (b)	2.750%	11/15/23	10,000,000	10,377,734
U.S. Treasury Notes	2.625%	12/31/23	10,000,000	10,372,266
U.S. Treasury Notes	1.750%	06/30/24	15,000,000	15,326,953
U.S. Treasury Notes (b)	0.375%	09/15/24	10,000,000	9,858,594
U.S. Treasury Notes	0.625%	10/15/24	10,000,000	9,918,750
U.S. Treasury Notes (b)	0.750%	11/15/24	10,000,000	9,943,750

Total Treasury
(Cost $75,976,133)		$75,698,047

Registered Investment Companies — 6.4%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.04% (g)	60,678,242	60,684,309
State Street Navigator Securities Lending Portfolio I, 0.15% (g)(h)	35,236,950	35,236,950
Total Registered Investment Companies
(Cost $95,839,535)		$95,921,259

Total Investment Securities — 102.3%
(Cost $1,527,495,918)		$1,533,865,442

Liabilities in Excess of Other Assets — (2.3)%		(35,155,385)

Net Assets — 100.0%		$1,498,710,057

(a)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2021. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $34,452,998.
(c)	Percentage rounds to less than 0.1%.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of December 31, 2021 was $1,266,141,522, representing 84.5% of net assets.

(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of December 31, 2021 was $18,272,118, representing 1.2% of net assets.
(f)	Security is fair valued under procedures established by the Board of Trustees. This security has received its final distribution and is valued at $0, which represents 0.0% of net assets.
(g)	The rate shown is the 7-day effective yield as of December 31, 2021.
(h)	This security was purchased using cash collateral held from securities on loan.

IO — Interest Only

LIBOR — London Interbank Offered Rate

NA — National Association

PO — Principal Only

SOFR — Secured Overnight Financing Rate

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 53

Diamond Hill Core Bond Fund
Schedule of Investments
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 17.3%
Banking — 6.1%
Bank of America Corp. (3MO LIBOR + 102) (a)	2.881%	04/24/23	$100,000	$100,648
Bank of America Corp.	1.486%	05/19/24	830,000	836,011
Bank of America Corp. (3MO LIBOR + 97) (a)	3.458%	03/15/25	425,000	444,470
Bank of America Corp.	3.875%	08/01/25	300,000	325,173
Bank of America Corp. (3MO LIBOR + 64) (a)	2.015%	02/13/26	400,000	405,148
Bank of America Corp. (SOFR + 115) (a)	1.319%	06/19/26	150,000	148,407
Bank of America Corp. (SOFR + 91) (a)	1.658%	03/11/27	250,000	248,245
Bank of America Corp. (3MO LIBOR + 158) (a)	3.824%	01/20/28	100,000	108,288
Bank of America Corp. (SOFR + 215) (a)	2.592%	04/29/31	450,000	454,579
Bank of Montreal France	0.949%	01/22/27	630,000	609,517
Canadian Imperial Bank of Commerce (3MO LIBOR + 79) (a)	2.606%	07/22/23	100,000	101,032
Capital One Financial Corp.	3.750%	07/28/26	100,000	107,229
Capital One Financial Corp.	1.878%	11/02/27	775,000	771,038
Citigroup, Inc (SOFR + 167) (a)	1.678%	05/15/24	500,000	505,544
Citigroup, Inc. (3MO LIBOR + 90) (a)	3.352%	04/24/25	200,000	208,830
Citigroup, Inc. (b)	3.300%	04/27/25	100,000	106,207
Citigroup, Inc. (3MO LIBOR + 125) (a)	1.381%	07/01/26	100,000	102,423
Citigroup, Inc. (3MO LIBOR + 156) (a)	3.887%	01/10/28	500,000	542,085
Citigroup, Inc.	4.125%	07/25/28	150,000	164,611
Citigroup, Inc. (SOFR + 142) (a)	2.976%	11/05/30	180,000	186,922
Citizens Financial Group	2.850%	07/27/26	225,000	234,382

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 6.1% continued
Comerica Bank, Series BKNT (b)	2.500%	07/23/24	$250,000	$258,112
Cooperative Rabobank UA (c)	2.625%	07/22/24	250,000	258,103
Discover Bank	4.650%	09/13/28	700,000	794,889
Discover Bank	2.700%	02/06/30	250,000	253,163
Discover Financial Services	4.100%	02/09/27	100,000	108,389
Eaton Vance Corp.	3.625%	06/15/23	478,000	497,394
Fifth Third Bancorp	2.375%	01/28/25	275,000	282,317
Fifth Third Bancorp	1.707%	11/01/27	450,000	444,463
First Horizon Bank	5.750%	05/01/30	250,000	299,024
Goldman Sachs Group, Inc.	0.657%	09/10/24	375,000	371,853
Goldman Sachs Group, Inc.	3.500%	01/23/25	405,000	426,967
Goldman Sachs Group, Inc.	3.500%	04/01/25	250,000	264,358
Goldman Sachs Group, Inc.	3.500%	11/16/26	350,000	372,995
Goldman Sachs Group, Inc. (SOFR + 79) (a)	1.093%	12/09/26	250,000	243,615
Goldman Sachs Group, Inc.	3.800%	03/15/30	500,000	550,408
Goldman Sachs Group, Inc. (SOFR + 128) (a)	2.615%	04/22/32	800,000	805,745
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	128,718
JPMorgan Chase & Co. (SOFR + 60) (a)	0.653%	09/16/24	150,000	149,295
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	4.023%	12/05/24	550,000	579,902
JPMorgan Chase & Co. (SOFR + 80) (a)	1.045%	11/19/26	500,000	487,104
JPMorgan Chase & Co. (SOFR + 89) (a)	1.578%	04/22/27	400,000	395,286
JPMorgan Chase & Co.	1.470%	09/22/27	400,000	392,091
JPMorgan Chase & Co. (3MO LIBOR + 134) (a)	3.782%	02/01/28	100,000	108,253
JPMorgan Chase & Co. (3MO LIBOR + 95) (a)	3.509%	01/23/29	100,000	107,124

54 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 17.3% continued
Banking — 6.1% continued
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	$100,000	$102,748
JPMorgan Chase & Co. (SOFR + 204) (a)	2.522%	04/22/31	750,000	758,049
KeyBank NA (SOFR + 34) (a)(b)	0.423%	01/03/24	500,000	498,154
KeyCorp	2.550%	10/01/29	385,000	394,181
Morgan Stanley (SOFR + 46) (a)	0.529%	01/25/24	500,000	498,281
Morgan Stanley (3MO LIBOR + 85) (a)	3.737%	04/24/24	100,000	103,454
Morgan Stanley (b)	3.700%	10/23/24	100,000	106,495
Morgan Stanley	3.875%	01/27/26	500,000	540,666
Morgan Stanley	3.125%	07/27/26	100,000	105,932
Morgan Stanley	3.625%	01/20/27	100,000	108,416
Morgan Stanley, Series GMTN (SOFR + 114) (a)	2.699%	01/22/31	175,000	179,040
Morgan Stanley (SOFR + 103) (a)	1.794%	02/13/32	500,000	473,273
PNC Bank NA	2.700%	10/22/29	250,000	258,267
PNC Financial Services (b)	2.600%	07/23/26	250,000	262,117
Regions Financial Corp.	2.250%	05/18/25	275,000	280,382
Royal Bank of Canada	1.150%	06/10/25	365,000	361,845
Royal Bank of Canada (b)	1.150%	07/14/26	200,000	195,627
State Street Corp. (SOFR + 94) (a)(b)	2.354%	11/01/25	175,000	180,362
Toronto-Dominion Bank (The)	0.750%	01/06/26	350,000	339,169
Toronto-Dominion Bank (The)	1.200%	06/03/26	200,000	196,519
Truist Financial Corp. (b)	2.150%	12/06/24	250,000	257,561
Truist Financial Corp. (SOFR + 61) (a)	1.267%	03/02/27	600,000	588,665
Truist Financial Corp.	1.887%	06/07/29	500,000	492,349
US Bancorp	2.400%	07/30/24	350,000	361,611
Wells Fargo & Co.	3.550%	09/29/25	925,000	985,657
Wells Fargo & Co. (SOFR + 200) (a)	2.188%	04/30/26	275,000	279,857
Wells Fargo & Co. (SOFR + 210) (a)	2.393%	06/02/28	250,000	254,082
				24,453,116

	Coupon	Maturity	Shares / Par Value	Fair Value
Basic Industry — 0.3%
FMC Corp.	3.450%	10/01/29	$300,000	$319,430
Nucor Corp.	2.000%	06/01/25	250,000	254,907
PPG Industries, Inc.	2.400%	08/15/24	110,000	113,399
PPG Industries, Inc.	2.550%	06/15/30	300,000	304,822
Sherwin-Williams Co.	2.300%	05/15/30	250,000	249,305
				1,241,863
Brokerage Asset Managers Exchanges — 0.3%
Ameriprise Financial, Inc. (b)	3.000%	04/02/25	250,000	260,975
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	108,730
Charles Schwab Corp. (The)	0.900%	03/11/26	500,000	487,609
International Exchange, Inc.	0.700%	06/15/23	275,000	274,356
				1,131,670
Capital Goods — 0.3%
Carrier Global Corp.	2.700%	02/15/31	250,000	253,914
General Electric Capital Corp.	6.750%	03/15/32	162,000	220,928
L3 Harris Technologies, Inc.	3.850%	12/15/26	50,000	54,372
Lennox International, Inc.	3.000%	11/15/23	100,000	102,840
Republic Services, Inc.	2.500%	08/15/24	200,000	205,813
Waste Management, Inc. (b)	1.150%	03/15/28	300,000	286,304
				1,124,171
Communications — 1.5%
American Tower Corp. (b)	1.450%	09/15/26	300,000	293,543
American Tower Corp.	3.800%	08/15/29	100,000	108,791
American Tower Corp.	2.100%	06/15/30	100,000	96,284
AT&T, Inc.	2.300%	06/01/27	650,000	661,280
AT&T, Inc.	2.550%	12/01/33	114,000	111,497
AT&T, Inc.	4.500%	05/15/35	100,000	115,520
British Telecommunications plc (c)	3.250%	11/08/29	275,000	281,108
Comcast Corp.	3.950%	10/15/25	750,000	818,798
Comcast Corp.	2.650%	02/01/30	100,000	103,710

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 55

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 17.3% continued
Communications — 1.5% continued
Comcast Corp. (b)	1.950%	01/15/31	$250,000	$244,947
Comcast Corp.	3.969%	11/01/47	144,000	165,794
Deutsche Telekom International Finance (c)	4.750%	06/21/38	100,000	121,080
Twenty-First Century Fox, Inc.	4.030%	01/25/24	50,000	52,805
Verizon Communications, Inc. (3MO LIBOR + 110) (a)	1.256%	05/15/25	100,000	101,922
Verizon Communications, Inc.	4.125%	03/16/27	100,000	111,153
Verizon Communications, Inc.	3.000%	03/22/27	120,000	126,801
Verizon Communications, Inc.	1.750%	01/20/31	500,000	473,227
Verizon Communications, Inc. (c)	2.355%	03/15/32	1,237,000	1,218,838
Verizon Communications, Inc.	2.987%	10/30/56	143,000	135,363
Walt Disney Co. (The)	1.750%	08/30/24	175,000	177,773
Walt Disney Co. (The)	2.000%	09/01/29	550,000	547,093
Walt Disney Co. (The) (b)	3.800%	03/22/30	100,000	112,168
				6,179,495
Consumer Cyclical — 0.9%
BMW US Capital, LLC (b)(c)	3.900%	04/09/25	300,000	322,646
CVS Health Corp.	3.750%	04/01/30	500,000	548,176
CVS Health Corp.	5.050%	03/25/48	250,000	326,859
Daimler Finance, LLC (b)(c)	1.750%	03/10/23	275,000	277,749
Ford Motor Co.	4.346%	12/08/26	100,000	109,075
General Motors Financial Co., Inc.	4.300%	07/13/25	700,000	754,561
General Motors Financial Co., Inc.	4.000%	10/06/26	100,000	107,977
Lowes Cos., Inc.	2.625%	04/01/31	300,000	306,932
Toyota Motor Credit Corp. (b)	0.500%	06/18/24	500,000	492,608

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical — 0.9% continued
Toyota Motor Credit Corp.	0.800%	01/09/26	$300,000	$291,686
Walgreens Boots Alliance, Inc. (b)	3.200%	04/15/30	250,000	264,686
				3,802,955
Consumer Non-Cyclical — 1.0%
Abbott Laboratories (b)	4.750%	11/30/36	100,000	127,612
AbbVie, Inc.	2.950%	11/21/26	335,000	353,046
AbbVie, Inc.	4.550%	03/15/35	100,000	120,239
Amgen, Inc.	1.900%	02/21/25	310,000	315,805
Anheuser-Busch Cos., LLC	4.700%	02/01/36	100,000	120,681
Anheuser-Busch InBev SA/NV	4.750%	01/23/29	100,000	116,394
Anheuser-Busch InBev SA/NV	3.500%	06/01/30	600,000	657,631
Baxter International, Inc. (c)	1.915%	02/01/27	300,000	301,100
Kroger Co. (The)	2.650%	10/15/26	100,000	103,908
Kroger Co. (The)	2.200%	05/01/30	125,000	124,506
Kroger Co. (The) (b)	1.700%	01/15/31	550,000	522,206
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	370,696
Mondelez International, Inc. (c)	1.250%	09/24/26	300,000	292,335
Zoetics, Inc., Series 4006	2.000%	05/15/30	525,000	517,521
				4,043,680
Electric — 1.7%
Ameren Corp.	2.500%	09/15/24	130,000	133,481
American Electric Power, Inc. (b)	1.000%	11/01/25	500,000	488,920
CMS Energy Corp.	2.950%	02/15/27	100,000	103,760
Dominion Energy, Inc.	1.450%	04/15/26	750,000	741,318
DTE Energy Co., Series C	2.529%	10/01/24	150,000	154,385
DTE Energy Co., Series E	2.850%	10/01/26	100,000	104,233
DTE Energy Co., Series H	2.950%	03/01/30	125,000	128,182
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	359,862
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	586,105

56 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 17.3% continued
Electric — 1.7% continued
Georgia Power Co., Series 2020-A	2.100%	07/30/23	$230,000	$234,044
MidAmerican Energy Co.	3.650%	04/15/29	350,000	385,683
Northern States Power Co. of Wisconsin (b)	2.250%	04/01/31	500,000	504,032
Northern States Power Co. of Wisconsin	2.900%	03/01/50	125,000	126,197
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	557,387
PECO Energy Co.	3.000%	09/15/49	200,000	201,883
PPL Electric Utilities	3.000%	10/01/49	160,000	163,714
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	102,737
Southwestern Electric Power	2.750%	10/01/26	100,000	103,429
WEC Energy Group, Inc.	0.800%	03/15/24	700,000	692,822
Wisconsin Power & Light	1.950%	09/16/31	800,000	778,254
				6,650,428
Energy — 0.7%
BP Capital Markets plc	3.194%	04/06/25	175,000	184,565
Coterra Energy, Inc. (c)	3.900%	05/15/27	100,000	107,462
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	210,925
Energy Transfer Operating LP	4.500%	04/15/24	75,000	79,489
Exxon Mobil Corp.	2.992%	03/19/25	240,000	252,221
Helmerich & Payne, Inc. (c)	2.900%	09/29/31	650,000	637,876
Phillips 66 Partners LP	3.700%	04/06/23	250,000	258,439
Phillips 66 Partners LP	2.450%	12/15/24	100,000	101,671
Phillips 66 Partners LP	3.550%	10/01/26	100,000	106,391
Royal Dutch Shell plc	2.375%	11/07/29	320,000	326,841
Shell International Finance BV	6.375%	12/15/38	73,000	106,303
Suncor Energy, Inc.	2.800%	05/15/23	300,000	306,909

	Coupon	Maturity	Shares / Par Value	Fair Value
Energy — 0.7% continued
Total Capital International SA	2.829%	01/10/30	$120,000	$125,648
Valero Energy Corp.	3.400%	09/15/26	100,000	106,818
				2,911,558
Insurance — 1.9%
Athene Global Funding (c)	2.500%	01/14/25	225,000	230,819
Equitable Financial Life (c)	1.800%	03/08/28	609,000	598,862
Lincoln National Corp.	3.625%	12/12/26	100,000	108,434
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	391,917
MassMutual Global Funding (c)	2.150%	03/09/31	500,000	497,262
Met Life Global Funding I (c)	1.550%	01/07/31	500,000	472,643
New York Life Global Funding (c)	2.900%	01/17/24	100,000	103,634
New York Life Global Funding (c)	2.350%	07/14/26	50,000	51,625
New York Life Global Funding (c)	1.200%	08/07/30	1,250,000	1,166,346
Pacific Life Global Fund II (c)	1.450%	01/20/28	500,000	484,249
Pricoa Global Funding (c)	3.450%	09/01/23	160,000	166,796
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	518,749
Principal Life Global Funding II (c)	0.875%	01/12/26	500,000	483,857
Progressive Corp.	3.200%	03/26/30	240,000	258,928
Protective Life Global Funding (c)	1.900%	07/05/28	650,000	634,466
Protective Life Global Funding (c)	1.737%	09/21/30	1,100,000	1,046,036
RGA Global Funding (c)	2.000%	11/30/26	300,000	301,018
				7,515,641
Natural Gas — 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	318,713

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 57

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 17.3% continued
Other Utility — 0.3%
American Water Capital Corp.	2.800%	05/01/30	$300,000	$310,906
American Water Capital Corp. (b)	2.300%	06/01/31	825,000	824,961
				1,135,867
REITS — 1.0%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	110,404
American Campus Communities, Inc.	3.750%	04/15/23	309,000	317,361
American Campus Communities, Inc.	3.625%	11/15/27	100,000	106,787
American Homes 4 Rent	4.250%	02/15/28	100,000	110,780
Boston Properties LP	2.750%	10/01/26	50,000	52,027
CubeSmart LP	3.125%	09/01/26	50,000	52,463
CubeSmart LP	3.000%	02/15/30	280,000	291,806
CubeSmart LP	2.000%	02/15/31	200,000	192,647
ERP Operating LP (b)	2.850%	11/01/26	100,000	105,189
ERP Operating LP	2.500%	02/15/30	150,000	153,879
Life Storage LP	3.875%	12/15/27	100,000	109,693
Public Storage	1.850%	05/01/28	800,000	798,345
Realty Income Corp. (b)	3.875%	04/15/25	100,000	107,567
Realty Income Corp.	0.750%	03/15/26	625,000	599,981
Realty Income Corp. (b)	3.000%	01/15/27	100,000	105,494
Spirit Realty LP	4.450%	09/15/26	100,000	110,008
Spirit Realty LP	2.100%	03/15/28	250,000	243,325
Spirit Realty LP	4.000%	07/15/29	60,000	65,909
Spirit Realty LP	3.200%	02/15/31	250,000	258,369
				3,892,034
Technology — 0.5%
Apple, Inc.	2.200%	09/11/29	250,000	255,883
Apple, Inc.	1.650%	05/11/30	300,000	291,956
Dell International, LLC / EMC Corp.	5.300%	10/01/29	100,000	117,219
Fidelity National Information Services (b)	1.650%	03/01/28	300,000	290,461
Oracle Corp.	2.800%	04/01/27	300,000	309,295
Oracle Corp.	2.300%	03/25/28	300,000	299,070
Oracle Corp. (b)	3.250%	05/15/30	500,000	518,335
				2,082,219

	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation — 0.7%
Alaska Airlines, Series 2020-1B, Class A (c)	4.800%	08/15/27	$138,239	$151,032
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	344,025	345,780
CSX Corp.	4.250%	11/01/66	100,000	122,199
FedEx Corp.	2.400%	05/15/31	500,000	501,001
FedEx Corp.	1.875%	02/20/34	496,927	489,230
Kirby Corp.	4.200%	03/01/28	100,000	107,668
Southwest Airlines Co. (b)	3.000%	11/15/26	100,000	104,238
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	28,083	29,584
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	20,871	21,316
United Airlines Pass-Through Trust, Series 2020-1, Class B	4.875%	07/15/27	449,000	467,455
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	270,990	296,835
				2,636,338

Total Corporate Credit
(Cost $68,668,281)				$69,119,748

Government Related — 0.2%
Government Owned, No Guarantee — 0.2%
Tennessee Valley Authority (Cost $770,224)	4.625%	09/15/60	525,000	803,680

Securitized — 61.2%
ABS-Other — 4.8%
BXG Receivables, Series 2018-A, Class C (c)	4.440%	02/02/34	297,660	307,357
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	973,130
Diamond Resorts Owner Trust, Series 2019-1, Class B (c)	3.530%	02/20/32	106,258	107,865

58 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
ABS-Other — 4.8% continued
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	$525,385	$522,983
Diamond Resorts Owner Trust, Series 2021-1A, Class C (c)	2.700%	11/21/33	315,231	313,776
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	1,000,000	1,001,734
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (c)	3.620%	07/25/26	1,250,000	1,239,405
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/26/26	1,000,000	991,726
Gold Key Resorts, LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	15,010	15,126
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	62,404	64,573
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	357,919	357,080
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	104,021	108,162
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	246,106	251,674
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	575,086	565,832
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	117,762	121,738
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	184,134	188,570
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	94,630	94,610

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 4.8% continued
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	$172,146	$178,077
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	96,538	97,700
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	152,148	155,683
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	58,687	61,625
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	477,263	485,719
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	600,000	620,835
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	597,938	597,681
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	962,099	971,749
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	860,701	853,519
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	153,727	161,085
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	87,945	92,771
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	52,384	55,454
Mosaic Solar Loans, LLC, Series 2020-1, Class A (c)	2.100%	04/20/46	222,991	223,604
MVW Own Trust, Series 2021-1WA, Class C (c)	1.940%	01/22/41	553,412	545,217

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 59

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
ABS-Other — 4.8% continued
NRZ Excess Spread Collateralization, Series 2021-GNT1, Class A (c)	3.474%	11/25/26	$767,106	$766,313
Ocwen Master Advance Receivables, Series 2020-T1, Class A-T1 (c)	1.300%	08/15/52	670,000	669,879
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (c)	2.742%	08/25/23	1,000,000	1,001,074
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	354,080	364,611
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	30,126	30,499
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	40,503	41,723
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (c)	2.370%	11/15/52	199,000	198,913
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	494,000	478,850
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	1,078,303	1,076,555
TES, LLC, Series 2017-1, Class A (c)	4.330%	10/20/47	284,059	296,670
Westgate Resorts, Series 2018-1, Class B (c)	3.580%	12/20/31	50,285	50,514
Westgate Resorts, Series 2018-1, Class C (c)	4.100%	12/20/31	50,285	50,467
Westgate Resorts, Series 2020-1, Class B (c)	3.963%	03/20/34	686,854	702,393

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 4.8% continued
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	$979,471	$1,021,296
				19,075,817
Agency CMBS — 2.7%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	6,146,806	6,108,683
FNMA, Pool #FN AN3047	2.370%	10/01/26	126,126	130,270
FNMA, Pool #FN BM6011	3.353%	11/01/26	902,319	966,221
FNMA, Series 2019-M21, Class 1A1	1.950%	04/25/28	505,111	515,836
FNMA, Pool #FN AN3598	2.550%	12/01/28	271,224	284,657
FNMA, Pool #FN BL4548	2.430%	10/01/29	191,437	199,986
FNMA, Pool #FN 464107	4.820%	12/01/29	118,551	130,991
FNMA, Pool #FN AM9491	3.550%	08/01/30	170,679	188,695
FNMA, Pool #FN AN6149	3.140%	07/01/32	750,000	829,488
FNMA, Pool #FN AN7612	3.280%	12/01/32	250,000	277,206
FNMA, Pool #FN 469130	4.870%	10/01/41	126,689	141,740
FNMA, Pool #FN AM5015	4.940%	12/01/43	753,112	876,044
				10,649,817
Agency MBS CMO — 18.2%
FHLMC, Series 306, Class F3, Pool #FG S20432 (1* 1MO LIBOR + 30) (a)	0.410%	05/15/28	62,078	61,526
FHLMC, Series 4847, Class CV	3.500%	02/15/30	420,016	443,556
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	125,329	152,104
FHLMC, Series 4265, Class FD (1* 1MO LIBOR + 40) (a)	0.510%	01/15/35	269,296	271,427
FHLMC, Series 2006-71, Class ZH	6.000%	07/25/36	318,673	368,202

60 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
Agency MBS CMO — 18.2% continued
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (a)	1.210%	11/15/37	$88,945	$90,087
FHLMC, Series 3605, Class PB	4.500%	11/15/39	78,257	85,656
FHLMC, Series 3617, Class PC	4.500%	12/15/39	88,936	97,375
FHLMC, Series 3740, Class FC (1* 1MO LIBOR + 50) (a)	0.610%	10/15/40	91,341	92,482
FHLMC, Series 3759, Class ME	4.000%	11/15/40	555,000	583,547
FHLMC, Series 3811, Class TA	5.000%	02/15/41	262,142	297,011
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (a)	0.610%	07/15/41	90,268	91,299
FHLMC, Series 4074, Class JY	2.500%	07/15/42	475,000	485,751
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	158,215	158,416
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	232,725	234,032
FHLMC, Series 4210, Class Z	3.000%	05/15/43	337,893	346,931
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,469,522	1,586,950
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	276,869
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	1,060,896
FHLMC, Series 4673, Class PH	3.500%	01/15/45	355,559	367,427
FHLMC, Series 4473, Class Z	3.000%	05/15/45	389,777	406,200
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,353,167	1,408,335
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,446,746
FHLMC, Series 4857, Class H	4.000%	11/15/46	471,592	481,255
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	468,375
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	2,016,988	2,144,564
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	2,645,091	2,827,909
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	1,153,839	1,226,325

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 18.2% continued
FHLMC, Series 4941, Class NW	2.500%	05/25/49	$758,520	$754,988
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	1,102,772
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	228,395
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	805,592	893,473
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	120,000	128,810
FNMA, Series 2018-091, Class VL	3.500%	10/20/29	1,511,480	1,594,625
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	194,593	224,209
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	73,439	73,206
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	59,112	68,598
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	119,237	142,644
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	244,941	297,308
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	148,426	164,308
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	268,653	298,975
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (a)	0.752%	07/25/36	523,519	528,100
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	88,678	98,971
FNMA, Series 2007-95, Class A3	0.339%	08/27/36	1,600,000	1,491,485
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (a)	0.482%	11/25/36	127,368	129,003
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	119,455	127,786
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	190,657	212,479

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 61

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
Agency MBS CMO — 18.2% continued
FNMA, Series 2009-103, Class MB	1.986%	12/25/39	$39,016	$40,706
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	226,614
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	640,697
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	360,119
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	765,149	808,859
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (a)	0.502%	02/25/42	124,962	126,289
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	446,096	453,102
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	1,741,006	1,890,554
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	250,183	249,557
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	733,180	837,603
FNMA, Series 411, Class A3	3.000%	08/25/42	111,546	115,420
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	329,000	335,600
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	352,000	358,001
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	367,226
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,000,000	1,018,241
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	55,712	55,540
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	596,799	634,339

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 18.2% continued
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	$250,000	$300,450
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	362,178
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	4,780,703	5,176,853
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	660,434	677,822
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	2,174,594
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	850,000	896,806
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	1,300,629	1,341,870
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	913,148	942,036
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	847,826	891,289
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	547,607	617,922
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	307,882	318,117
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	552,045	607,201
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	1,176,237	1,222,189
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	355,139
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	557,124	571,817
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	156,631
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	2,165,438
FNMA, Series 2021-149, Class ZB	3.000%	08/20/51	1,207,314	1,203,646

62 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
Agency MBS CMO — 18.2% continued
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	$368,923	$383,980
GNMA, Series 2018-139, Class DV	3.500%	01/20/30	453,900	467,836
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	407,576	461,955
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	226,503	249,602
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	436,000	456,567
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	189,868	211,978
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	113,279	123,436
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	79,677	85,140
GNMA, Series 2010-9, Class FA (1* 1MO LIBOR + 52) (a)	0.628%	01/16/40	120,174	121,371
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	544,189	563,528
GNMA, Series 2010-105, Class ZC	4.500%	08/16/40	499,111	574,458
GNMA, Series 2013-22, Class GA	2.500%	10/20/41	12,097	12,551
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	318,000	317,422
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	331,473
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	275,745	283,509
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	98,771
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	532,000	573,622

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 18.2% continued
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	$57,264	$56,707
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,870	1,134,074
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	73,354	78,875
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,411,460	1,454,215
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	1,000,000	1,056,835
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	410,804	451,918
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	263,303
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	387,958	396,921
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,258,656
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	689,379	717,973
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	206,237	217,534
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	330,747	362,192
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	526,484
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	583,350
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	566,252
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	810,691	866,936
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,959,002
GNMA, Series 2017-H18, Class EB (a)	4.459%	06/20/63	221,362	229,676

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 63

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
Agency MBS CMO — 18.2% continued
GNMA, Series 2014-H14, Class FA (1* 1MO LIBOR + 50) (a)	0.575%	07/20/64	$310,414	$311,424
GNMA, Series 2014-H15, Class FA (1* 1MO LIBOR + 50) (a)	0.581%	07/20/64	79,611	79,905
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (a)	0.681%	05/20/66	218,924	217,923
GNMA, Series 2017-H16, Class DB (a)	4.593%	08/20/67	161,414	165,424
				72,894,631
Agency MBS CMO Derivatives — 2.6%
FHLMC, Series 3919, Class QS (IO) (-1*1MO LIBOR + 670) (a)	6.590%	08/15/30	1,687,863	211,336
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	636,328	19,929
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	965,664	34,726
FHLMC, Series 4169, Class SA (-1.2*1MO LIBOR + 546) (a)	5.356%	02/15/33	558,788	577,913
FHLMC, Series 226, Class PO (PO)	0.000%	02/01/34	138,788	127,639
FHLMC, Series 3107, Class DC (IO) (-1*1MO LIBOR + 670) (a)	6.590%	06/15/35	1,646,462	79,044
FHLMC, Series 3102, Class TA (IO) (-1*1MO LIBOR + 5250) (a)	7.500%	01/15/36	216,233	241,628
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	92,703	83,552
FHLMC, Series 237, Class S14 (IO) (-1*1MO LIBOR + 660) (a)	6.490%	05/15/36	364,101	83,246
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	139,315	127,849

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 2.6% continued
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	$48,728	$44,798
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	327,499	291,623
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	485,345	48,344
FHLMC, Series 4422, Class DO PO)	0.000%	10/15/41	1,399,258	1,294,315
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	1,424,022	175,000
FHLMC, Series 4074, Class SJ (IO) (-1*1MO LIBOR + 662) (a)	6.510%	07/15/42	928,486	213,101
FHLMC, Pool #S0-6050 (PO)	0.000%	08/15/42	197,133	173,999
FHLMC, Pool #S0-6829 (PO)	0.000%	09/15/43	341,702	294,940
FNMA, Series 2012-128, Class EI (IO)	3.500%	11/25/27	378,576	23,485
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	212,210	15,779
FNMA, Series 2004-91, Class SP (-2.4*1MO LIBOR + 1680) (a)	16.555%	11/25/31	199,095	255,522
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	456,526	426,443
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	1,671,084	167,424
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	88,296	17,529
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	983,252	82,754
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	819,637	74,122
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	708,199	112,628

64 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
Agency MBS CMO Derivatives — 2.6% continued
FNMA, Series 2005-52, Class JH (IO) (-1*1MO LIBOR + 660) (a)	6.498%	05/25/35	$371,783	$51,702
FNMA, Series 378, Class (IO)	5.000%	06/01/35	737,574	115,946
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	482,164	48,885
FNMA, Series 368, Class (IO)	5.000%	02/01/36	581,904	75,624
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	42,565	39,962
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	802,644	146,961
FNMA, Series 2010-44, Class CS (IO) (-1*1MO LIBOR + 655) (a)	6.448%	05/25/40	56,459	9,487
FNMA, Series 2012-63, Class NI (IO)	4.000%	06/25/40	991,356	34,516
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	11,743	84
FNMA, Series 2012-100, Class MI (IO)	4.500%	12/25/40	94,621	1,460
FNMA, Series 409, Class C1	4.000%	04/01/42	1,341,251	186,330
FNMA, Series 2012-99, Class QS (IO) (-1*1MO LIBOR + 660) (a)	6.498%	09/25/42	2,259,483	420,887
FNMA, Series 2012-128, Class SH (-1*1MO LIBOR + 400) (a)	3.898%	11/25/42	360,917	356,876
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	22,389	18,831
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	1,667,522	106,272
FNMA, Series 2013-30, Class SA (-1*1MO LIBOR + 400) (a)	3.914%	04/25/43	417,774	400,307

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 2.6% continued
FNMA, Series 2003-W10, Class 3IO (IO) (a)	0.538%	06/25/43	$10,508,520	$160,888
FNMA, Series 2013-82, Class SB (-2.67*1MO LIBOR + 1173) (a)	11.503%	08/25/43	350,236	423,695
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	122,757	103,936
FNMA, Series 2014-42, Class SN (IO) (-1*1MO LIBOR + 605) (a)	5.948%	07/25/44	473,958	84,648
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	1,520,993	99,953
FNMA, Series 2018-11B, Class QI (IO)	4.000%	01/25/48	2,841,661	276,675
GNMA, Series 2010-47, Class PX (IO) (-1*1MO LIBOR + 670) (a)	6.596%	06/20/37	698,080	120,289
GNMA, Series 2012-146, Class AI (IO)	3.000%	10/20/37	1,484,521	53,552
GNMA, Series 2011-139, Class LS (IO)	4.914%	03/16/38	1,704,118	253,676
GNMA, Series 2008-38, Class ID (IO)	6.000%	03/20/38	200,885	12,253
GNMA, Series 2013-124, Class ES (-1.33*1MO LIBOR + 867) (a)	8.528%	04/20/39	16,733	17,050
GNMA, Series 2013-147, Class SD (IO) (-1*1MO LIBOR + 665) (a)	6.546%	12/20/39	1,677,392	322,033
GNMA, Series 2011-21, Class SA (IO) (-1*1MO LIBOR + 600) (a)	5.893%	02/16/41	1,945,059	332,083
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	203,966	30,492
GNMA, Series 2013-113, Class QS (IO) (-1*1MO LIBOR + 620) (a)	6.096%	02/20/42	408,694	42,320

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 65

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
Agency MBS CMO Derivatives — 2.6% continued
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	$124,202	$2,339
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	1,188,812	82,324
GNMA, Series 2016-32, Class MS (IO) (-1*1MO LIBOR + 605) (a)	5.946%	03/20/46	1,830,038	327,889
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	266,918
GNMA, Series 2019-120, Class DI (IO)	3.500%	08/20/49	2,076,614	218,427
GNMA, Series 2012-H02, Class AI (IO) (a)	1.885%	01/20/62	47,332	2,280
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.466%	05/20/63	1,753,804	16,870
GNMA, Series 2016-H20, Class GI (IO) (a)	0.346%	08/20/66	1,443,166	14,449
GNMA, Series 2017-H11, Class PI (IO) (a)	3.978%	04/20/67	14,248	308
GNMA, Series 2017-H22, Class ID (IO) (a)	4.210%	11/20/67	18,780	1,337
GNMA, Series 2018-H08, Class NI (IO) (a)	0.830%	05/20/68	998,677	21,596
				10,601,078
Agency MBS Passthrough — 2.2%
FHLMC, Pool #FG G14973	4.000%	12/01/28	131,686	140,765
FHLMC, Pool #FG U59010	4.000%	11/01/34	357,415	383,693
FHLMC, Pool #FG G61909	4.500%	12/01/37	486,673	535,563
FHLMC, Pool #FG G06085	6.500%	09/01/38	61,239	71,307
FNMA, Pool #FN 252409	6.500%	03/01/29	75,879	82,617
FNMA, Pool #FN AL5850	3.500%	10/01/29	302,953	321,592
FNMA, Pool #FN AS7287	3.500%	06/01/31	519,432	556,060
FNMA, Pool #FN AL3200	3.500%	02/01/33	350,574	372,809

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 2.2% continued
FNMA, Pool #FN AT7120	3.500%	06/01/33	$445,366	$473,828
FNMA, Pool #FN AL5166	3.000%	11/01/33	309,625	322,541
FNMA, Pool #FN AL6685	4.000%	01/01/35	526,707	565,239
FNMA, Pool #FN MA2198	3.500%	03/01/35	335,912	359,266
FNMA, Pool #FN BM1486	4.000%	03/01/35	1,063,681	1,147,706
FNMA, Pool #FN MA3050	4.500%	06/01/37	694,334	756,978
FNMA, Pool #FN AS4073	4.000%	12/01/44	212,135	233,378
FNMA, Pool #FN MA2778	3.500%	10/01/46	115,758	120,299
GNMA, Pool #MA5738M	4.000%	02/20/34	267,600	282,706
GNMA, Pool #GN 784279	5.500%	11/15/38	378,282	432,526
GNMA, Pool #711522X	4.500%	07/15/40	296,012	345,085
GNMA, Pool #GN 78541	4.500%	06/15/46	142,559	159,821
GNMA, Pool #G2 784792	4.500%	08/20/49	965,781	1,008,389
				8,672,168
ARM — 0.0% (d)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	2.045%	12/25/33	10,070	10,342

Auto Loan — 2.8%
ACC Auto Trust, Series 2021-A, Class A (c)	1.080%	04/15/27	486,634	485,385
ACC Trust, Series 2021-1, Class B (c)	1.430%	07/22/24	1,000,000	995,902
CarNow Auto Receivables Trust, Series 2021-1A, Class C (c)	2.160%	02/17/26	750,000	748,033
CIG Auto Receivables Trust, Series 2020-1, Class D (c)	2.350%	01/12/26	300,000	301,277

66 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
Auto Loan — 2.8% continued
CIG Auto Receivables Trust, Series 2020-1, Class C (c)	1.750%	02/12/26	$460,000	$461,770
CPS Auto Trust, Series 2017-D, Class D (c)	3.730%	09/15/23	66,027	66,322
Credit Acceptance Auto Loan Trust, Series 2019-3, Class C (c)	3.060%	03/15/29	400,000	408,546
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C (c)	2.280%	02/15/30	550,000	554,834
Credito RL USA, Series 2021-1, Class A (c)	1.350%	02/16/27	645,788	644,449
FHF Trust, Series 2020-1, Class A (c)	2.590%	12/15/23	187,340	188,179
FHF Trust, Series 2021-1, Class A (c)	1.270%	03/15/27	644,476	640,318
First Help Financial, LLC, Series 2021-2A, Class A (c)	0.830%	12/15/26	933,794	927,271
First Help Financial, LLC, Series 2021-2A, Class B (c)	1.630%	09/15/27	1,090,000	1,071,686
OneMain Direct Auto Receivables, Series 2018-1, Class B (c)	3.710%	04/14/25	410,000	410,785
OneMain Direct Auto Receivables, Series 2019-1, Class D (c)	4.680%	04/14/31	675,000	726,630
Santander Consumer Auto Receivables, Series 2020-B, Class D (c)	2.140%	12/15/26	400,000	403,452
Tesla Auto Lease Trust, Series 2021-B, Class D (c)	1.320%	09/22/25	1,400,000	1,376,534

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 2.8% continued
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	$1,000,000	$990,560
				11,401,933
CRE/CLO — 4.3%
A10 Securitization, Series 2020-C, Class A (c)(e)	2.033%	08/15/40	324,006	324,505
A10 Securitization, Series 2020-C, Class B (c)(e)	2.617%	08/15/40	300,000	298,422
A10 Securitization, Series 2020-C, Class D (c)(e)	4.129%	08/15/40	250,000	249,047
A10 Securitization, Series 2020-C, Class E (c)(e)	5.465%	08/15/40	250,000	249,739
Acre Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (a)(c)	2.689%	12/15/37	1,000,000	997,624
Acre Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (a)(c)	3.189%	12/15/37	675,000	673,392
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1* 1MO LIBOR + 235) (a)(c)	2.460%	08/15/32	115,014	113,866
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class D (1* 1MO LIBOR + 270) (a)(c)	2.810%	03/16/35	293,431	292,022
BDS Ltd., Series 2021-FL8, Class D (c)	1.989%	01/18/36	1,000,000	992,766

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 67

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
CRE/CLO — 4.3% continued
BSPRT Issuer Ltd., Series 2018-FL4, Class A (1* 1MO LIBOR + 105) (a)(c)	1.160%	09/17/35	$158,894	$158,776
BXMT, Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (a)(c)	2.360%	05/17/38	750,000	744,844
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (a)(c)	2.114%	02/16/37	625,000	622,071
BXMT Ltd., Series 2020-FL2, Class B (1* 1MO LIBOR + 140) (a)(c)	1.564%	02/18/38	1,000,000	996,562
Exantas Capital Corp., Series 2020-RS09, Class D (1* 1MO LIBOR + 550) (a)(c)	5.664%	04/17/37	362,620	368,094
KKR Financial Management, Series 2021-FL2, Class A (c)	1.179%	02/15/39	1,000,000	998,167
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (c)	2.610%	05/15/36	1,170,000	1,148,817
LoanCore Issuer Ltd., Series 2021-CRE5, Class A (c)	1.410%	07/15/36	1,000,000	999,700
MF1 Ltd., Series 2020-FL3, Class B (1* 1MO LIBOR + 375) (a)(c)	3.914%	07/15/35	1,150,000	1,166,016
MF1 Ltd., Series 2020-FL3, Class A-S (1* 1MO LIBOR + 285) (a)(c)	3.014%	07/16/35	800,000	810,197

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 4.3% continued
Multi Family Housing Mortgage Loan, Series 2020-FL4, Class A (1* 1MO LIBOR + 170) (a)(c)	1.864%	11/15/35	$600,000	$602,368
PFP III, Series 2021-7, Class D (1* 1MO LIBOR + 240) (a)(c)	2.508%	04/14/38	749,963	748,154
PFP Ltd., Series 2019-5, Class B (1* 1MO LIBOR + 165) (a)(c)	1.757%	04/16/36	650,000	648,493
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1* 1MO LIBOR + 215) (a)(c)	2.252%	02/25/35	909,987	915,538
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class C (c)	2.000%	07/25/36	500,000	494,423
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class B (c)	2.500%	07/25/36	1,000,000	986,250
TPG Real Estate Finance, Series 2019-FL3, Class A (1* 1MO LIBOR + 115) (a)(c)	1.314%	10/15/34	482,988	482,837
				17,082,690
Credit Cards — 2.3%
Brex, Inc., Series 2021-1, Class A (c)	2.090%	07/17/24	1,000,000	1,003,432
Continental Credit Card, LLC, Series 2017-1, Class B (c)	6.410%	01/15/25	42,082	42,336
Continental Credit Card, LLC, Series 2019-1, Class A (c)	3.830%	08/15/26	1,068,621	1,085,708

68 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
Credit Cards — 2.3% continued
Continental Credit Card, LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	$300,000	$309,808
Continental Credit Card, LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	1,350,000	1,343,415
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	1,200,000	1,195,121
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	500,000	499,522
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	500,000	499,775
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/26	750,000	763,230
Genesis Private Label Amortization Trust, Series 2020-1, Class C (c)	4.190%	07/20/30	200,000	200,300
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (c)	2.240%	09/22/25	535,000	536,069
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (c)	2.990%	09/22/25	300,000	300,612
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	750,000	740,023
Mercury Financial Credit Card, Series 2021-1A, Class B (c)	2.330%	03/20/26	800,000	793,241
				9,312,592

	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment — 1.0%
Business Jet Securities, LLC, Series 2019-1, Class B (c)	5.193%	07/15/34	$360,977	$362,415
Business Jet Securities, LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	255,535	256,482
Business Jet Securities, LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	346,499	339,335
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	562,413	566,271
HPEFS Equipment Trust, Series 2021-2A, Class D (c)	1.290%	03/20/29	750,000	738,705
Octane Receivables Trust, Series 2019-1, Class A (c)	3.160%	09/20/23	18,858	18,950
Octane Receivables Trust, Series 2021-1A, Class C (c)	2.230%	11/20/28	550,000	544,650
Stellar Jay Ireland Dac, Series 2021-1, Class B (c)(e)	5.926%	03/15/28	984,840	974,476
				3,801,284
HECM — 1.1%
Brean ABS Trust, Series 2021-RM2, Class A (c)	1.750%	10/25/61	1,589,216	1,535,094
Finance of America HECM, Series 2020-HB2, Class A (c)	1.710%	07/25/30	266,939	267,283
Finance of America HECM, Series 2021-HB1, Class M3 (c)	3.640%	02/25/31	700,000	693,601
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	550,000	548,859

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 69

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
HECM — 1.1% continued
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	$1,189,310	$1,170,309
				4,215,146
Hospitality — 1.9%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (a)(c)	1.360%	07/16/35	280,000	279,820
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (c)	3.544%	03/09/44	1,300,000	1,345,099
BX Trust, Series 2018-GW, Class E (1* 1XUS0001M + 197) (a)(c)	2.080%	05/15/37	1,200,000	1,188,700
BX Trust, Series 2019-OC11, Class A (c)	3.202%	12/11/41	1,177,000	1,238,867
Champlain Housing Mortgage Trust, Series 2017-COSMO, Class B (1* 1MO LIBOR + 140) (a)(c)	1.510%	11/17/36	100,000	99,939
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class D (1* 1MO LIBOR + 225) (a)(c)	2.360%	11/15/36	100,000	99,939
Extended Stay America Trust, Series 2021-ESH, Class E (1* 1MO LIBOR + 285) (a)(c)	2.960%	07/15/38	994,825	994,823
Motel 6 Trust, Series 2021-MTL6, Class C (c)	1.610%	09/15/38	650,000	649,803
Motel 6 Trust, Series 2021-MTL6, Class D (c)	2.210%	09/15/38	500,000	499,849

	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality — 1.9% continued
Motel 6 Trust, Series 2021-MTL6, Class E (c)	2.810%	09/15/38	$1,220,000	$1,219,631
				7,616,470
Industrial — 1.0%
BX Commercial Mortgage Trust, Series 2020-FOX, Class D (1* 1MO LIBOR + 210) (a)(c)	2.210%	11/15/32	1,011,364	1,011,060
BX Trust, Series 2021-VOLT, Class D (c)	1.760%	09/15/23	1,500,000	1,486,752
Cold Storage Trust, Series 2020-ICE5, Class E (1* 1MO LIBOR + 277) (a)(c)	2.875%	11/16/37	491,495	489,620
Credit Suisse First Boston, Series 2020-UNFI, Class A (c)	4.168%	12/06/22	1,000,000	1,001,067
				3,988,499
Manufactured Housing — 0.0% (d)
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (c)	5.985%	11/25/44	100,000	103,019

Mixed-Use — 0.1%
20 Times Square Trust, Series 2018-20TS, Class B (a)(c)	3.203%	05/17/35	300,000	298,893

Multifamily — 1.7%
Freedom Mortgage Trust, Series 2016-KF17, Class B (c)	5.934%	03/25/23	561,849	560,576
Freedom Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (a)(c)	2.594%	11/25/24	330,814	329,579

70 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
Multifamily — 1.7% continued
Freedom Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (a)(c)	2.138%	10/27/25	$377,757	$375,405
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (a)(c)	2.244%	02/25/25	277,449	275,679
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (a)(c)	2.238%	01/25/28	297,604	296,776
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* 1MO LIBOR+ 190) (a)(c)	1.987%	07/25/28	427,511	421,719
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (a)(c)	2.344%	01/25/29	726,272	721,647
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (a)(c)	2.344%	08/25/29	442,285	440,166
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1* 1MO LIBOR + 170) (a)(c)	1.802%	10/15/49	509,779	507,796
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (a)(c)	2.042%	03/25/50	656,875	658,041
Multifamily Structured Credit Risk, Series 2021-MN2, Class M-1 (c)	1.850%	07/25/41	988,022	969,473

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 1.7% continued
Multifamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (a)(c)	2.050%	01/25/51	$1,078,832	$1,073,538
				6,630,395
Non Agency MBS CMO — 0.6%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3	1.600%	02/25/50	903,664	903,848
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (a)(c)	1.350%	02/26/71	775,803	776,736
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (a)(c)	1.850%	02/26/71	585,541	587,690
				2,268,274
Office — 0.6%
Drop Mortgage Trust, Series 2021-FILE, Class C (1* 1MO LIBOR + 225) (a)(c)	2.360%	04/15/26	1,500,000	1,499,099
Goldman Sachs Mortgage Securities Corp. Trust, Series 2021-ROSS, Class D (c)	2.610%	05/15/26	1,000,000	996,419
				2,495,518
Residential Transition Loan — 1.7%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	03/25/25	800,000	806,472

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 71

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
Residential Transition Loan — 1.7% continued
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	03/25/25	$500,000	$505,998
Antler Mortgage Trust, Series 2021-RTL1, Class M (c)	5.438%	05/25/25	1,750,000	1,742,864
Colony American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/26/29	1,000,000	982,985
LHFC Depositor, LLC, Series 2020-RTL1, Class A2 (c)	3.721%	10/25/24	750,000	750,193
LHOME Mortgage Trust, Series 2019-RTL2, Class A-2 (c)	4.335%	03/25/24	700,000	704,095
LHOME Mortgage Trust, Series 2021-RTL1, Class M (c)	4.458%	09/25/26	1,500,000	1,477,934
				6,970,541
Retail — 1.5%
Aventura Mall Trust, Series 2018-AVM, Class C (c)	4.249%	07/09/40	650,000	672,393
BB-UBS Trust, Series 2012-SHOW, Class A (c)	3.430%	11/05/36	335,000	346,923
BX Trust, Series 2021-VIEW, Class B (c)	1.910%	06/15/23	1,150,000	1,148,537
BX Trust, Series 2018-EXCL, Class A (1* 1MO LIBOR + 109) (a)(c)	1.198%	09/15/37	1,235,829	1,229,865
BX Trust, Series 2018-EXCL, Class B (c)	1.435%	09/15/37	205,971	200,858
BX Trust, Series 2018-EXCL, Class C (c)	2.085%	09/15/37	823,886	795,765

	Coupon	Maturity	Shares / Par Value	Fair Value
Retail — 1.5% continued
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1* 1MO LIBOR + 325) (c)	3.360%	07/15/30	$150,000	$149,275
Citigroup Commercial Mortgage, Series 2017-MDRB, Class A (1* 1MO LIBOR + 110) (a)(c)	1.210%	07/15/30	63,445	63,267
Credit Suisse First Boston, Series 2018-SITE, Class A (c)	4.284%	04/17/36	127,000	130,276
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(c)	4.941%	04/17/36	435,000	434,838
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (a)(c)	1.910%	02/15/40	386,334	384,574
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (a)(c)	2.610%	02/15/40	454,511	451,921
				6,008,492
Single Family Rental — 1.9%
American Homes 4 Rent, Series 2014-SFR2, Class E (c)	6.231%	10/17/36	300,000	322,180
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	326,269	341,527
American Homes 4 Rent, Series 2014-SFR3, Class E (c)	6.418%	12/18/36	300,000	324,535
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	113,104	118,311

72 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
Single Family Rental — 1.9% continued
Colony American Finance Ltd., Series 2020-4, Class B (c)	1.707%	12/15/52	$800,000	$777,517
Colony American Finance Ltd., Series 2020-4, Class E (c)	3.379%	12/15/52	750,000	721,159
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	999,413	985,230
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/27	530,997	544,759
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	610,079	608,627
Invitation Homes Trust, Series 2018-SFR3, Class A (1* 1MO LIBOR + 100) (a)(c)	1.109%	07/17/37	265,163	265,023
Progress Residential Trust, Series 2021-SFR1, Class B (c)	1.303%	04/17/38	850,000	816,100
Progress Residential Trust, Series 2021-SFR1, Class E (c)	2.106%	04/17/38	700,000	675,009
Star Trust, Series 2021-SFR1, Class E (1* 1MO LIBOR + 170) (a)(c)	1.809%	04/17/38	1,200,000	1,197,562
				7,697,539
Small Business — 1.5%
Credibility Asset Securitization, Series 2021-1A, Class A (c)	2.390%	04/15/26	1,000,000	997,642
Credibility Asset Securitization, Series 2021-1A, Class C (c)	3.380%	04/15/26	500,000	499,063

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 1.5% continued
FORA Financial Asset Securitization, Series 2021-1A, Class C (c)	3.850%	05/15/27	$418,000	$415,078
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime — 55) (a)(c)	2.700%	02/25/44	584,292	585,857
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(c)	4.000%	02/25/44	153,761	154,489
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime — 90) (a)(c)	2.350%	12/25/44	714,142	711,586
Newtek Small Business Loan Trust, Series 2019-01, Class B (1* Prime + 25) (a)(c)	3.500%	12/25/44	242,808	242,518
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (c)	2.280%	05/17/27	750,000	745,575
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (c)	2.970%	05/17/27	650,000	646,160
SFS Asset Securitization, LLC, Series 2019-1, Class B (c)	5.023%	06/10/25	150,000	149,401
Small Business Lending Trust, Series 2020-A, Class B (c)	3.200%	12/15/26	746,000	748,434
				5,895,803
Student Loan — 1.4%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	84,432	88,343

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 73

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
Student Loan — 1.4% continued
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	$77,630	$80,240
College Ave Student Loans, Series 2019-A, Class A1 (1* 1MO LIBOR + 140) (a)(c)	1.502%	12/28/48	125,743	128,357
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	216,467	223,406
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	675,000	669,967
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	500,000	500,774
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	29,266	29,639
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	105,072	105,941
Prodigy Finance, Series 2021-1A, Class A (c)	1.352%	07/25/51	596,021	595,880
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	209,495
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	150,000	154,711
Social Professional Loan Program, Series 2017-E, Class A-2B (c)	2.720%	11/26/40	64,149	64,814
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	722,186

	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan — 1.4% continued
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	$200,000	$204,397
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	430,941
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	515,046
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	730,000	736,321
				5,460,458
Unsecured Consumer — 5.3%
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	800,000	792,398
Freedom Financial, Series 2020-FP1, Class B (c)	3.060%	03/18/27	501,435	504,141
Freedom Financial, Series 2021-1CP, Class C (c)	2.830%	03/20/28	425,000	425,512
Freedom Mortgage Trust, Series 2020-2CP, Class C (c)	6.000%	06/18/27	1,484,000	1,531,081
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	583,003
Lendmark Funding Trust, Series 21-1A, Class C (c)	3.410%	11/20/31	750,000	762,182
Liberty Lending Services, Series 2021-1A, Class A (c)	1.070%	05/15/29	842,866	838,429
Liberty Lending Services, Series 2021-1A, Class B (c)	2.170%	05/15/29	1,250,000	1,232,304

74 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
Unsecured Consumer — 5.3% continued
LL ABS Trust, Series 2020-1, Class A (c)	2.330%	07/15/22	$130,808	$131,224
LL ABS Trust, Series 2020-1, Class B (c)	3.790%	03/15/23	1,500,000	1,521,256
LL ABS Trust, Series 2019-1, Class B (c)	3.520%	03/15/27	37,949	38,034
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	1,011,473
Oportun Funding XIII, LLC, Series 2019-13, Class B (c)	3.870%	08/08/25	500,000	505,381
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	1,500,000	1,510,599
Oportun Funding, LLC, Series 2020-1, Class B (c)	3.450%	05/15/24	800,000	807,625
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	750,000	745,227
Oportun Funding, LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	650,000	650,617
Prosper Marketplace Issuance Trust, Series 2019-4, Class B (c)	3.200%	02/17/26	54,038	54,134
Regional Management Issuance Trust, Series 2019-1, Class C (c)	4.110%	11/15/28	200,000	200,785
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	250,000	251,703
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	625,000	621,511

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 5.3% continued
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	$650,000	$638,135
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	95,511	96,302
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	40,188	40,497
Upstart Pass-Through Trust, Series 2020-ST6, Class A (c)	3.000%	01/20/27	424,797	426,446
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	1,237,561	1,226,719
Upstart Pass-Through Trust, Series 2020-ST1, Class A (c)	3.750%	02/20/28	106,273	107,826
Upstart Pass-Through Trust, Series 2020-ST2, Class A (c)	3.500%	03/20/28	167,024	169,189
Upstart Pass-Through Trust, Series 2020-ST3, Class A (c)	3.350%	04/20/28	86,887	87,914
Upstart Pass-Through Trust, Series 2021-1A, Class C (c)	1.750%	10/20/29	656,249	650,529
Upstart Securitization Trust, Series 2021-ST1, Class A (c)	2.750%	02/20/27	686,997	689,971
Upstart Securitization Trust, Series 2021-ST2, Class A (c)	2.500%	04/20/27	912,943	915,699
Upstart Securitization Trust, Series 2019-3, Class B (c)	3.829%	01/21/30	496,948	500,706

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 75

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.2% continued
Unsecured Consumer — 5.3% continued
Upstart Securitization Trust, Series 2021-2, Class B (c)	1.750%	06/20/31	$1,000,000	$991,688
				21,260,240

Total Securitized
(Cost $245,611,500)				$244,411,639

Treasury — 19.6%
U.S. Treasury Notes (b)	0.375%	09/15/24	300,000	295,758
U.S. Treasury STRIPS	0.000%	02/15/25	300,000	290,741
U.S. Treasury Notes	1.625%	02/15/26	3,000,000	3,051,562
U.S. Treasury STRIPS	0.000%	05/15/28	1,000,000	911,278
U.S. Treasury Notes (b)	2.875%	08/15/28	5,500,000	6,006,602
U.S. Treasury Notes (b)	1.250%	09/30/28	400,000	395,297
U.S. Treasury STRIPS (b)	0.000%	05/15/29	2,000,000	1,785,720
U.S. Treasury Notes	0.625%	08/15/30	4,563,900	4,256,193
U.S. Treasury Notes	0.875%	11/15/30	3,700,000	3,517,746
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,699,693
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,651,634
U.S. Treasury STRIPS	0.000%	05/15/33	600,000	492,522
U.S. Treasury STRIPS	0.000%	08/15/34	4,000,000	3,185,041
U.S. Treasury STRIPS	0.000%	05/15/35	3,000,000	2,349,841
U.S. Treasury STRIPS	0.000%	02/15/36	6,000,000	4,602,880
U.S. Treasury STRIPS	0.000%	02/15/37	5,500,000	4,120,919
U.S. Treasury STRIPS	0.000%	02/15/38	6,000,000	4,393,110
U.S. Treasury STRIPS	0.000%	11/15/38	6,000,000	4,301,394
U.S. Treasury Bonds	3.500%	02/15/39	235,000	294,815
U.S. Treasury Bonds	1.125%	08/15/40	5,000,000	4,365,625
U.S. Treasury Bonds	1.375%	11/15/40	5,000,000	4,556,641

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 19.6% continued
U.S. Treasury STRIPS	0.000%	08/15/41	$1,000,000	$662,852
U.S. Treasury Bonds	2.750%	11/15/42	600,000	683,812
U.S. Treasury Bonds	3.750%	11/15/43	1,500,000	1,983,691
U.S. Treasury Bonds	2.250%	08/15/46	1,780,000	1,882,072
U.S. Treasury Bonds	3.000%	02/15/48	3,000,000	3,661,641
U.S. Treasury Bonds (b)	2.000%	02/15/50	4,500,000	4,570,840
U.S. Treasury Bonds	1.250%	05/15/50	10,000,000	8,491,797
Total Treasury
(Cost $79,755,774)				$78,461,717

Registered Investment Companies — 6.3%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.04% (f)	5,601,970	5,602,530
State Street Navigator Securities Lending Portfolio I, 0.15% (f)(g)	19,357,714	19,357,714
Total Registered Investment Companies
(Cost $24,960,244)		$24,960,244

Total Investment Securities — 104.6%
(Cost $419,766,023)		$417,757,028

Liabilities in Excess of Other Assets — (4.6)%		(18,331,621)

Net Assets — 100.0%		$399,425,407

(a)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2021. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $18,890,580.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of December 31, 2021 was $157,906,046, representing 39.5% of net assets.

(d)	Percentage rounds to less than 0.1%.

76 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2021

(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of December 31, 2021 was $2,096,189, representing 0.5% of net assets.
(f)	The rate shown is the 7-day effective yield as of December 31, 2021.
(g)	This security was purchased using cash collateral held from securities on loan.

BV — Besloten Vennootschap

IO — Interest Only

LIBOR — London Interbank Offered Rate

NA — National Association

NV — Naamloze Vennootschap

plc — Public Limited Company

PO — Principal Only

REIT — Real Estate Investment Trust

SA — Societe Anonyme

SOFR — Secured Overnight Financing Rate.

UA — Uitgesloten Aansprakelijkheid

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 77

Diamond Hill Funds
Tabular Presentation of Schedules of Investments
December 31, 2021 (Unaudited)

Diamond Hill Small Cap Fund
Sector Allocation	% of Net Assets
Financials	28.7%
Consumer Discretionary	18.4%
Industrials	16.9%
Consumer Staples	10.4%
Materials	5.8%
Real Estate	4.9%
Information Technology	4.5%
Energy	3.0%
Communication Services	2.6%
Utilities	2.2%
Health Care	1.7%
Registered Investment Companies	7.2%
Other
Net Other Assets (Liabilities)	-6.3%
100.0%

Russell 2000 Index Sector Allocation	% of Index
Financials	15.9%
Consumer Discretionary	11.4%
Industrials	15.1%
Consumer Staples	3.4%
Materials	3.8%
Real Estate	7.5%
Information Technology	14.5%
Energy	4.4%
Communication Services	3.1%
Utilities	2.7%
Health Care	18.2%
100.0%

Diamond Hill Small-Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	27.0%
Industrials	21.4%
Consumer Discretionary	17.8%
Consumer Staples	8.4%
Real Estate	7.8%
Utilities	4.0%
Information Technology	3.2%
Energy	2.4%
Materials	2.0%
Communication Services	1.4%
Health Care	1.1%
Registered Investment Companies	8.1%
Other
Net Other Assets (Liabilities)	-4.6%
100.0%

Russell 2500 Index Sector Allocation	% of Index
Financials	14.6%
Industrials	16.4%
Consumer Discretionary	12.0%
Consumer Staples	3.1%
Real Estate	8.7%
Utilities	2.6%
Information Technology	16.8%
Energy	3.8%
Materials	5.5%
Communication Services	2.6%
Health Care	13.9%
100.0%

78 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2021 (Unaudited)

Diamond Hill Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	27.4%
Consumer Discretionary	16.8%
Industrials	16.5%
Real Estate	8.5%
Consumer Staples	7.9%
Information Technology	5.3%
Materials	4.9%
Utilities	3.8%
Energy	1.8%
Health Care	1.6%
Communication Services	1.4%
Registered Investment Companies	4.7%
Other
Net Other Assets (Liabilities)	-0.6%
100.0%

Russell Midcap Index Sector Allocation	% of Index
Financials	12.3%
Consumer Discretionary	12.3%
Industrials	15.3%
Real Estate	8.4%
Consumer Staples	3.4%
Information Technology	19.4%
Materials	5.5%
Utilities	4.7%
Energy	3.8%
Health Care	11.2%
Communication Services	3.7%
100.0%

Diamond Hill Large Cap Fund
Sector Allocation	% of Net Assets
Financials	22.7%
Health Care	13.7%
Consumer Discretionary	13.2%
Consumer Staples	10.1%
Communication Services	9.8%
Information Technology	8.7%
Industrials	7.7%
Materials	5.4%
Real Estate	3.8%
Energy	2.6%
Utilities	1.2%
Registered Investment Companies	1.4%
Other
Net Other Assets (Liabilities)	-0.3%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	11.0%
Health Care	13.1%
Consumer Discretionary	12.4%
Consumer Staples	5.6%
Communication Services	9.6%
Information Technology	29.2%
Industrials	8.5%
Materials	2.3%
Real Estate	3.4%
Energy	2.6%
Utilities	2.3%
100.0%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 79

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2021 (Unaudited)

Diamond Hill Large Cap Concentrated Fund
Sector Allocation	% of Net Assets
Financials	28.2%
Health Care	15.1%
Consumer Discretionary	13.1%
Consumer Staples	10.1%
Communication Services	9.8%
Information Technology	7.8%
Energy	5.0%
Materials	4.3%
Industrials	3.8%
Registered Investment Companies	2.8%
Other
Net Other Assets (Liabilities)	0.0%*
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	11.0%
Health Care	13.1%
Consumer Discretionary	12.4%
Consumer Staples	5.6%
Communication Services	9.6%
Information Technology	29.2%
Energy	2.6%
Materials	2.3%
Industrials	8.5%
Real Estate	3.4%
Utilities	2.3%
100.0%

*	Percentage rounds to less than 0.1%.

Diamond Hill All Cap Select Fund
Sector Allocation	% of Net Assets
Financials	30.4%
Industrials	20.5%
Consumer Discretionary	13.6%
Consumer Staples	8.2%
Communication Services	7.8%
Health Care	7.5%
Materials	3.9%
Information Technology	3.0%
Utilities	2.0%
Registered Investment Companies	3.1%
Other
Net Other Assets (Liabilities)	-0.0%*
100.0%

Russell 3000 Index Sector Allocation	% of Index
Financials	11.3%
Industrials	8.9%
Consumer Discretionary	12.4%
Consumer Staples	5.4%
Communication Services	9.2%
Health Care	13.4%
Materials	2.4%
Information Technology	28.3%
Utilities	2.4%
Real Estate	3.6%
Energy	2.7%
100.0%

*	Percentage rounds to less than 0.1%.

80 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2021 (Unaudited)

Diamond Hill Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	23.9%
Communication Services	13.3%
Health Care	13.1%
Information Technology	11.9%
Industrials	9.6%
Consumer Discretionary	7.5%
Consumer Staples	4.4%
Energy	3.4%
Materials	2.0%
Utilities	1.3%
Registered Investment Companies	26.4%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	-6.4%
Information Technology	-5.7%
Industrials	-5.3%
Financials	-3.7%
Consumer Staples	-3.4%
Health Care	-2.8%
Communication Services	-1.5%
Utilities	-1.5%
Materials	-0.5%
Other
Segregated Cash With Custodian	31.1%
Net Other Assets (Liabilities)	-17.1%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	11.0%
Communication Services	9.6%
Health Care	13.1%
Information Technology	29.2%
Industrials	8.5%
Consumer Discretionary	12.4%
Consumer Staples	5.6%
Energy	2.6%
Materials	2.3%
Utilities	2.3%
Real Estate	3.4%
100.0%

Diamond Hill International Fund
Sector Allocation	% of Net Assets
Communication Services	21.9%
Consumer Staples	14.9%
Financials	14.0%
Health Care	13.3%
Consumer Discretionary	11.0%
Information Technology	10.8%
Industrials	6.0%
Materials	2.9%
Registered Investment Companies	5.8%
Other
Net Other Assets (Liabilities)	-0.6%
100.0%

Morningstar Global Markets ex-U.S. Index Sector Allocation	% of Index
Communication Services	5.8%
Consumer Staples	8.1%
Financials	18.1%
Health Care	9.0%
Consumer Discretionary	12.2%
Information Technology	12.9%
Industrials	14.1%
Materials	8.6%
Energy	4.5%
Real Estate	3.6%
Utilities	3.1%
100.0%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 81

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2021 (Unaudited)

Diamond Hill Short Duration Securitized Bond Fund
Sector Allocation	% of Net Assets
Securitized	85.1%
Corporate Credit	5.8%
Treasury	5.0%
Registered Investment Companies	6.4%
Other
Net Other Assets (Liabilities)	-2.3%
100.0%

Bloomberg U.S. 1-3 Yr. Gov./ Credit Index Sector Allocation	% of Index
Treasury	68.3%
Corporate Credit	22.1%
Non-Corporate Credit	6.3%
Agency	3.3%
100.0%

Diamond Hill Core Bond Fund
Sector Allocation	% of Net Assets
Securitized	61.2%
Treasury	19.6%
Corporate Credit	17.3%
Government Related	0.2%
Registered Investment Companies	6.3%
Other
Net Other Assets (Liabilities)	-4.6%
100.0%

Bloomberg U.S. Aggregate Bond Index Sector Allocation	% of Index
Treasury	38.9%
Agency RMBS/CMBS	28.3%
Corporate Credit	25.8%
Non-Corporate Credit	4.2%
Agency	1.4%
Non-Agency RMBS/CMBS	1.1%
Asset-Backed Securities	0.3%
100.0%

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DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 83

Diamond Hill Funds
Statements of Assets & Liabilities
December 31, 2021

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Assets
Investment in unaffiliated securities, at cost	$331,593,241	$1,552,834,830	$177,728,112
Investment in affiliated securities, at cost	—	27,251,924	1,668,100
Investment in unaffiliated securities, at fair value*	$604,067,753	$2,356,500,909	$286,552,383
Investment affiliated securities, at fair value	—	27,403,556	1,673,091
Cash	—	—	—
Cash denominated in foreign currency (Cost $—,$—, $—, $—, $—, $—, $—, $5,765, $—, and $—)	—	—	—
Cash deposits with custodian for securities sold short	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares issued	355,225	447,572	113,746
Receivable for dividends and interest	326,789	1,759,825	226,437
Tax reclaims receivable	—	—	—
Total Assets	604,749,767	2,386,111,862	288,565,657

Liabilities
Investments sold short, at fair value (proceeds $—, $—, $—, $—, $—, $—, $535,760,111, $—, $—, and $—)	—	—	—
Payable for securities purchased	55,265	750,296	—
Payable for fund shares redeemed	259,971	5,682,539	346,419
Payable for dividend expense on securities sold short	—	—	—
Payable for return of collateral received for securities on loan	35,407,806	99,592,542	1,589,392
Payable to Investment Adviser	382,416	1,409,434	141,403
Payable to Administrator	80,143	227,322	38,950
Accrued distribution and service fees	26,027	43,283	6,823
Other accrued expenses	2,600	300	300
Total Liabilities	36,214,228	107,705,716	2,123,287

Net Assets	$568,535,539	$2,278,406,146	$286,442,370

Components of Net Assets
Paid-in capital	$287,592,163	$1,475,597,067	$191,660,372
Distributable earnings (accumulated deficit)	280,943,376	802,809,079	94,781,998
Net Assets	$568,535,539	$2,278,406,146	$286,442,370
Net Assets
Investor Shares	$123,975,075	$208,109,707	$33,006,480
Class I Shares	$391,856,062	$1,059,286,799	$229,696,488
Class Y Shares	$52,704,402	$1,011,009,640	$23,739,402
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Investor Shares	3,569,988	7,416,970	1,772,851
Class I Shares	11,057,164	37,325,873	12,292,202
Class Y Shares	1,484,868	35,533,459	1,266,507
Net Asset Value, offering and redemption price per share:
Investor Shares	$34.73	$28.06	$18.62
Class I Shares	$35.44	$28.38	$18.69
Class Y Shares	$35.49	$28.45	$18.74
* Includes value of securities on loan	$36,498,982	$108,883,641	$1,559,733

See accompanying Notes to Financial Statements.

84 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Large Cap Fund	Large Cap Concentrated Fund	All Cap Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund

$8,575,797,354	$15,617,199	$248,572,889	$1,522,392,797	$52,957,124	$1,527,495,918	$419,766,023
—	—	—	30,570,893	—	—	—
$12,401,028,559	$17,946,590	$383,504,803	$2,302,663,682	$55,899,654	$1,533,865,442	417,757,028
—	—	—	30,812,092	—	—	—
1,761,884	3,151	—	1,611	—	19,400	2,587
—	—	—	—	5,809	—	—
—	—	—	621,577,793	—	—	—
387,974	—	—	18,038,210	—	—	—
8,034,819	—	4,780,732	3,068,524	—	3,417,013	192,289
7,870,728	11,094	164,852	677,903	63,216	2,465,470	1,253,026
—	—	—	—	12,417	—	—
12,419,083,964	17,960,835	388,450,387	2,976,839,815	55,981,096	1,539,767,325	419,204,930

—	—	—	614,950,582	—	—	—
—	—	4,715,043	—	—	—	—
16,289,648	6,805	74,070	8,116,675	—	5,136,674	264,397
—	—	—	474,452	—	—	—
35,782,250	—	665	353,432,836	359,632	35,236,950	19,357,714
5,156,962	7,009	214,944	1,543,503	28,434	463,270	102,410
1,465,717	903	41,195	295,238	2,890	211,484	52,365
206,509	7	5,437	35,660	88	8,590	2,112
300	300	300	3,800	1,950	300	525
58,901,386	15,024	5,051,654	978,852,746	392,994	41,057,268	19,779,523

$12,360,182,578	$17,945,811	$383,398,733	$1,997,987,069	$55,588,102	$1,498,710,057	$399,425,407

$8,432,647,848	$15,754,405	$247,052,065	$1,262,299,858	$52,774,852	$1,492,494,379	$402,031,485
3,927,534,730	2,191,406	136,346,668	735,687,211	2,813,250	6,215,678	(2,606,078)
$12,360,182,578	$17,945,811	$383,398,733	$1,997,987,069	$55,588,102	$1,498,710,057	$399,425,407

$986,598,293	$32,596	$31,064,294	$168,464,590	$449,354	$40,035,069	$10,090,947
$8,168,470,399	$2,014,897	$232,051,317	$1,792,279,517	$9,010,079	$1,313,888,107	$330,666,116
$3,205,113,886	$15,898,318	$120,283,122	$37,242,962	$46,128,669	$144,786,881	$58,668,344

27,794,290	2,738	1,448,737	6,068,794	26,813	3,965,474	970,283
228,866,733	169,064	10,681,148	62,502,221	536,658	130,142,926	31,837,920
89,721,716	1,333,443	5,513,572	1,291,085	2,744,976	14,327,533	5,644,999

$35.50	$11.90	$21.44	$27.76	$16.76	$10.10	$10.40
$35.69	$11.92	$21.73	$28.68	$16.79	$10.10	$10.39
$35.72	$11.92	$21.82	$28.85	$16.80	$10.11	$10.39
$141,089,479	$—	$660	$345,170,733	$416,820	$34,452,998	$18,890,580

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 85

Diamond Hill Funds
Statements of Operations
For the Year ended December 31, 2021(a)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Large Cap Concentrated Fund
Investment Income
Dividends	$8,539,101	$29,503,585	$3,759,428	$181,560,011	$175,942
Income distributions from affiliated investments	—	731,783	44,678	—	—
Securities lending income	37,031	114,636	996	175,083	121
Foreign taxes withheld	—	—	(5,065)	(9,835)	—
Total Investment Income	8,576,132	30,350,004	3,800,037	181,725,259	176,063

Expenses
Investment advisory fees	4,644,791	16,442,113	1,670,944	55,444,574	56,441
Administration fees	972,249	2,625,242	455,788	15,799,800	6,850
Distribution and service fees — Investor	331,483	495,450	82,318	2,357,463	43
Distribution and service fees — Class C	10,258	21,199	—	97,926	—
Other fees	4,454	4,698	1,683	19,501	1,019
Total Expenses	5,963,235	19,588,702	2,210,733	73,719,264	64,353
Advisory fees waived by Adviser	—	(94,675)	(5,780)	—	—
Net Expenses	5,963,235	19,494,027	2,204,953	73,719,264	64,353

Net Investment Income	2,612,897	10,855,977	1,595,084	108,005,995	111,710

Realized and Unrealized Gains on Investments
Net realized gains on investment transactions	103,273,892	136,375,252	15,385,784	882,568,677	9,882
Net realized gains from in-kind redemptions	—	—	—	33,460,273	—
Long-term capital gain distributions from investments in affiliates	—	6,219	380	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	56,290,235	435,657,381	57,930,518	1,425,650,740	2,329,391
Net change in unrealized appreciation (depreciation) on affiliated investments	—	22,235	1,358	—	—
Net Realized and Unrealized Gains on Investments	159,564,127	572,061,087	73,318,040	2,341,679,690	2,339,273

Change in Net Assets from Operations	$162,177,024	$582,917,064	$74,913,124	$2,449,685,685	$2,450,983

(a)	Except for the Diamond Hill Large Cap Concentrated Fund, which represents the period from the commencement of operations (February 26, 2021) through December 31, 2021.

See accompanying Notes to Financial Statements.

86 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the Year ended December 31, 2021

	All Cap Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund
Investment Income
Dividends	$5,225,367	$31,058,078	$502,584	$113,398	$4,765
Non-cash dividend income	—	—	467,469	—	—
Income distributions from affiliated investments	—	894,741	—	—	—
Securities lending income	1,279	141,591	36,499	10,706	30,189
Foreign taxes withheld	—	—	(114,126)	—	—
Interest	—	—	—	41,234,519	9,887,871
Total Investment Income	5,226,646	32,094,410	892,426	41,358,623	9,922,825

Expenses
Investment advisory fees	2,518,553	18,546,616	168,772	4,769,728	1,164,025
Administration fees	449,750	3,498,289	19,439	2,136,569	595,293
Distribution and service fees — Investor	44,170	437,687	988	109,758	63,481
Distribution and service fees — Class C	4,661	33,746	—	—	—
Other fees	2,302	7,774	6,318	3,260	2,029
Brokerage expense on securities sold short	—	2,070,741	—	—	—
Dividend expense	—	9,776,978	—	—	—
Total Expenses	3,019,436	34,371,831	195,517	7,019,315	1,824,828
Advisory fees waived by Adviser	—	(115,380)	—	—	—
Net Expenses	3,019,436	34,256,451	195,517	7,019,315	1,824,828

Net Investment Income (Loss)	2,207,210	(2,162,041)	696,909	34,339,308	8,097,997

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	57,418,119	377,191,589	1,614,077	8,213,378	144,588
Net realized losses on closed short positions	—	(102,806,374)	—	—	—
Net realized gains on sales from affiliated investments	—	62,759	—	—	—
Long-term capital gain distributions from investments in affiliates	—	6,992	—	—	—
Net realized gains on foreign currency transactions	—	51	473	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	42,373,052	86,244,282	234,999	(9,622,308)	(11,721,241)
Net changes in unrealized appreciation (depreciation) on affiliated investments	—	10,722	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	99,791,171	360,710,021	1,849,549	(1,408,930)	(11,576,653)

Change in Net Assets from Operations	$101,998,381	$358,547,980	$2,546,458	$32,930,378	$(3,478,656)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 87

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020
From Operations
Net investment income	$2,612,897	$1,386,988	$10,855,977	$9,330,097
Net realized gains on investment transactions	103,273,892	27,434,258	136,375,252	20,356,175
Net realized losses on sales from affiliated investments	—	—	—	(9,028)
Long-term capital gain distributions from investments in affiliates	—	—	6,219	—
Net change in unrealized appreciation (depreciation) on investments	56,290,235	(59,087,783)	435,679,616	(113,906,866)
Change in Net Assets from Operations	162,177,024	(30,266,537)	582,917,064	(84,229,622)

Distributions to Shareholders
Investor	(19,007,456)	(375,118)	(11,043,927)	(794,357)
Class C	—	—	—	(7,160)
Class I	(60,282,089)	(2,149,700)	(58,954,716)	(6,470,466)
Class Y	(8,053,914)	(400,788)	(56,549,238)	(7,445,410)
Change in Net Assets from Distributions to Shareholders	(87,343,459)	(2,925,606)	(126,547,881)	(14,717,393)
Change in Net Assets from Capital Transactions	(37,671,773)	(188,317,587)	(133,242,999)	(382,235,477)

Total Change in Net Assets	37,161,792	(221,509,730)	323,126,184	(481,182,492)

Net Assets:
Beginning of year	531,373,747	752,883,477	1,955,279,962	2,436,462,454
End of year	$568,535,539	$531,373,747	$2,278,406,146	$1,955,279,962

See accompanying Notes to Financial Statements.

88 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020
Capital Transactions
Investor
Proceeds from shares sold	$16,798,404	$23,733,959	$27,390,076	$24,448,991
Reinvested distributions	16,131,838	314,746	10,859,344	783,648
Payments for shares redeemed	(51,349,042)	(63,068,608)	(47,716,185)	(44,318,189)
Exchanged from Class C	7,261,878	—	14,702,216	—
Change in Net Assets from Investor Share Transactions	(11,156,922)	(39,019,903)	5,235,451	(19,085,550)
Class C
Proceeds from shares sold	—	611,220	—	649,284
Reinvested distributions	—	—	—	6,509
Payments for shares redeemed	(540,169)	(5,650,487)	(1,856,889)	(7,579,456)
Exchanged for Investor Shares	(7,261,878)	—	(14,702,216)	—
Change in Net Assets from Class C Share Transactions	(7,802,047)	(5,039,267)	(16,559,105)	(6,923,663)
Class I
Proceeds from shares sold	44,143,747	103,453,931	157,380,132	274,659,187
Reinvested distributions	55,432,012	1,994,067	47,435,035	4,986,493
Payments for shares redeemed	(106,129,791)	(205,621,642)	(242,286,208)	(434,226,524)
Change in Net Assets from Class I Share Transactions	(6,554,032)	(100,173,644)	(37,471,041)	(154,580,844)
Class Y
Proceeds from shares sold	10,556,918	13,656,080	144,991,118	132,544,137
Reinvested distributions	8,053,857	400,779	54,959,250	6,965,221
Payments for shares redeemed	(30,769,547)	(58,141,632)	(284,398,672)	(341,154,778)
Change in Net Assets from Class Y Share Transactions	(12,158,772)	(44,084,773)	(84,448,304)	(201,645,420)
Change in Net Assets from Capital Transactions	$(37,671,773)	$(188,317,587)	$(133,242,999)	$(382,235,477)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 89

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020
Share Transactions:
Investor
Issued	459,761	1,333,737	1,073,586	1,410,527
Reinvested	480,612	296,221	399,947	34,702
Redeemed	(1,378,049)	(4,136,880)	(1,811,009)	(2,426,981)
Exchanged from Class C	212,296	—	587,472	—
Change in Shares Outstanding	(225,380)	(2,506,922)	249,996	(981,752)
Class C
Issued	—	6,934	—	38,307
Reinvested	—	33,444	—	329
Redeemed	(19,676)	(594,042)	(86,902)	(450,222)
Exchanged for Investor Shares	(253,200)	—	(653,293)	—
Change in Shares Outstanding	(272,876)	(553,664)	(740,195)	(411,586)
Class I
Issued	1,193,318	3,294,020	5,700,906	15,498,884
Reinvested	1,612,614	943,203	1,720,884	218,333
Redeemed	(2,875,623)	(12,106,669)	(8,866,009)	(24,395,824)
Change in Shares Outstanding	(69,691)	(7,869,446)	(1,444,219)	(8,678,607)
Class Y
Issued	283,071	665,331	5,242,139	7,249,838
Reinvested	233,583	225,846	1,985,682	304,225
Redeemed	(821,559)	(2,849,504)	(10,342,236)	(19,138,809)
Change in Shares Outstanding	(304,905)	(1,958,327)	(3,114,415)	(11,584,746)
Change in Total Shares Outstanding	(872,852)	(12,888,359)	(5,048,833)	(21,656,691)

See accompanying Notes to Financial Statements.

90 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020
From Operations
Net investment income	$1,595,084	$1,523,789	$108,005,995	$86,692,884
Net realized gains (losses) on investment transactions	15,385,784	(28,759,549)	916,028,950	294,727,927
Net realized losses on sales from affiliated investments	—	(75,396)	—	—
Long-term capital gain distributions from investments in affiliates	380	—	—	—
Net change in unrealized appreciation (depreciation) on investments	57,931,876	23,469,866	1,425,650,740	365,974,269
Change in Net Assets from Operations	74,913,124	(3,841,290)	2,449,685,685	747,395,080

Distributions to Shareholders
Investor	(97,307)	(175,191)	(68,232,864)	(22,298,991)
Class C	—	—	—	(1,861,129)
Class I	(1,346,510)	(1,482,682)	(584,144,558)	(174,347,503)
Class Y	(164,161)	(213,621)	(231,667,679)	(80,994,298)
Change in Net Assets from Distributions to Shareholders	(1,607,978)	(1,871,494)	(884,045,101)	(279,501,921)
Change in Net Assets from Capital Transactions	(37,642,983)	26,506,292	2,482,776,230	1,071,050,896

Total Change in Net Assets	35,662,163	20,793,508	4,048,416,814	1,538,944,055

Net Assets:
Beginning of year	250,780,207	229,986,699	8,311,765,764	6,772,821,709
End of year	$286,442,370	$250,780,207	$12,360,182,578	$8,311,765,764

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 91

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020
Capital Transactions
Investor
Proceeds from shares sold	$7,872,408	$13,431,553	$158,402,643	$149,464,843
Reinvested distributions	77,675	164,900	64,318,096	21,250,713
Payments for shares redeemed	(17,037,657)	(13,070,139)	(207,723,899)	(690,852,940)
Exchanged from Class C	—	—	68,882,202	—
Change in Net Assets from Investor Share Transactions	(9,087,574)	526,314	83,879,042	(520,137,384)
Class C
Proceeds from shares sold	—	—	12	6,876,257
Reinvested distributions	—	—	—	1,704,162
Payments for shares redeemed	—	—	(2,762,175)	(24,373,041)
Exchanged for Investor Shares	—	—	(68,882,202)	—
Change in Net Assets from Class C Share Transactions	—	—	(71,644,365)	(15,792,622)
Class I
Proceeds from shares sold	37,780,057	150,185,900	3,092,916,270	2,084,600,703
Reinvested distributions	1,261,010	1,419,804	466,886,033	131,982,936
Payments for shares redeemed	(61,338,468)	(127,460,056)	(1,542,375,603)	(1,275,039,176)
Change in Net Assets from Class I Share Transactions	(22,297,401)	24,145,648	2,017,426,700	941,544,463
Class Y
Proceeds from shares sold	3,872,775	10,272,471	833,695,875	975,327,302
Reinvested distributions	121,588	177,984	213,178,870	73,568,411
Payments for shares redeemed	(10,252,371)	(8,616,125)	(593,759,892)	(383,459,274)
Change in Net Assets from Class Y Share Transactions	(6,258,008)	1,834,330	453,114,853	665,436,439
Change in Net Assets from Capital Transactions	$(37,642,983)	$26,506,292	$2,482,776,230	$1,071,050,896

See accompanying Notes to Financial Statements.

92 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020
Share Transactions:
Investor
Issued	469,070	1,216,594	4,652,274	5,690,207
Reinvested	4,181	11,690	1,848,010	711,742
Redeemed	(1,025,969)	(1,087,987)	(5,949,368)	(24,420,335)
Exchanged from Class C	—	—	2,174,100	—
Change in Shares Outstanding	(552,718)	140,297	2,725,016	(18,018,386)
Class C
Issued	—	—	1	272,394
Reinvested	—	—	—	61,118
Redeemed	—	—	(95,010)	(1,003,488)
Exchanged for Investor Shares	—	—	(2,315,245)	—
Change in Shares Outstanding	—	—	(2,410,254)	(669,976)
Class I
Issued	2,260,946	12,972,552	91,420,467	79,573,495
Reinvested	67,615	99,970	13,298,023	4,378,428
Redeemed	(3,608,920)	(11,587,276)	(44,007,228)	(49,291,182)
Change in Shares Outstanding	(1,280,359)	1,485,246	60,711,262	34,660,741
Class Y
Issued	241,628	867,672	24,114,211	34,446,877
Reinvested	6,499	12,497	6,060,803	2,436,886
Redeemed	(600,204)	(649,898)	(16,938,901)	(14,332,012)
Change in Shares Outstanding	(352,077)	230,271	13,236,113	22,551,751
Change in Total Shares Outstanding	(2,185,154)	1,855,814	74,262,137	38,524,130

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 93

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund	All Cap Select Fund
	For the period ended December 31, 2021(A)	For the year ended December 31, 2021	For the year ended December 31, 2020
From Operations
Net investment income	$111,710	$2,207,210	$1,678,985
Net realized gains on investment transactions	9,882	57,418,119	2,068,554
Net change in unrealized appreciation (depreciation) on investments	2,329,391	42,373,052	47,293,692
Change in Net Assets from Operations	2,450,983	101,998,381	51,041,231

Distributions to Shareholders
Investor	(408)	(3,236,869)	(28,543)
Class C	—	—	—
Class I	(28,081)	(27,370,311)	(889,515)
Class Y	(231,281)	(14,578,750)	(872,601)
Change in Net Assets from Distributions to Shareholders	(259,770)	(45,185,930)	(1,790,659)
Change in Net Assets from Capital Transactions	15,754,598	628,866	4,357,128

Total Change in Net Assets	17,945,811	57,441,317	53,607,700

Net Assets:
Beginning of period	—	325,957,416	272,349,716
End of period	$17,945,811	$383,398,733	$325,957,416

(A)	Fund commenced operations on February 26, 2021.

See accompanying Notes to Financial Statements.

94 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund	All Cap Select Fund
	For the period ended December 31, 2021(A)	For the year ended December 31, 2021	For the year ended December 31, 2020
Capital Transactions
Investor
Proceeds from shares sold	$28,929	$17,763,304	$887,231
Reinvested distributions	408	3,072,437	26,209
Payments for shares redeemed	(18)	(4,410,555)	(2,697,607)
Exchanged from Class C	—	3,270,942	—
Change in Net Assets from Investor Share Transactions	29,319	19,696,128	(1,784,167)
Class C
Proceeds from shares sold	—	—	110,353
Payments for shares redeemed	—	(239,006)	(1,843,071)
Exchanged for Investor Shares	—	(3,270,942)	—
Change in Net Assets from Class C Share Transactions	—	(3,509,948)	(1,732,718)
Class I
Proceeds from shares sold	1,829,726	70,913,609	38,513,095
Reinvested distributions	28,081	26,990,592	874,867
Payments for shares redeemed	(49)	(64,762,971)	(46,712,143)
Change in Net Assets from Class I Share Transactions	1,857,758	33,141,230	(7,324,181)
Class Y
Proceeds from shares sold	13,649,517	10,456,599	30,166,804
Reinvested distributions	231,281	14,399,140	832,932
Payments for shares redeemed	(13,277)	(73,554,283)	(15,801,542)
Change in Net Assets from Class Y Share Transactions	13,867,521	(48,698,544)	15,198,194
Change in Net Assets from Capital Transactions	$15,754,598	$628,866	$4,357,128

(A)	Fund commenced operations on February 26, 2021.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 95

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund	All Cap Select Fund
	For the period ended December 31, 2021(A)	For the year ended December 31, 2021	For the year ended December 31, 2020
Share Transactions:
Investor
Issued	2,705	783,981	62,432
Reinvested	35	147,635	1,429
Redeemed	(2)	(200,218)	(193,208)
Exchanged from Class C	—	163,425	—
Change in Shares Outstanding	2,738	894,823	(129,347)
Class C
Issued	—	—	8,726
Redeemed	—	(13,473)	(134,671)
Exchanged for Investor Shares	—	(177,396)	—
Change in Shares Outstanding	—	(190,869)	(125,945)
Class I
Issued	166,684	3,090,803	3,286,070
Reinvested	2,385	1,279,252	47,239
Redeemed	(5)	(2,894,876)	(3,477,940)
Change in Shares Outstanding	169,064	1,475,179	(144,631)
Class Y
Issued	1,314,940	498,469	2,233,911
Reinvested	19,629	679,212	44,829
Redeemed	(1,126)	(3,231,802)	(1,062,608)
Change in Shares Outstanding	1,333,443	(2,054,121)	1,216,132
Change in Total Shares Outstanding	1,505,245	125,012	816,209

(A)	Fund commenced operations on February 26, 2021.

See accompanying Notes to Financial Statements.

96 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020
From Operations
Net investment income (loss)	$(2,162,041)	$8,842,127	$696,909	$110,613
Net realized gains (losses) on investment transactions	377,191,589	63,273,106	1,614,077	(295,613)
Net realized losses on closed short positions	(102,806,374)	(59,320,359)	—	—
Net realized gains (losses) on sales from affiliated investments	62,759	(1,126,909)	—	—
Long-term capital gain distributions from investments in affiliates	6,992	—	—	—
Net realized gains (losses) on foreign currency transactions	51	(56)	473	(2,926)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	86,255,004	(261,836,003)	234,999	1,492,806
Change in Net Assets from Operations	358,547,980	(250,168,094)	2,546,458	1,304,880

Distributions to Shareholders
Investor	(16,791,269)	(1,582,517)	(15,156)	(2,988)
Class C	—	(223,421)	—	—
Class I	(180,573,008)	(21,897,354)	(261,170)	(41,683)
Class Y	(3,406,687)	(982,487)	(1,822,382)	(144,229)
Change in Net Assets from Distributions to Shareholders	(200,770,964)	(24,685,779)	(2,098,708)	(188,900)
Change in Net Assets from Capital Transactions	(215,563,549)	(1,197,389,878)	38,272,566	2,261,513

Total Change in Net Assets	(57,786,533)	(1,472,243,751)	38,720,316	3,377,493

Net Assets:
Beginning of year	2,055,773,602	3,528,017,353	16,867,786	13,490,293
End of year	$1,997,987,069	$2,055,773,602	$55,588,102	$16,867,786

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 97

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020
Capital Transactions
Investor
Proceeds from shares sold	$11,903,875	$25,128,153	$169,101	$260,824
Reinvested distributions	14,843,221	1,385,332	15,156	2,988
Payments for shares redeemed	(58,014,082)	(91,047,343)	(102,099)	(34,822)
Net assets received in conjunction with fund merger	—	5,435,645	—	—
Exchanged from Class C	23,084,351	—	—	—
Change in Net Assets from Investor Share Transactions	(8,182,635)	(59,098,213)	82,158	228,990
Class C
Proceeds from shares sold	—	1,481,104	—	—
Reinvested distributions	—	210,563	—	—
Payments for shares redeemed	(2,012,571)	(16,999,894)	—	—
Net assets received in conjunction with fund merger	—	762,183	—	—
Exchanged for Investor Shares	(23,084,351)	—	—	—
Change in Net Assets from Class C Share Transactions	(25,096,922)	(14,546,044)	—	—
Class I
Proceeds from shares sold	264,577,589	483,242,457	4,721,918	1,739,698
Reinvested distributions	143,862,280	17,182,498	221,495	41,683
Payments for shares redeemed	(543,968,163)	(1,457,248,575)	(197,622)	(2,038,253)
Net assets received in conjunction with fund merger	—	12,333,406	—	—
Change in Net Assets from Class I Share Transactions	(135,528,294)	(944,490,214)	4,745,791	(256,872)
Class Y
Proceeds from shares sold	5,577,406	12,232,813	32,277,497	2,752,361
Reinvested distributions	3,262,981	667,666	1,822,382	144,229
Payments for shares redeemed	(55,596,085)	(208,868,989)	(655,262)	(607,195)
Net assets received in conjunction with fund merger	—	16,713,103	—	—
Change in Net Assets from Class Y Share Transactions	(46,755,698)	(179,255,407)	33,444,617	2,289,395
Change in Net Assets from Capital Transactions	$(215,563,549)	$(1,197,389,878)	$38,272,566	$2,261,513

See accompanying Notes to Financial Statements.

98 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020
Share Transactions:
Investor
Issued	422,488	1,072,538	10,095	20,908
Reinvested	544,505	54,303	927	196
Redeemed	(2,032,391)	(4,006,508)	(6,069)	(2,340)
Received in conjunction with fund merger	—	226,265	—	—
Exchanged from Class C	865,791	—	—	—
Change in Shares Outstanding	(199,607)	(2,653,402)	4,953	18,764
Class C
Issued	—	70,563	—	—
Reinvested	—	9,498	—	—
Redeemed	(88,225)	(842,802)	—	—
Received in conjunction with fund merger	—	36,363	—	—
Exchanged for Investor Shares	(993,908)	—	—	—
Change in Shares Outstanding	(1,082,133)	(726,378)	—	—
Class I
Issued	8,921,724	20,035,736	282,350	133,427
Reinvested	5,108,746	653,624	13,476	2,713
Redeemed	(19,025,356)	(63,402,777)	(11,551)	(144,348)
Received in conjunction with fund merger	—	499,138	—	—
Change in Shares Outstanding	(4,994,886)	(42,214,279)	284,275	(8,208)
Class Y
Issued	188,330	484,890	1,858,838	197,656
Reinvested	115,218	25,279	110,694	9,375
Redeemed	(1,822,548)	(9,140,669)	(37,912)	(48,413)
Received in conjunction with fund merger	—	672,947	—	—
Change in Shares Outstanding	(1,519,000)	(7,957,553)	1,931,620	158,618
Change in Total Shares Outstanding	(7,795,626)	(53,551,612)	2,220,848	169,174

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 99

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020
From Operations
Net investment income	$34,339,308	$26,871,333	$8,097,997	$4,782,107
Net realized gains (losses) on investment transactions	8,213,378	(7,018,420)	144,588	532,828
Net change in unrealized appreciation (depreciation) on investments	(9,622,308)	14,436,789	(11,721,241)	8,109,845
Change in Net Assets from Operations	32,930,378	34,289,702	(3,478,656)	13,424,780

Distributions to Shareholders
Investor	(1,014,436)	(1,533,265)	(494,552)	(247,377)
Class I	(29,997,903)	(22,083,714)	(6,937,784)	(3,229,425)
Class Y	(4,460,361)	(6,492,319)	(1,520,485)	(1,529,783)
Change in Net Assets from Distributions to Shareholders	(35,472,700)	(30,109,298)	(8,952,821)	(5,006,585)
Change in Net Assets from Capital Transactions	368,786,448	319,626,459	74,612,134	206,778,242

Total Change in Net Assets	366,244,126	323,806,863	62,180,657	215,196,437

Net Assets:
Beginning of year	1,132,465,931	808,659,068	337,244,750	122,048,313
End of year	$1,498,710,057	$1,132,465,931	$399,425,407	$337,244,750

See accompanying Notes to Financial Statements.

100 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020
Capital Transactions
Investor
Proceeds from shares sold	$15,385,631	$36,648,916	$31,191,335	$13,873,310
Reinvested distributions	1,004,386	1,526,415	493,030	246,004
Payments for shares redeemed	(23,496,660)	(45,846,520)	(37,931,802)	(1,142,423)
Change in Net Assets from Investor Share Transactions	(7,106,643)	(7,671,189)	(6,247,437)	12,976,891
Class I
Proceeds from shares sold	908,885,299	745,458,041	152,107,527	216,896,893
Reinvested distributions	21,607,786	14,066,984	6,388,424	2,860,509
Payments for shares redeemed	(510,769,552)	(394,978,915)	(78,595,612)	(30,497,567)
Change in Net Assets from Class I Share Transactions	419,723,533	364,546,110	79,900,339	189,259,835
Class Y
Proceeds from shares sold	39,410,005	109,069,427	9,460,470	14,157,339
Reinvested distributions	4,413,617	6,307,783	1,360,043	1,358,200
Payments for shares redeemed	(87,654,064)	(152,625,672)	(9,861,281)	(10,974,023)
Change in Net Assets from Class Y Share Transactions	(43,830,442)	(37,248,462)	959,232	4,541,516
Change in Net Assets from Capital Transactions	$368,786,448	$319,626,459	$74,612,134	$206,778,242
Share Transactions:
Investor
Issued	1,512,678	3,680,417	2,972,547	1,315,970
Reinvested	98,877	156,709	47,020	23,010
Redeemed	(2,310,327)	(4,683,727)	(3,633,825)	(107,686)
Change in Shares Outstanding	(698,772)	(846,601)	(614,258)	1,231,294
Class I
Issued	89,370,537	76,022,724	14,475,570	20,345,170
Reinvested	2,127,770	1,438,429	610,214	268,174
Redeemed	(50,272,163)	(40,544,177)	(7,488,937)	(2,867,968)
Change in Shares Outstanding	41,226,144	36,916,976	7,596,847	17,745,376
Class Y
Issued	3,870,691	11,362,853	889,349	1,341,553
Reinvested	434,055	645,835	129,805	127,759
Redeemed	(8,607,135)	(15,797,601)	(942,446)	(1,028,435)
Change in Shares Outstanding	(4,302,389)	(3,788,913)	76,708	440,877
Change in Total Shares Outstanding	36,224,983	32,281,462	7,059,297	19,417,547

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 101

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2021	$30.96	0.07	9.75	9.82	(0.07)
For the year ended December 31, 2020	$31.23	0.01	(0.18)	(0.17)	(0.10)
For the year ended December 31, 2019	$27.54	0.06	5.80	5.86	(0.34)
For the year ended December 31, 2018	$35.62	0.12	(5.37)	(5.25)	—
For the year ended December 31, 2017	$34.39	0.06	3.55	3.61	(0.13)

Class I
For the year ended December 31, 2021	$31.49	0.19	9.92	10.11	(0.18)
For the year ended December 31, 2020	$31.77	0.09	(0.18)	(0.09)	(0.19)
For the year ended December 31, 2019	$27.98	0.16	5.90	6.06	(0.44)
For the year ended December 31, 2018	$36.15	0.23	(5.48)	(5.25)	(0.09)
For the year ended December 31, 2017	$34.87	0.17	3.61	3.78	(0.25)

Class Y
For the year ended December 31, 2021	$31.52	0.22	9.95	10.17	(0.22)
For the year ended December 31, 2020	$31.80	0.12	(0.17)	(0.05)	(0.23)
For the year ended December 31, 2019	$28.01	0.19	5.91	6.10	(0.48)
For the year ended December 31, 2018	$36.17	0.27	(5.48)	(5.21)	(0.12)
For the year ended December 31, 2017	$34.89	0.20	3.62	3.82	(0.29)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

102 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

(5.98)	(6.05)	$34.73	32.45%	$123,975	1.26%	1.26%	0.20%	20%
—	(0.10)	$30.96	(0.55)%	$117,491	1.26%	1.26%	0.05%	34%
(1.83)	(2.17)	$31.23	21.36%	$165,339	1.27%	1.27%	0.23%	22%
(2.83)	(2.83)	$27.54	(15.12)%	$214,831	1.25%	1.26%	0.31%	23%
(2.25)	(2.38)	$35.62	10.62%	$357,512	1.27%	1.28%	0.11%	7%

(5.98)	(6.16)	$35.44	32.83%	$391,856	0.97%	0.97%	0.52%	20%
—	(0.19)	$31.49	(0.28)%	$350,375	0.97%	0.97%	0.33%	34%
(1.83)	(2.27)	$31.77	21.75%	$469,014	0.98%	0.98%	0.52%	22%
(2.83)	(2.92)	$27.98	(14.88)%	$633,323	0.96%	0.97%	0.64%	23%
(2.25)	(2.50)	$36.15	10.95%	$877,913	0.97%	0.98%	0.41%	7%

(5.98)	(6.20)	$35.49	32.98%	$52,704	0.85%	0.85%	0.59%	20%
—	(0.23)	$31.52	(0.17)%	$56,417	0.85%	0.85%	0.46%	34%
(1.83)	(2.31)	$31.80	21.88%	$105,030	0.86%	0.86%	0.62%	22%
(2.83)	(2.95)	$28.01	(14.79)%	$147,363	0.84%	0.85%	0.74%	23%
(2.25)	(2.54)	$36.17	11.06%	$207,770	0.87%	0.88%	0.53%	7%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 103

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2021	$22.69	0.05	6.87	6.92	(0.05)
For the year ended December 31, 2020	$22.57	0.03	0.20	0.23	(0.10)
For the year ended December 31, 2019	$18.59	0.04	5.02	5.06	(0.14)
For the year ended December 31, 2018	$22.24	0.05	(2.86)	(2.81)	(0.04)
For the year ended December 31, 2017	$21.18	0.03	1.73	1.76	(0.03)

Class I
For the year ended December 31, 2021	$22.93	0.12	6.96	7.08	(0.13)
For the year ended December 31, 2020	$22.80	0.09	0.21	0.30	(0.16)
For the year ended December 31, 2019	$18.76	0.11	5.08	5.19	(0.21)
For the year ended December 31, 2018	$22.45	0.12	(2.91)	(2.79)	(0.10)
For the year ended December 31, 2017	$21.39	0.10	1.74	1.84	(0.11)

Class Y
For the year ended December 31, 2021	$22.99	0.16	6.96	7.12	(0.16)
For the year ended December 31, 2020	$22.84	0.12	0.22	0.34	(0.18)
For the year ended December 31, 2019	$18.80	0.13	5.08	5.21	(0.23)
For the year ended December 31, 2018	$22.49	0.15	(2.91)	(2.76)	(0.13)
For the year ended December 31, 2017	$21.42	0.12	1.75	1.87	(0.13)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

104 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

(1.50)	(1.55)	$28.06	30.78%	$208,110	1.20%	1.21%	0.18%	14%
(0.01)	(0.11)	$22.69	1.03%	$162,637	1.20%	1.21%	0.19%	31	%(E)
(0.94)	(1.08)	$22.57	27.33%	$183,914	1.21%	1.22%	0.21%	14%
(0.80)	(0.84)	$18.59	(12.80)%	$164,037	1.20%	1.21%	0.21%	26%
(0.67)	(0.70)	$22.24	8.35%	$229,411	1.22%	1.23%	0.09%	15%

(1.50)	(1.63)	$28.38	31.14%	$1,059,287	0.91%	0.92%	0.45%	14%
(0.01)	(0.17)	$22.93	1.31%	$889,148	0.91%	0.92%	0.49%	31	%(E)
(0.94)	(1.15)	$22.80	27.74%	$1,081,619	0.92%	0.93%	0.50%	14%
(0.80)	(0.90)	$18.76	(12.56)%	$889,471	0.91%	0.92%	0.52%	26%
(0.67)	(0.78)	$22.45	8.63%	$1,114,337	0.92%	0.93%	0.41%	15%

(1.50)	(1.66)	$28.45	31.24%	$1,011,010	0.79%	0.80%	0.59%	14%
(0.01)	(0.19)	$22.99	1.50%	$888,375	0.79%	0.80%	0.61%	31	%(E)
(0.94)	(1.17)	$22.84	27.82%	$1,147,458	0.80%	0.81%	0.62%	14%
(0.80)	(0.93)	$18.80	(12.42)%	$924,995	0.79%	0.80%	0.63%	26%
(0.67)	(0.80)	$22.49	8.77%	$1,131,583	0.82%	0.83%	0.51%	15%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 105

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund	Net asset value, beginning of year	Net investment income (A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2021	$14.27	0.05	4.36	4.41	(0.06)
For the year ended December 31, 2020	$14.64	0.05	(0.34)	(0.29)	(0.06)
For the year ended December 31, 2019	$11.89	0.05	2.96	3.01	(0.05)
For the year ended December 31, 2018	$13.66	0.06	(1.49)	(1.43)	(0.06)
For the year ended December 31, 2017	$12.59	0.04	1.23	1.27	(0.03)

Class I
For the year ended December 31, 2021	$14.32	0.10	4.38	4.48	(0.11)
For the year ended December 31, 2020	$14.69	0.09	(0.35)	(0.26)	(0.09)
For the year ended December 31, 2019	$11.92	0.10	2.97	3.07	(0.09)
For the year ended December 31, 2018	$13.70	0.10	(1.50)	(1.40)	(0.10)
For the year ended December 31, 2017	$12.62	0.08	1.24	1.32	(0.07)

Class Y
For the year ended December 31, 2021	$14.36	0.11	4.40	4.51	(0.13)
For the year ended December 31, 2020	$14.73	0.10	(0.35)	(0.25)	(0.10)
For the year ended December 31, 2019	$11.95	0.11	2.98	3.09	(0.10)
For the year ended December 31, 2018	$13.73	0.12	(1.50)	(1.38)	(0.12)
For the year ended December 31, 2017	$12.65	0.09	1.24	1.33	(0.08)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

106 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

—	(0.06)	$18.62	30.87%	$33,006	1.06%	1.06%	0.30%	12%
(0.02)	(0.08)	$14.27	(2.01)%	$33,178	1.06%	1.06%	0.41%	52%
(0.21)	(0.26)	$14.64	25.36%	$31,997	1.06%	1.07%	0.36%	31%
(0.28)	(0.34)	$11.89	(10.56)%	$21,085	1.05%	1.06%	0.43%	20%
(0.17)	(0.20)	$13.66	10.13%	$25,853	1.07%	1.08%	0.28%	11%

—	(0.11)	$18.69	31.29%	$229,696	0.77%	0.77%	0.60%	12%
(0.02)	(0.11)	$14.32	(1.76)%	$194,354	0.77%	0.77%	0.71%	52%
(0.21)	(0.30)	$14.69	25.82%	$177,536	0.77%	0.78%	0.68%	31%
(0.28)	(0.38)	$11.92	(10.31)%	$55,045	0.76%	0.77%	0.72%	20%
(0.17)	(0.24)	$13.70	10.47%	$63,298	0.77%	0.79%	0.57%	11%

—	(0.13)	$18.74	31.41%	$23,739	0.65%	0.65%	0.69%	12%
(0.02)	(0.12)	$14.36	(1.66)%	$23,248	0.65%	0.65%	0.82%	52%
(0.21)	(0.31)	$14.73	25.91%	$20,454	0.65%	0.66%	0.74%	31%
(0.28)	(0.40)	$11.95	(10.17)%	$27,761	0.64%	0.65%	0.83%	20%
(0.17)	(0.25)	$13.73	10.51%	$32,943	0.67%	0.68%	0.65%	11%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 107

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2021	$30.42	0.23	7.43	7.66
For the year ended December 31, 2020	$28.86	0.28	2.19	2.47
For the year ended December 31, 2019	$22.89	0.28	6.99	7.27
For the year ended December 31, 2018	$26.45	0.25	(2.83)	(2.58)
For the year ended December 31, 2017	$23.06	0.24	4.35	4.59

Class I
For the year ended December 31, 2021	$30.57	0.34	7.46	7.80
For the year ended December 31, 2020	$29.05	0.36	2.22	2.58
For the year ended December 31, 2019	$23.03	0.36	7.04	7.40
For the year ended December 31, 2018	$26.62	0.33	(2.86)	(2.53)
For the year ended December 31, 2017	$23.20	0.32	4.38	4.70

Class Y
For the year ended December 31, 2021	$30.59	0.38	7.47	7.85
For the year ended December 31, 2020	$29.07	0.40	2.21	2.61
For the year ended December 31, 2019	$23.04	0.40	7.05	7.45
For the year ended December 31, 2018	$26.64	0.36	(2.87)	(2.51)
For the year ended December 31, 2017	$23.21	0.35	4.38	4.73

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

108 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000,000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.21)	(2.37)	(2.58)	$35.50	25.42%	$987	0.96%	0.68%	22	%(D)
(0.18)	(0.73)	(0.91)	$30.42	8.65%	$763	0.96%	1.04%	33%
(0.26)	(1.04)	(1.30)	$28.86	31.80%	$1,243	0.97%	1.03%	22	%(E)
(0.26)	(0.72)	(0.98)	$22.89	(9.88)%	$1,031	0.96%	0.95%	29	%(D)
(0.20)	(1.00)	(1.20)	$26.45	19.95%	$1,347	0.98%	0.96%	18%

(0.31)	(2.37)	(2.68)	$35.69	25.75%	$8,168	0.67%	0.97%	22	%(D)
(0.33)	(0.73)	(1.06)	$30.57	8.97%	$5,140	0.67%	1.33%	33%
(0.34)	(1.04)	(1.38)	$29.05	32.18%	$3,878	0.68%	1.32%	22	%(E)
(0.34)	(0.72)	(1.06)	$23.03	(9.63)%	$2,978	0.67%	1.23%	29	%(D)
(0.28)	(1.00)	(1.28)	$26.62	20.30%	$3,539	0.68%	1.25%	18%

(0.35)	(2.37)	(2.72)	$35.72	25.89%	$3,205	0.55%	1.09%	22	%(D)
(0.36)	(0.73)	(1.09)	$30.59	9.07%	$2,340	0.55%	1.45%	33%
(0.38)	(1.04)	(1.42)	$29.07	32.34%	$1,568	0.56%	1.44%	22	%(E)
(0.37)	(0.72)	(1.09)	$23.04	(9.53)%	$992	0.55%	1.35%	29	%(D)
(0.30)	(1.00)	(1.30)	$26.64	20.42%	$845	0.58%	1.36%	18%

(D)	Portfolio turnover does not include redemptions in-kind.

(E)	Portfolio turnover does not include in-kind subscriptions.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 109

Large Cap Concentrated Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Concentrated Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains on investments	Total from investment operations
Investor
For the period ended December 31, 2021	$10.00	0.05	2.00	2.05

Class I
For the period ended December 31, 2021	$10.00	0.07	2.02	2.09

Class Y
For the period ended December 31, 2021	$10.00	0.09	2.01	2.10

(A)	Inception date of the Fund is February 26, 2021. Fund commenced public offering on May 3, 2021.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

110 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.05)	(0.10)	(0.15)	11.90	20.53	%(D)	33	0.96	%(E)	0.56	%(E)	18	%(D)

(0.07)	(0.10)	(0.17)	11.92	20.92	%(D)	2,015	0.67	%(E)	0.77	%(E)	18	%(D)

(0.08)	(0.10)	(0.18)	11.92	20.98	%(D)	15,898	0.55	%(E)	1.00	%(E)	18	%(D)

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 111

All Cap Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

All Cap Select Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2021	$18.43	0.10	5.85	5.95	(0.17)
For the year ended December 31, 2020	$16.17	0.05	2.26	2.31	(0.05)
For the year ended December 31, 2019	$12.64	0.06	3.78	3.84	—
For the year ended December 31, 2018	$16.01	0.05	(1.96)	(1.91)	(0.06)
For the year ended December 31, 2017	$13.35	0.03	2.63	2.66	—

Class I
For the year ended December 31, 2021	$18.60	0.14	5.96	6.10	(0.20)
For the year ended December 31, 2020	$16.32	0.09	2.29	2.38	(0.10)
For the year ended December 31, 2019	$12.72	0.11	3.80	3.91	—
For the year ended December 31, 2018	$16.11	0.10	(1.97)	(1.87)	(0.12)
For the year ended December 31, 2017	$13.40	0.07	2.65	2.72	(0.01)

Class Y
For the year ended December 31, 2021	$18.66	0.14	6.01	6.15	(0.22)
For the year ended December 31, 2020	$16.37	0.11	2.30	2.41	(0.12)
For the year ended December 31, 2019	$12.74	0.13	3.81	3.94	—
For the year ended December 31, 2018	$16.14	0.12	(1.99)	(1.87)	(0.13)
For the year ended December 31, 2017	$13.42	0.09	2.65	2.74	(0.02)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

112 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

(2.77)	(2.94)	$21.44	32.91%	$31,064	1.16%	1.16%	0.44%	55%
—	(0.05)	$18.43	14.30%	$10,207	1.16%	1.16%	0.33%	76%
(0.31)	(0.31)	$16.17	30.41%	$11,049	1.17%	1.17%	0.46%	45%
(1.40)	(1.46)	$12.64	(12.31)%	$8,963	1.16%	1.16%	0.29%	84%
—	—	$16.01	19.93%	$13,480	1.17%	1.18%	0.21%	52%

(2.77)	(2.97)	$21.73	33.39%	$232,051	0.87%	0.87%	0.61%	55%
—	(0.10)	$18.60	14.57%	$171,263	0.87%	0.87%	0.62%	76%
(0.31)	(0.31)	$16.32	30.77%	$152,591	0.88%	0.88%	0.75%	45%
(1.40)	(1.52)	$12.72	(12.02)%	$114,571	0.87%	0.87%	0.60%	84%
—	(0.01)	$16.11	20.33%	$136,233	0.87%	0.88%	0.52%	52%

(2.77)	(2.99)	$21.82	33.55%	$120,283	0.75%	0.75%	0.64%	55%
—	(0.12)	$18.66	14.70%	$141,244	0.75%	0.75%	0.74%	76%
(0.31)	(0.31)	$16.37	30.96%	$103,963	0.76%	0.76%	0.86%	45%
(1.40)	(1.53)	$12.74	(11.95)%	$65,218	0.75%	0.75%	0.73%	84%
—	(0.02)	$16.14	20.45%	$21,628	0.77%	0.78%	0.61%	52%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 113

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of year	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2021	$25.89	(0.11)	4.98	4.87	—
For the year ended December 31, 2020	$26.29	0.02	(0.17)	(0.15)	(0.05)
For the year ended December 31, 2019	$22.78	0.13	5.04	5.17	(0.17)
For the year ended December 31, 2018	$25.76	0.10	(1.96)	(1.86)	(0.07)
For the year ended December 31, 2017	$24.91	(0.05)	1.45	1.40	—

Class I
For the year ended December 31, 2021	$26.58	(0.03)	5.13	5.10	—
For the year ended December 31, 2020	$26.98	0.09	(0.17)	(0.08)	(0.12)
For the year ended December 31, 2019	$23.32	0.22	5.16	5.38	(0.23)
For the year ended December 31, 2018	$26.39	0.18	(2.01)	(1.83)	(0.19)
For the year ended December 31, 2017	$25.43	0.02	1.50	1.52	(0.01)

Class Y
For the year ended December 31, 2021	$26.69	0.02	5.14	5.16	—
For the year ended December 31, 2020	$27.10	0.14	(0.20)	(0.06)	(0.15)
For the year ended December 31, 2019	$23.42	0.25	5.18	5.43	(0.26)
For the year ended December 31, 2018	$26.49	0.21	(2.01)	(1.80)	(0.22)
For the year ended December 31, 2017	$25.53	0.05	1.49	1.54	(0.03)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

This Fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.35% for Investor, 1.06% for Class I, and 0.94% for Class Y.

See accompanying Notes to Financial Statements.

114 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000,000’s)	Ratio of total net expenses to average net assets(C)	Ratio of total gross expenses to average net assets(D)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(E)

(3.00)	(3.00)	$27.76	19.03%	$168	1.92%	1.93%	(0.38)%	33	%(F)
(0.20)	(0.25)	$25.89	(0.55)%	$162	1.81%	1.82%	0.09%	65	%(F)
(1.49)	(1.66)	$26.29	22.74%	$235	1.85%	1.86%	0.51%	54	%(F)
(1.05)	(1.12)	$22.78	(7.30)%	$189	1.72%	1.73%	0.38%	64	%(F)
(0.55)	(0.55)	$25.76	5.65%	$358	1.95%	1.96%	(0.22)%	43	%(F)

(3.00)	(3.00)	$28.68	19.40%	$1,792	1.63%	1.64%	(0.08)%	33	%(F)
(0.20)	(0.32)	$26.58	(0.27)%	$1,794	1.52%	1.53%	0.39%	65	%(F)
(1.49)	(1.72)	$26.98	23.11%	$2,960	1.56%	1.57%	0.84%	54	%(F)
(1.05)	(1.24)	$23.32	(7.04)%	$3,111	1.43%	1.44%	0.68%	64	%(F)
(0.55)	(0.56)	$26.39	5.99%	$4,033	1.65%	1.66%	0.09%	43	%(F)

(3.00)	(3.00)	$28.85	19.55%	$37	1.51%	1.52%	0.08%	33	%(F)
(0.20)	(0.35)	$26.69	(0.19)%	$75	1.40%	1.41%	0.57%	65	%(F)
(1.49)	(1.75)	$27.10	23.23%	$292	1.44%	1.45%	0.93%	54	%(F)
(1.05)	(1.27)	$23.42	(6.89)%	$214	1.31%	1.32%	0.80%	64	%(F)
(0.55)	(0.58)	$26.49	6.07%	$261	1.55%	1.56%	0.19%	43	%(F)

(D)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)

The portfolio turnover rate for 2021, 2020, 2019, 2018 and 2017 would have been 30%, 47%, 42%, 51% and 32%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 115

International Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

International Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains on investments	Total from investment operations
Investor
For the year ended December 31, 2021	$15.48	0.38	1.52	1.90
For the year ended December 31, 2020	$14.67	0.05	0.90	0.95
For the period ended December 31, 2019	$13.55	0.02	1.15	1.17

Class I
For the year ended December 31, 2021	$15.51	0.42	1.53	1.95
For the year ended December 31, 2020	$14.69	0.09	0.90	0.99
For the period ended December 31, 2019	$13.55	0.04	1.15	1.19

Class Y
For the year ended December 31, 2021	$15.51	0.47	1.51	1.98
For the year ended December 31, 2020	$14.69	0.11	0.89	1.00
For the period ended December 31, 2019	$13.55	0.05	1.15	1.20

(A)	Inception date of the Fund is June 28, 2019. Fund commenced public offering and operations on July 1, 2019.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges for periods prior to December 31, 2021.

See accompanying Notes to Financial Statements.

116 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

(0.15)	(0.47)	(0.62)	$16.76	12.43%		$449	1.13%		2.20%		33%
(0.06)	(0.08)	(0.14)	$15.48	6.48%		$338	1.14%		0.43%		49%
(0.04)	(0.01)	(0.05)	$14.67	8.64	%(E)	$45	1.21	%(F)	0.25	%(F)	8	%(E)

(0.20)	(0.47)	(0.67)	$16.79	12.74%		$9,010	0.84%		2.43%		33%
(0.09)	(0.08)	(0.17)	$15.51	6.74%		$3,913	0.85%		0.74%		49%
(0.04)	(0.01)	(0.05)	$14.69	8.80	%(E)	$3,828	0.92	%(F)	0.61	%(F)	8	%(E)

(0.22)	(0.47)	(0.69)	$16.80	12.88%		$46,129	0.72%		2.74%		33%
(0.10)	(0.08)	(0.18)	$15.51	6.81%		$12,616	0.73%		0.87%		49%
(0.05)	(0.01)	(0.06)	$14.69	8.85	%(E)	$9,616	0.80	%(F)	0.70	%(F)	8	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 117

Short Duration Securitized Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Securitized Bond Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2021	$10.09	0.23	0.01	0.24
For the year ended December 31, 2020	$10.11	0.26	0.02	0.28
For the year ended December 31, 2019	$10.05	0.38	0.06	0.44
For the year ended December 31, 2018	$10.11	0.33	(0.04)	0.29
For the year ended December 31, 2017	$10.04	0.30	0.09	0.39

Class I
For the year ended December 31, 2021	$10.09	0.25	0.02	0.27
For the year ended December 31, 2020	$10.12	0.28	0.02	0.30
For the year ended December 31, 2019	$10.05	0.41	0.07	0.48
For the year ended December 31, 2018	$10.11	0.36	(0.04)	0.32
For the year ended December 31, 2017	$10.03	0.33	0.10	0.43

Class Y
For the year ended December 31, 2021	$10.10	0.27	0.01	0.28
For the year ended December 31, 2020	$10.12	0.30	0.02	0.32
For the year ended December 31, 2019	$10.06	0.42	0.06	0.48
For the year ended December 31, 2018	$10.11	0.38	(0.04)	0.34
For the year ended December 31, 2017	$10.03	0.34	0.10	0.44

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

118 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains		Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.23)	(0.00	)(D)	(0.23)	$10.10	2.42%	$40,035	0.81%	2.26%	48%
(0.30)	—		(0.30)	$10.09	2.87%	$47,059	0.82%	2.68%	72%
(0.38)	(0.00	)(D)	(0.38)	$10.11	4.44%	$55,727	0.82%	3.72%	54%
(0.34)	(0.01)		(0.35)	$10.05	2.88%	$18,789	0.81%	3.30%	67%
(0.31)	(0.01)		(0.32)	$10.11	3.97%	$20,511	0.83%	3.03%	82%

(0.26)	(0.00	)(D)	(0.26)	$10.10	2.74%	$1,313,888	0.52%	2.50%	48%
(0.33)	—		(0.33)	$10.09	3.08%	$897,232	0.53%	2.93%	72%
(0.41)	(0.00	)(D)	(0.41)	$10.12	4.85%	$525,994	0.53%	4.00%	54%
(0.37)	(0.01)		(0.38)	$10.05	3.18%	$308,341	0.52%	3.62%	67%
(0.34)	(0.01)		(0.35)	$10.11	4.33%	$61,136	0.53%	3.29%	82%

(0.27)	(0.00	)(D)	(0.27)	$10.11	2.85%	$144,787	0.40%	2.68%	48%
(0.34)	—		(0.34)	$10.10	3.29%	$188,175	0.41%	3.09%	72%
(0.42)	(0.00	)(D)	(0.42)	$10.12	4.84%	$226,938	0.41%	4.09%	54%
(0.38)	(0.01)		(0.39)	$10.06	3.38%	$252,137	0.40%	3.72%	67%
(0.35)	(0.01)		(0.36)	$10.11	4.43%	$231,290	0.43%	3.33%	82%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 119

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2021	$10.74	0.19	(0.32)	(0.13)
For the year ended December 31, 2020	$10.19	0.21	0.56	0.77
For the year ended December 31, 2019	$9.71	0.24	0.49	0.73
For the year ended December 31, 2018	$9.85	0.25	(0.13)	0.12
For the year ended December 31, 2017	$9.70	0.21	0.16	0.37

Class I
For the year ended December 31, 2021	$10.74	0.22	(0.33)	(0.11)
For the year ended December 31, 2020	$10.19	0.24	0.56	0.80
For the year ended December 31, 2019	$9.71	0.26	0.50	0.76
For the year ended December 31, 2018	$9.85	0.28	(0.13)	0.15
For the year ended December 31, 2017	$9.70	0.24	0.16	0.40

Class Y
For the year ended December 31, 2021	$10.75	0.23	(0.33)	(0.10)
For the year ended December 31, 2020	$10.20	0.26	0.55	0.81
For the year ended December 31, 2019	$9.71	0.28	0.50	0.78
For the year ended December 31, 2018	$9.85	0.29	(0.13)	0.16
For the year ended December 31, 2017	$9.70	0.25	0.16	0.41

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

120 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.21)	—	(0.21)	$10.40	(1.24)%	$10,091	0.76%	1.78%	37%
(0.22)	—	(0.22)	$10.74	7.60%	$17,024	0.76%	1.98%	28%
(0.25)	—	(0.25)	$10.19	7.63%	$3,599	0.77%	2.43%	29%
(0.26)	—	(0.26)	$9.71	1.28%	$2,976	0.76%	2.60%	25%
(0.22)	—	(0.22)	$9.85	3.85%	$3,480	0.78%	2.10%	35%

(0.24)	—	(0.24)	$10.39	(0.99)%	$330,666	0.47%	2.08%	37%
(0.25)	—	(0.25)	$10.74	7.94%	$260,365	0.47%	2.28%	28%
(0.28)	—	(0.28)	$10.19	7.93%	$66,174	0.48%	2.61%	29%
(0.29)	—	(0.29)	$9.71	1.59%	$14,574	0.47%	2.92%	25%
(0.25)	—	(0.25)	$9.85	4.17%	$9,604	0.48%	2.40%	35%

(0.26)	—	(0.26)	$10.39	(0.95)%	$58,668	0.35%	2.21%	37%
(0.26)	—	(0.26)	$10.75	8.04%	$59,856	0.35%	2.46%	28%
(0.29)	—	(0.29)	$10.20	8.15%	$52,275	0.36%	2.83%	29%
(0.30)	—	(0.30)	$9.71	1.69%	$37,713	0.35%	3.03%	25%
(0.26)	—	(0.26)	$9.85	4.22%	$30,740	0.38%	2.49%	35%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 121

Diamond Hill Funds
Notes to Financial Statements
December 31, 2021

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Securitized Bond Fund (“Short Duration Fund”) and Diamond Hill Core Bond Fund (“Core Bond Fund”) are each a diversified series, except for All Cap Select Fund and Large Cap Concentrated Fund which are non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The shareholders of the Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Research Opportunities Fund to the Long-Short Fund. The tax-free reorganization took place on October 23, 2020.

The following is a summary of shares outstanding, net assets, net asset value (“NAV”) per share and unrealized appreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Research Opportunities Fund	Long-Short Fund	Long-Short Fund
Class A
Shares	243,462	6,253,187	6,479,452
Net Assets	$5,435,645	$150,222,454	$155,658,099
Net Asset Value	$22.33	$24.02	$24.02

Class C
Shares	36,823	1,118,057	1,154,420
Net Assets	$762,183	$23,434,970	$24,197,153
Net Asset Value	$20.70	$20.96	$20.96

Class I
Shares	543,462	70,251,484	70,750,622
Net Assets	$12,333,406	$1,735,872,171	$1,748,205,577
Net Asset Value	$22.69	$24.71	$24.71

Class Y
Shares	734,442	2,221,312	2,894,259
Net Assets	$16,713,103	$55,167,785	$71,880,888
Net Asset Value	$22.76	$24.84	$24.84

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

	Before Reorganization		After Reorganization
	Research Opportunities Fund	Long-Short Fund	Long-Short Fund
Fund Total
Shares	1,558,189	79,844,040	81,278,753
Net Assets	$35,244,337	$1,964,697,380	$1,999,941,717
Unrealized Appreciation	$4,237,914	$444,804,189	$449,042,103

For financial reporting purposes, assets received, and shares issued by the Long-Short Fund were recorded at fair value; however, the cost basis of the investments received from the Research Opportunities Fund was carried forward to align ongoing reporting of the Long-Short Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

All Funds currently offer three classes of shares: Investor, Class I and Class Y. Prior to February 22, 2021, the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, All Cap Select Fund and Long-Short Fund offered four classes of shares including Class C (sold with a contingent deferred sales charge of 1.00% for shares redeemed within one year of the purchase date). On February 22, 2021, all existing Class C shares were converted to Investor shares at the Investor shares NAV per share as of February 22, 2021. On February 28, 2021, all Class A shares were renamed to Investor shares and the initial sales charge on the shares was eliminated. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares.

New Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates at the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 123

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported NAV per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee. In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Funds’ investments and the inputs used to value the investments as of December 31, 2021:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$563,279,559	$—	$—	$563,279,559
Registered Investment Companies	40,788,194	—	—	40,788,194
Total	$604,067,753	$—	$—	$604,067,753
Small-Mid Cap Fund
Common Stocks*	$2,198,939,613	$—	$—	$2,198,939,613
Registered Investment Companies	184,964,852	—	—	184,964,852
Total	$2,383,904,465	$—	$—	$2,383,904,465
Mid Cap Fund
Common Stocks*	$274,591,695	$—	$—	$274,591,695
Registered Investment Companies	13,633,779	—	—	13,633,779
Total	$288,225,474	$—	$—	$288,225,474
Large Cap Fund
Common Stocks*	$12,224,743,071	$—	$—	$12,224,743,071
Registered Investment Companies	176,285,488	—	—	176,285,488
Total	$12,401,028,559	$—	$—	$12,401,028,559
Large Cap Concentrated Fund
Common Stocks*	$17,439,016	$—	$—	$17,439,016
Registered Investment Companies	507,574	—	—	507,574
Total	$17,946,590	$—	$—	$17,946,590
All Cap Select Fund
Common Stocks*	$371,494,790	$—	$—	$371,494,790
Registered Investment Companies	12,010,013	—	—	12,010,013
Total	$383,504,803	$—	$—	$383,504,803

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 125

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Short Fund
Common Stocks*	$1,806,461,833	$—	$—	$1,806,461,833
Registered Investment Companies	527,013,941	—	—	527,013,941
Total	$2,333,475,774	$—	$—	$2,333,475,774
International Fund
Common Stocks	$20,106,527	$32,574,805	$—	$52,681,332
Warrants	9,120	—	—	9,120
Registered Investment Companies	3,209,202	—	—	3,209,202
Total	$23,324,849	$32,574,805	$—	$55,899,654
Short Duration Fund
Corporate Credit*	$—	$86,390,666	$—	$86,390,666
Securitized*	—	1,275,855,470	—	1,275,855,470
Treasury	—	75,698,047	—	75,698,047
Registered Investment Companies	95,921,259	—	—	95,921,259
Total	$95,921,259	$1,437,944,183	$—	$1,533,865,442
Core Bond Fund
Corporate Credit*	$—	$69,119,748	$—	$69,119,748
Government Related*	—	803,680	—	803,680
Securitized*	—	244,411,639	—	244,411,639
Treasury	—	78,461,717	—	78,461,717
Registered Investment Companies	24,960,244	—	—	24,960,244
Total	$24,960,244	$392,796,784	$—	$417,757,028
Investments in Securities Sold Short (Liabilities)
Long-Short Fund
Common Stocks*	$(614,950,582)	$—	$—	$(614,950,582)
Total	$(614,950,582)	$—	$—	$(614,950,582)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

There were no transfers into or out of Level 3 for the year or period ended December 31, 2021.

Short sales — The Long-Short Fund and International Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

126 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment adviser, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 127

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

As of December 31, 2021, the fair value of securities on loan and the collateral held were as follows:

		Fair Value of Collateral
	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral
Small Cap Fund	$36,498,982	$35,407,806	$1,748,772	$37,156,578
Small-Mid Cap Fund	108,883,641	99,592,542	11,472,504	111,065,046
Mid Cap Fund	1,559,733	1,589,392	—	1,589,392
Large Cap Fund	141,089,479	35,782,250	108,914,057	144,696,307
All Cap Select Fund	660	665	—	665
Long-Short Fund	345,170,733	353,432,836	—	353,432,836
International Fund	416,820	359,632	65,449	425,081
Short Duration Fund	34,452,998	35,236,950	—	35,236,950
Core Bond Fund	18,890,580	19,357,714	—	19,357,714

*

These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Statements of Assets & Liabilities.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

128 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended December 31, 2021, the Funds did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund and Core Bond Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, All Cap Select Fund, Long-Short Fund and International Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 129

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the year or period ended December 31, 2021, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations and in-kind transactions) were as follows:

	Purchases	Sales
Small Cap Fund	$113,643,924	$234,761,352
Small-Mid Cap Fund	292,452,326	516,541,592
Mid Cap Fund	32,185,870	65,852,250
Large Cap Fund	4,295,170,108	2,347,590,690
Large Cap Concentrated Fund	17,475,178	2,375,436
All Cap Select Fund	191,220,823	238,665,344
Long-Short Fund	748,124,279	1,353,018,710
International Fund	42,570,132	8,624,075
Short Duration Fund	1,055,664,766	554,758,942
Core Bond Fund	221,324,766	140,542,576

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the year or period ended December 31, 2021:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$180,008	0.03%
Small-Mid Cap Fund	320,182	0.01%
Mid Cap Fund	29,658	0.01%
Large Cap Fund	1,786,054	0.02%
Large Cap Concentrated Fund	4,155	0.03%
All Cap Select Fund	219,323	0.06%
Long-Short Fund	591,945	0.03%
International Fund	56,538	0.22%

130 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

Investment Advisory Fees and Other Transactions with Affiliates

As of December 31, 2021, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, All Cap Select Fund, Long-Short Fund, International Fund, Short Duration Fund and Core Bond Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.50%, 0.70%, 0.90%, 0.65%, 0.35% and 0.30%, respectively, of each Fund’s average daily net assets. The management agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee monthly at an annual rate of 0.21% for Investor shares, 0.17% for Class I shares and 0.05% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Investor shares (the “Plan”). Under the Plan, Investor shares pay a distribution fee monthly at an annual rate of 0.25% of Investor shares average daily net assets. Class I and Class Y shares are not subject to any distribution fees. The Trust has entered into a Distribution Agreement on behalf of the Funds with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

DHCM, as the financing agent for Class C shares, received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds during the year ended December 31, 2021 as follows:

Large Cap Fund	$606

The Funds may invest in one or more Diamond Hill Funds. The Funds’ adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. This fee waiver is accrued daily and settled monthly. During the year ended December 31, 2021, the Funds reduced investment advisory fees as follows:

Small-Mid Cap Fund	$94,675
Mid Cap Fund	5,780
Long-Short Fund	115,380

The Small-Mid Cap Fund, Mid Cap Fund and Long-Short Fund each own Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 131

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

Information regarding the Funds’ holdings in the Short Duration Fund during the year ended December 31, 2021 is as follows:

Affiliated Fund	Small-Mid Cap Fund	Mid Cap Fund	Long-Short Fund
Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2020	$26,643,319	$1,626,675	$34,836,878
Purchases	738,002	45,058	901,733
Sales	—	—	(5,000,000)
Realized Gains	—	—	62,759
Change in Unrealized Appreciation (Depreciation)	22,235	1,358	10,722
Value, December 31, 2021	$27,403,556	$1,673,091	$30,812,092
Income Distributions	$731,783	$44,678	$894,741
Long-Term Capital Gain Distributions	$6,219	$380	$6,992

DHCM is a majority shareholder of the Large Cap Concentrated and International Funds.

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. The Independent Trustees were paid $486,000 in fees during the year or period ended December 31, 2021. In addition, DHCM reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP.

132 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

The tax character of distributions paid during the years or period ended December 31, 2021 and 2020 was as follows:

	Small Cap Fund		Small-Mid Cap Fund		Mid Cap Fund
	2021	2020	2021	2020	2021	2020
Distributions paid from:
Ordinary income	$4,964,628	$2,925,606	$11,018,560	$13,930,483	$1,591,509	$1,495,087
Long-term capital gains	82,378,831	—	115,529,321	786,910	16,469	376,407
Total distributions	$87,343,459	$2,925,606	$126,547,881	$14,717,393	$1,607,978	$1,871,494

	Large Cap Fund		Large Cap Concentrated Fund	All Cap Select Fund
	2021	2020	2021	2021	2020
Distributions paid from:
Ordinary income	$168,926,355	$86,692,884	$259,770	$12,924,865	$1,790,659
Long-term capital gains	715,118,746	192,809,037	—	32,261,065	—
Total distributions	$884,045,101	$279,501,921	$259,770	$45,185,930	$1,790,659

	Long-Short Fund		International Fund		Short Duration Fund
	2021	2020	2021	2020	2021	2020
Distributions paid from:
Ordinary income	$—	$8,842,071	$1,499,231	$109,630	$35,095,985	$30,109,298
Long-term capital gains	200,770,964	15,843,708	599,477	79,270	376,715	—
Total distributions	$200,770,964	$24,685,779	$2,098,708	$188,900	$35,472,700	$30,109,298

	Core Bond Fund
	2021	2020
Distributions paid from:
Ordinary income	$8,952,821	$5,006,585
Long-term capital gains	—	—
Total distributions	$8,952,821	$5,006,585

The following information is computed on a tax basis for each item as of December 31, 2021:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation on portfolio investments	$272,053,825	$797,101,753	$93,992,587	$3,808,484,562
Undistributed ordinary income	—	200,223	—	2,246,248
Undistributed capital gains	8,889,551	5,507,103	789,411	116,803,920
Distributable earnings	$280,943,376	$802,809,079	$94,781,998	$3,927,534,730

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 133

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

	Large Cap Concentrated Fund	All Cap Select Fund	Long-Short Fund	International Fund
Net unrealized appreciation on portfolio investments	$2,329,308	$131,060,003	$684,497,840	$2,679,259
Undistributed ordinary income	—	341,941	—	—
Undistributed capital gains	—	4,944,724	51,189,371	133,991
Post October capital losses	(137,902)	—	—	—
Distributable earnings	$2,191,406	$136,346,668	$735,687,211	$2,813,250

	Short Duration Fund	Core Bond Fund
Net unrealized appreciation (depreciation) on portfolio investments	$6,369,524	$(2,129,594)
Post October capital losses	(153,846)	—
Accumulated capital and other losses	—	(476,484)
Distributable earnings (accumulated deficit)	$6,215,678	$(2,606,078)

Post October capital losses listed above incurred after October 31, 2021 and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

As of December 31, 2021, the Funds’ federal tax cost of portfolio investments and net unrealized appreciation (depreciation) on portfolio investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of portfolio investments	$332,013,928	$1,586,802,712	$194,232,887	$8,592,543,997
Gross unrealized appreciation	276,567,455	829,878,638	98,647,070	3,951,899,575
Gross unrealized depreciation	(4,513,630)	(32,776,885)	(4,654,483)	(143,415,013)
Net unrealized appreciation on portfolio investments	$272,053,825	$797,101,753	$93,992,587	$3,808,484,562

	Large Cap Concentrated Fund	All Cap Select Fund	Long-Short Fund	International Fund
Tax cost of portfolio investments	$15,617,282	$252,444,800	$1,034,027,352	$53,220,395
Gross unrealized appreciation	2,534,099	134,585,087	799,138,001	5,009,570
Gross unrealized depreciation	(204,791)	(3,525,084)	(114,640,161)	(2,330,311)
Net unrealized appreciation on portfolio investments	$2,329,308	$131,060,003	$684,497,840	$2,679,259

134 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

	Short Duration Fund	Core Bond Fund
Tax cost of portfolio investments	$1,527,495,918	$419,886,622
Gross unrealized appreciation	23,481,927	5,956,077
Gross unrealized depreciation	(17,112,403)	(8,085,671)
Net unrealized appreciation (depreciation) on portfolio investments	$6,369,524	$(2,129,594)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For the latest tax year ended December 31, 2021, the following Fund has capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

Core Bond Fund
No expiration - short-term	$476,484
No expiration - long-term	—
$476,484

During the year ended December 31, 2021, Small Mid-Cap Fund utilized $3,918,871 of short-term CLCFs, Mid Cap Fund utilized $8,200,674 of short-term CLCFs and $4,178,742 of long-term CLCFs, All Cap Select Fund utilized $54,851 of short-term CLCFs, Long-Short Fund utilized $118,542 of short-term CLCFs, International Fund utilized $112,610 of short-term CLCFs and $87,147 of long-term CLCFs and Short Duration Fund utilized $4,821,867 of short-term CLCFs and $2,442,921 of long-term CLCFs. These CLCFs were utilized to offset current year realized gains.

Reclassifications of capital accounts – Reclassifications result primarily from utilization of earnings and profits on shareholder redemptions and net operating losses. The following reclassifications have no impact on the net assets or NAV per share of the Funds and are designed to present each Fund’s capital accounts on a tax basis:

	Paid-In Capital	Distributable Earnings
Small Cap Fund	$16,511,015	$(16,511,015)
Small-Mid Cap Fund	12,874,771	(12,874,771)
Mid Cap Fund	3,575	(3,575)
Large Cap Fund	107,464,718	(107,464,718)
Large Cap Concentrated Fund	(193)	193
All Cap Select Fund	9,923,630	(9,923,630)
Long-Short Fund	27,159,734	(27,159,734)
International Fund	47,674	(47,674)
Short Duration Fund	(30,956)	30,956
Core Bond Fund	(14,637)	14,637

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 135

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

In-Kind Redemption Transactions

During the year ended December 31, 2021, Large Cap Fund realized $33,460,273 of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received investment securities held by the Fund rather than cash). The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified this amount against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

Borrowings

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, All Cap Select Fund, Long-Short Fund, International Fund, Short Duration Fund and Core Bond Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 20.0%, 25.0%, 15.0%, 20.0%, 20.0% and 20.0%, respectively, of its net assets, with a total maximum of $40,000,000.

Borrowings under the agreement bear interest at the sum of 0.10% plus the higher of Federal Funds Effective Rate or the Overnight Bank Funding Rate plus 1.25%. The line of credit is available until June 1, 2022, unless extended, when any advances are to be repaid. During the year or period ended December 31, 2021, no amounts were drawn from the available line.

In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. A lending fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to anyone borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board. During the year ended December 31, 2021, none of the Funds participated in the Interfund Lending Program.

136 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2021

Other Matters

The global spread of novel coronavirus disease (COVID-19) was declared a pandemic by the World Health Organization. This pandemic has resulted in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Funds’ financial performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund’s investments. Management continues to monitor and evaluate this situation.

Subsequent Events

The Funds evaluated events from December 31, 2021 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 137

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees of
Diamond Hill Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and investments sold short, of Diamond Hill Funds comprising the funds listed below (the “Funds”) as of December 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of December 31, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Diamond Hill Small Cap Fund,

Diamond Hill Small-Mid Cap Fund,

Diamond Hill Mid Cap Fund,

Diamond Hill Large Cap Fund,

Diamond Hill All Cap Select Fund,

Diamond Hill Long-Short Fund,

Diamond Hill Short Duration

Securitized Bond Fund,

Diamond Hill Core Bond Fund

	For the year ended December 31, 2021	For the years ended December 31, 2021 and 2020	For the years ended December 31, 2021, 2020, 2019, and 2018
Diamond Hill International Fund	For the year ended December 31, 2021	For the years ended December 31, 2021 and 2020	For the years ended December 31, 2021 and 2020, and for the period July 1, 2019 (commencement of operations) through December 31, 2019
Diamond Hill Large Cap Concentrated Fund	For the period February 26, 2021 (commencement of operations) through December 31, 2021

The Funds’ financial highlights for the years or periods ended December 31, 2017, were audited by other auditors whose report dated February 16, 2018, expressed an unqualified opinion on those financial highlights.

138 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Report of Independent Registered
Public Accounting Firm (Continued)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more funds advised by Diamond Hill Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.

Cleveland, Ohio
February 18, 2022

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 139

Diamond Hill Funds
Other Items
December 31, 2021 (Unaudited)

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve-month period ended June 30 are available without charge upon request by calling toll free number 1-888-226-5595, or through the Funds’ website, or on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Part F to Form N-PORT. The complete listing is available on the Commission’s website. Monthly portfolio holdings are also available on www.diamond-hill.com.

Dividends Received Deduction

For corporate shareholders, the following percentages of ordinary dividends paid during the year or period ended December 31, 2021 qualify for the corporate dividends received deduction:

Small Cap Fund	100.00%
Small-Mid Cap Fund	100.00%
Mid Cap Fund	100.00%
Large Cap Fund	100.00%
Large Cap Concentrated Fund	63.31%
All Cap Select Fund	49.91%
Long-Short Fund	0.00%
International Fund	0.00%
Short Duration Fund	0.00%
Core Bond Fund	0.00%

Qualified Dividend Income

The Funds have designated the maximum amount allowable of their taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount was reflected on form 1099-DIV for the calendar year 2021.

140 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Other Items
December 31, 2021 (Continued)

Capital Gain Distribution

For the year ended December 31, 2021, the following Funds designated long-term capital gain distributions:

Small Cap Fund	$98,889,846
Small-Mid Cap Fund	128,401,948
Mid Cap Fund	16,469
Large Cap Fund	789,810,528
All Cap Select Fund	42,184,695
Long-Short Fund	226,787,134
International Fund	647,150
Short Duration Fund	376,715

International Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The Fund’s foreign source income per share was $0.304 and the foreign tax expense per share was $0.010. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date. These shareholders will receive more detailed information with their 2021 Form 1099-DIV.

Trustee Approval of Investment Advisory Agreement

Renewal of Management Agreement for All Funds

The Board of Trustees of Diamond Hill Funds (the “Trust”) requested and the Adviser provided a broad range of information in connection with its consideration of the continuance of the Amended and Restated Investment Management Agreement (“Management Agreement”) between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for each series of the Trust (each separately, a “Fund”). In approving the Management Agreement of the Trust, the Board considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board based its conclusions in part on its consideration of the advisory arrangements in prior years and the Board’s ongoing regular review of fund performance and operations throughout the year. The Board reviewed the information at regularly scheduled meetings on July 20, 2021, and August 19, 2021, and by unanimous vote approved continuation of the Management Agreement. In concluding to renew the Management Agreement, the Board discussed the following factors, on a Fund-by-Fund basis:

a)

Nature, Extent and Quality of Services. In considering the nature, extent, and quality of services provided by the Adviser to the Trust, the Board reviewed information provided by the Adviser relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Adviser’s compliance and regulatory history, including its Form ADV. The Trustees considered the nature, extent and quality of the services provided by the Adviser under the Management Agreement, including a review of the services provided thereunder and the Adviser’s overall

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 141

Diamond Hill Funds
Other Items
December 31, 2021 (Continued)

reputation, integrity, and mission to serve its clients through a disciplined intrinsic-value-based approach to investment that aligns the Adviser’s interests with those of its clients. The Trustees noted the qualifications of the investment staff and other key personnel of the Adviser and that the Adviser continues to invest significant resources in human capital to attract and retain top talent. The Trustees also reviewed the Adviser’s succession plan for key investment and management staff. In addition, the Trustees reviewed information related to the compensation structure for portfolio managers and other key investment personnel. Finally, the Trustees noted that the Adviser provides administrative services to the Trust under an Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement (“Administration Agreement”).

b)

Investment Performance of the Funds. In evaluating the performance of each Fund, the Board receives detailed performance information for each Fund and reviews it at its regularly scheduled meetings. In connection with the consideration of the advisory agreement, the Trustees reviewed each Fund’s absolute performance, performance relative to its passive benchmark, performance relative to a custom peer group, and performance relative to the Fund’s Morningstar category, each as of June 30, 2021. The Trustees concluded that the performance of each Fund is being monitored and reasonably addressed, where appropriate.

c)

Reasonableness of Investment Advisory Fees. The Trustees noted that the contractual fee rate for each Fund under the Management Agreement was in line with or below the average and median rates of the applicable Fund’s Morningstar category.

d)

Reasonableness of Total Expenses. The Trustees noted that with exception of two Funds, the total expenses for Class I and Class Y shares of all Funds were at or below the median total expenses of comparable funds within each Fund’s applicable Morningstar category. The total expenses for those two Funds were within 4 basis points of the median total expenses of comparable funds. As it relates to Investor Class, the total expenses are at or below the median total expenses of comparable funds with the applicable Fund’s Morningstar category for all except Short Duration Securitized Bond Fund, which was 8 basis points higher. Except for the Short Duration Securitized Bond Fund, the total expense ratio for the Investor shares, Class I and Class Y shares for all Funds is below the 50th percentile of the Morningstar peer group.

e)

Reasonableness of Investment Advisory Fees as Compared to Fees Charged to Other Clients. The Trustees reviewed the fees paid by each of the Adviser’s other clients, as well as a summary of the differences in services provided and how these differences affect fees, including the difference between serving as an adviser versus a sub-adviser. With limited exceptions, the Trustees observed that the investment advisory fees charged by the Adviser to the Funds were comparable to the investment advisory fees the Adviser charges its other similarly managed accounts (i.e., separately managed accounts).

f)

Profitability. The Trustees considered each Fund’s profitability to the Adviser and the Adviser’s methodology for calculating its profitability. The Trustees observed that the Adviser’s pre-tax profit margin under the Management Agreement represented a fair and entrepreneurial profit for managing the Funds. The Trustees discussed that the Adviser is also the administrator to the Funds and the Trustees reviewed a separate profitability

142 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Other Items
December 31, 2021 (Continued)

analysis relating to the administrative services provided to the Funds. The Trustees noted that the profit margin under the Administration Agreement represented a fair and entrepreneurial profit for serving as administrator to the Funds.

g)

Economies of Scale. The Trustees reviewed the potential extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. They noted that while many advisory firms reduce fees as assets under management increase with predetermined break points, the Adviser has adopted a different strategy. The Trustees considered that rather than instituting break points, the Adviser has targeted its advisory fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it can efficiently manage the Fund’s assets and attempt to fulfill its responsibility to add value to existing investors. The Trustees noted that two of the Funds currently are closed to most new investors. The Trustees also noted that the Adviser has a history of voluntarily reducing its fees under the Administration Agreement when asset growth allows for the sharing of economies of scale, with the most recent reduction having taken place on February 28, 2018.

h)

Ancillary Benefits. The Trustees considered ancillary benefits received by the Adviser as a result of its relationship with the Funds, including the ability to negotiate favorable commissions rates and have access to research that benefits all of the Adviser’s clients and the ability to serve as sub-adviser to other mutual funds. The Trustees noted that as administrator to the Funds the Adviser is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Trustees.

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with each Fund, and the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded the compensation to be received by the Adviser from each Fund was fair and reasonable and the continuance of the Management Agreement for all of the Funds was in the best interests of each Fund and its shareholders.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 143

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as sales charges and fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at July 1, 2021 and held for the entire period from July 1, 2021 through December 31, 2021.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Investor	1,000.00	1,000.00	1,097.60	1,018.85	6.67	6.42	1.26%
Class I	1,000.00	1,000.00	1,099.00	1,020.31	5.14	4.94	0.97%
Class Y	1,000.00	1,000.00	1,099.60	1,020.92	4.50	4.34	0.85%
Small-Mid Cap Fund
Investor	1,000.00	1,000.00	1,081.80	1,019.13	6.33	6.14	1.21%
Class I	1,000.00	1,000.00	1,083.20	1,020.59	4.81	4.66	0.92%
Class Y	1,000.00	1,000.00	1,083.70	1,021.19	4.18	4.05	0.80%
Mid Cap Fund
Investor	1,000.00	1,000.00	1,088.90	1,019.87	5.57	5.39	1.06%
Class I	1,000.00	1,000.00	1,090.50	1,021.33	4.05	3.91	0.77%
Class Y	1,000.00	1,000.00	1,090.80	1,021.94	3.42	3.30	0.65%

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Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Large Cap Fund
Investor	1,000.00	1,000.00	1,089.40	1,020.37	5.05	4.89	0.96%
Class I	1,000.00	1,000.00	1,090.60	1,021.83	3.53	3.41	0.67%
Class Y	1,000.00	1,000.00	1,091.30	1,022.43	2.90	2.80	0.55%
Large Cap Concentrated Fund
Investor	1,000.00	1,000.00	1,097.70	1,020.38	5.06	4.87	0.96%
Class I	1,000.00	1,000.00	1,100.30	1,021.84	3.53	3.40	0.67%
Class Y	1,000.00	1,000.00	1,100.80	1,022.45	2.90	2.79	0.55%
All Cap Select Fund
Investor	1,000.00	1,000.00	1,086.70	1,019.36	6.09	5.90	1.16%
Class I	1,000.00	1,000.00	1,088.60	1,020.82	4.58	4.43	0.87%
Class Y	1,000.00	1,000.00	1,089.20	1,021.42	3.95	3.82	0.75%
Long-Short Fund
Investor	1,000.00	1,000.00	1,051.80	1,017.95	7.44	7.32	1.44%
Class I	1,000.00	1,000.00	1,053.70	1,019.41	5.95	5.85	1.15%
Class Y	1,000.00	1,000.00	1,054.10	1,020.02	5.33	5.24	1.03%
International Fund
Investor	1,000.00	1,000.00	980.50	1,019.52	5.63	5.74	1.13%
Class I	1,000.00	1,000.00	981.80	1,020.99	4.18	4.26	0.84%
Class Y	1,000.00	1,000.00	981.90	1,021.59	3.58	3.65	0.72%
Short Duration Fund
Investor	1,000.00	1,000.00	1,002.70	1,021.12	4.09	4.13	0.81%
Class I	1,000.00	1,000.00	1,004.20	1,022.59	2.63	2.65	0.52%
Class Y	1,000.00	1,000.00	1,005.70	1,023.19	2.02	2.04	0.40%
Core Bond Fund
Investor	1,000.00	1,000.00	998.80	1,021.36	3.84	3.89	0.76%
Class I	1,000.00	1,000.00	1,000.00	1,022.83	2.37	2.40	0.47%
Class Y	1,000.00	1,000.00	1,000.60	1,023.44	1.77	1.79	0.35%

*

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 145

Diamond Hill Funds
Management of the Trust
(Unaudited)

Listed in the charts below is basic information regarding the Trustees and Officers of the Trust.

INDEPENDENT TRUSTEES:

Name/Address/[1] Age	Position(s) Held with Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) At Least The Last 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Tamara L. Fagely Year of Birth: 1958	Trustee	Since November 2014	Retired, January 2014 to present; Chief Operations Officer, Hartford Funds, 2012 to 2013; Chief Financial Officer, Hartford Funds, 2010 to 2012; Treasurer, Hartford Funds, 2001 to 2012.	10	Allianz Variable Insurance Products Trust and Allianz Variable Insurance Products Fund of Funds Trust, December 2017 to present; AIM ETF Products Trust, February 2020 to present
Jody T. Foster Year of Birth: 1969	Trustee	Since February 2022	Chief Executive Officer, Symphony Consulting, 2010 to present	10	Hussman Investment Trust, June 2016 to present
John T. Kelly-Jones Year of Birth: 1960	Trustee	Since May 2019	Retired, December 2017 to present; Partner, COO and CCO, Independent Franchise Partners, LLP June 2009 to November 2017.	10	None
D’Ray Moore Year of Birth: 1959	Chairperson Trustee	Since February 2014 Since August 2007	Retired, Community Volunteer, November 2001 to present.	10	Advisors Investment Trust, July 2011 to present
Nancy M. Morris Year of Birth: 1952	Trustee	Since May 2019	Retired, August 2018 to present; Chief Compliance Officer, Wellington Management Company LLP April 2012 to July 2018.	10	The Arbitrage Funds, December 2018 to present, AltShares Trust January 2020 to present

146 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Management of the Trust
(Unaudited) (Continued)

PRINCIPAL OFFICERS:

Name/Address/[1] Age	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) At Least The Last 5 Years
Thomas E. Line Year of Birth: 1967	President	Since May 2020

Chief Executive Officer of the Trust, November 2014 to May 2020; Chief Financial Officer of Diamond Hill Investment Group, Inc., January 2015 to present; Managing Director - Finance of Diamond Hill Investment Group, Inc., April 2014 to December 2014.

Karen R. Colvin Year of Birth: 1966	Vice President Secretary	Since November 2011 Since November 2014	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present.
Gary R. Young Year of Birth: 1969	Chief Compliance Officer	Since May 2020

President of the Trust, November

2014 to May 2020; Secretary of the Trust, May 2004 to November 2014; Chief Administrative Officer of the Trust, October 2010 to November 2014; Chief Risk Officer of Diamond Hill Capital Management, Inc. May 2020 to present; Chief Compliance Officer of Diamond Hill Capital Management Inc., October 2010 to present; Controller of Diamond Hill Investment Group, Inc., April 2004 to March 2015.

Julie A. Roach Year of Birth: 1971	Treasurer	Since October 2017	Director-Fund Administration, Diamond Hill Capital Management, Inc., September 2017 to present; Assistant Treasurer - Head of Valuation Oversight, J.P. Morgan Asset Management, August 2012 to 2017.

[1]	The address of each Trustee and Officer is 325 John H. McConnell Boulevard — Suite 200, Columbus, Ohio 43215.

[2]

Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until their resignation, removal or retirement. Trustees have a 15-year term limit. Each Officer is elected by the Trustees for a 1-year term to serve the Trust or until their resignation, removal or retirement.

The Statement of Additional Information contains additional information about the Trustees and is available without charge on www.diamond-hill.com or by calling 1-888-226-5595.

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DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2021 | DIAMOND-HILL.COM 149

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DH-AR123121

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has made minor amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant's Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Ms. Tamara L. Fagely and Jody T. Foster, who are "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Audit fees totaled $152,788 and $180,500 in fiscal 2021 and 2020, respectively. 2021 and 2020 fees include fees associated with the annual audit and filings of the registrant's Form N-1A and Form N-CEN.

(b) Audit-Related Fees. There were no audit-related fees in fiscal 2021 and 2020.

(c) Tax Fees. Fees for tax compliance services totaled $45,000 and $63,000 in fiscal 2021 and 2020, respectively.

(d) All Other Fees. All other fees totaled $1,164 and $0 in fiscal 2021 and 2020, respectively.

(e)(1) Audit Committee Pre-Approval Policies. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that may receive the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CEN and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employee.

(g) The aggregate non-audit fees for services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $21,750 and $0 in 2021 and 2020, respectively.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included in the Annual Report to Shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affected, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics for Senior Financial Officers is filed herewith.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) (a)(4)	Not applicable. Change in the registrant's independent public accountants: Not applicable

(b)	Certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, President

Date:	February 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, President

Date:	February 23, 2022

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	February 23, 2022